UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Australia — 1.3%
AGL Energy	20,847	$342
Alumina	70,920	141
Amcor	36,009	373
AMP	92,879	283
APA Group	38,093	240
Aristocrat Leisure	17,453	353
ASX	6,267	277
Aurizon Holdings	67,982	231
AusNet Services, Cl Miscellaneous	52,822	69
Australia & New Zealand Banking Group	94,151	1,908
Bank of Queensland	11,675	89
Bendigo & Adelaide Bank	14,507	116
BHP Billiton	103,107	2,409
BlueScope Steel	18,578	232
Boral	38,313	199
Brambles	52,309	390
Caltex Australia	7,822	183
Challenger	19,104	156
CIMIC Group	2,912	100
Coca-Cola Amatil	16,592	116
Cochlear	1,877	275
Commonwealth Bank of Australia	56,417	3,059
Computershare	15,057	193
Crown Resorts	13,506	132
CSL	14,503	1,865
Dexus ††	31,343	225
Domino’s Pizza Enterprises	1,778	57
Flight Centre Travel Group	1,608	68
Fortescue Metals Group	50,827	175
Goodman Group ††	58,022	397
GPT Group ††	58,374	213
Harvey Norman Holdings	16,099	43
Healthscope	50,269	92
Incitec Pivot	48,881	140
Insurance Australia Group	75,763	452
Lend Lease Group	18,696	252
Macquarie Group	10,275	843
Medibank	96,664	214
Mirvac Group ††	121,141	205
National Australia Bank	86,139	1,882
Newcrest Mining	23,896	381
Oil Search	45,910	272
Orica	13,599	204
Origin Energy *	56,799	418
QBE Insurance Group	43,804	329
Ramsay Health Care	4,580	224
REA Group	1,526	93
Rio Tinto	13,766	830
Santos *	59,937	278
Scentre Group ††	174,377	530
Seek	10,586	155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonic Healthcare	13,482	$240
South32	172,021	483
Stockland ††	74,722	234
Suncorp Group	40,179	425
Sydney Airport	37,083	200
Tabcorp Holdings	58,033	192
Telstra	130,856	314
TPG Telecom	9,871	42
Transurban Group	70,344	616
Treasury Wine Estates	23,913	344
Vicinity Centres ††	109,847	202
Wesfarmers	36,485	1,205
Westfield ††	64,789	450
Westpac Banking	108,544	2,347
Woodside Petroleum	30,649	745
Woolworths Group	42,464	893

		31,635

Austria — 0.1%
ANDRITZ	2,109	113
Erste Group Bank	9,724	477
OMV	4,766	297
Raiffeisen Bank International	4,866	165
voestalpine	4,030	213

		1,265

Belgium — 0.2%
Ageas	5,835	314
Anheuser-Busch InBev	24,645	2,463
Colruyt	1,951	110
Groupe Bruxelles Lambert	2,580	296
KBC Group	8,228	720
Proximus	5,154	158
Solvay	2,349	328
Telenet Group Holding *	1,528	90
UCB	4,092	310
Umicore	6,656	372

		5,161

Brazil — 0.5%
Ambev	223,410	1,494
Atacadao Distribuicao Comercio e Industria *	22,000	95
B3 - Brasil Bolsa Balcao *	96,578	699
Banco Bradesco *	47,774	439
Banco do Brasil *	40,700	429
Banco Santander Brasil	20,400	223
BB Seguridade Participacoes	33,600	265
BR Malls Participacoes	43,495	136
BRF *	27,900	199
CCR	58,748	202
Centrais Eletricas Brasileiras *	13,000	71
Cia de Saneamento Basico do Estado de Sao Paulo *	16,500	166
Cia Energetica de Minas Gerais	374	1

Adviser Managed Trust / Quarterly Report / April 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cia Siderurgica Nacional *	38,000	$96
Cielo	57,940	319
Cosan Industria e Comercio	8,500	97
EDP - Energias do Brasil	18,847	75
Embraer	33,400	213
Engie Brasil Energia	9,500	101
Equatorial Energia	9,600	196
Fibria Celulose	11,800	233
Hypermarcas	16,900	152
Itausa - Investimentos Itau *	4,649	18
JBS	43,100	108
Klabin	29,365	178
Kroton Educacional	67,600	273
Localiza Rent a Car *	31,185	249
Lojas Renner	34,440	321
M Dias Branco *	6,600	83
Multiplan Empreendimentos Imobiliarios *	4,519	86
Natura Cosmeticos	10,900	101
Odontoprev	16,300	70
Petroleo Brasileiro *	137,300	974
Porto Seguro	6,700	87
Qualicorp	12,400	86
Raia Drogasil *	11,300	223
Rumo *	53,774	228
Sul America	12,142	75
Suzano Papel e Celulose	21,300	250
TIM Participacoes	42,200	193
Transmissora Alianca de Energia Eletrica	14,500	89
Ultrapar Participacoes	17,100	298
Vale *	152,189	2,122
WEG	35,620	181

		12,194

Canada — 0.5%
58.com ADR *	4,400	385
Alibaba Group Holding ADR *	55,400	9,891
Atlantic Power *	12,789	28
Ctrip.com International ADR *	18,100	740
IMAX *	6,636	154
JD.com ADR *	32,300	1,179
Masonite International *	3,516	214
MDC Partners, Cl A *	6,541	49
Momo ADR *	5,000	175
Tahoe Resources *	15,200	77
TAL Education Group ADR *	15,000	546
Teekay	7,946	70
Weibo ADR *	2,280	261

		13,769

Chile — 0.1%
AES Gener	139,105	39
Aguas Andinas, Cl A	110,966	74
Banco de Chile	1,099,684	182

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco de Credito e Inversiones	1,943	$147
Banco Santander Chile	3,038,891	253
Cencosud	65,576	195
Cia Cervecerias Unidas	7,031	98
Colbun	369,931	92
Empresa Nacional de Telecomunicaciones	7,975	94
Empresas CMPC	57,207	234
Empresas COPEC	20,357	333
Enel Americas	1,327,127	304
Enel Chile	1,693,852	212
Itau CorpBanca	6,192,200	64
Latam Airlines Group	14,011	215
SACI Falabella	32,663	317

		2,853

China — 1.8%
AAC Technologies Holdings	35,000	510
Agricultural Bank of China, Cl H	1,248,000	709
Air China, Cl H	102,000	136
Aluminum Corp of China, Cl H *	228,000	130
Anhui Conch Cement, Cl H	57,500	362
ANTA Sports Products	57,000	328
Autohome ADR *	2,800	273
AviChina Industry & Technology, Cl H	108,000	69
Baidu ADR *	13,200	3,312
Bank of China, Cl H	3,796,000	2,080
Bank of Communications, Cl H	398,000	328
Beijing Capital International Airport, Cl H	80,000	110
CGN Power, Cl H (A)	501,000	137
China Cinda Asset Management, Cl H	408,000	147
China CITIC Bank, Cl H	409,000	295
China Communications Construction, Cl H	203,000	235
China Communications Services, Cl H	148,000	94
China Construction Bank, Cl H	4,014,000	4,255
China Everbright Bank, Cl H	174,000	88
China Galaxy Securities, Cl H	152,500	101
China Longyuan Power Group, Cl H	163,000	161
China Merchants Bank, Cl H	183,000	807
China National Building Material, Cl H	192,000	227
China Oilfield Services, Cl H	90,000	90
China Pacific Insurance Group, Cl H	126,000	561
China Petroleum & Chemical, Cl H	1,190,000	1,163
China Railway Construction, Cl H	103,000	122
China Railway Group, Cl H	187,000	150
China Telecom, Cl H	640,000	313
China Vanke, Cl H	61,900	258
Chongqing Rural Commercial Bank, Cl H	151,000	116
CITIC Securities, Cl H	109,000	269
COSCO SHIPPING Development, Cl H *	54,000	10
Country Garden Holdings	295,000	610
CRRC	192,000	171
ENN Energy Holdings	36,000	339

2	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fosun International	121,000	$260
Great Wall Motor, Cl H	167,000	175
Guangzhou R&F Properties	59,200	142
Huaneng Power International, Cl H	198,000	132
Industrial & Commercial Bank of China, Cl H	3,513,000	3,124
Jiangsu Expressway, Cl H	70,000	96
Jiangxi Copper, Cl H	78,000	112
Kingsoft	50,000	150
NetEase ADR	3,900	1,003
New Oriental Education & Technology Group ADR	7,100	638
PetroChina, Cl H	988,000	729
PICC Property & Casualty, Cl H	222,000	401
Ping An Insurance Group of China, Cl H	244,500	2,416
Shandong Weigao Group Medical Polymer, Cl H	112,000	69
Shanghai Electric Group, Cl H	144,000	53
Shanghai Fosun Pharmaceutical Group, Cl H	27,000	148
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	51,840	74
Shanghai Pharmaceuticals Holding, Cl H	43,100	118
Shenzhou International Group Holdings	36,000	395
Shimao Property Holdings	58,500	157
Sihuan Pharmaceutical Holdings Group	100,000	24
SINA *	2,800	268
Sino-Ocean Group Holding	157,000	110
Sinopec Shanghai Petrochemical, Cl H	190,000	127
Sinopharm Group, Cl H	54,400	229
SOHO China *	113,000	58
Sun Art Retail Group	122,500	139
Tencent Holdings	276,300	13,765
Tingyi Cayman Islands Holding	108,000	205
Travelsky Technology, Cl H	56,000	165
Tsingtao Brewery, Cl H	20,000	104
Vipshop Holdings ADR *	21,600	334
Want Want China Holdings	264,000	235
Weichai Power, Cl H	124,000	145
Yanzhou Coal Mining, Cl H	98,000	124
YY ADR *	2,100	202
Zhuzhou CSR Times Electric, Cl H	25,500	136
Zijin Mining Group, Cl H	288,000	133
ZTE, Cl H	41,400	135

		46,096

Colombia — 0.0%
Bancolombia	9,900	119
Cementos Argos	20,851	73
Ecopetrol	210,420	231
Grupo Argos	12,098	87
Grupo de Inversiones Suramericana	12,361	171
Interconexion Electrica ESP	18,670	96

		777

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Czech Republic — 0.0%
Central European Media Enterprises, Cl A *	10,878	$46
CEZ	7,360	189
Komercni banka	3,469	150
Moneta Money Bank (A)	23,296	84
O2 Czech Republic	5,020	69

		538

Denmark — 0.3%
AP Moller - Maersk, Cl A	111	170
AP Moller - Maersk, Cl B	211	341
Carlsberg, Cl B	3,452	387
Chr Hansen Holding	3,206	292
Coloplast, Cl B	3,838	326
Danske Bank	23,757	830
DSV	6,046	481
Genmab *	1,848	375
H Lundbeck	2,300	134
ISS	5,425	190
Novo Nordisk, Cl B	60,026	2,840
Novozymes, Cl B	7,367	348
Orsted (A)	6,386	422
Pandora	3,366	375
TDC *	25,804	210
Tryg	3,356	80
Vestas Wind Systems	6,846	444
William Demant Holding *	3,548	139

		8,384

Finland — 0.2%
Elisa	4,520	201
Fortum	14,433	333
Kone, Cl B	11,193	558
Metso	3,267	117
Neste	4,462	377
Nokia	190,063	1,143
Nokian Renkaat	4,210	169
Orion, Cl B	3,353	102
Sampo, Cl A	14,205	768
Stora Enso, Cl R	17,885	355
UPM-Kymmene	17,516	628
Wartsila	14,115	301

		5,052

France — 2.0%
Accor	6,181	350
Aeroports de Paris	943	208
Air Liquide	13,803	1,802
Alstom	5,178	236
Amundi (A)	1,898	162
Arkema	2,184	286
Atos	3,073	415
AXA	62,568	1,793

Adviser Managed Trust / Quarterly Report / April 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BioMerieux	1,301	$103
BNP Paribas	36,141	2,794
Bollore	25,713	128
Bouygues	7,112	363
Bureau Veritas	9,269	242
Capital Gemini	5,060	697
Carrefour	18,547	382
Casino Guichard Perrachon	1,640	85
Cie de Saint-Gobain	16,114	847
Cie Generale des Etablissements Michelin	5,435	765
CNP Assurances	4,973	128
Credit Agricole	36,111	595
Danone	19,582	1,587
Dassault Aviation	86	172
Dassault Systemes	4,118	534
Edenred	7,019	242
Eiffage	2,513	300
Electricite de France	19,156	270
Engie	58,743	1,033
Essilor International Cie Generale d’Optique	6,668	911
Eurazeo	1,490	131
Eurofins Scientific	391	211
Eutelsat Communications	5,058	110
Faurecia	2,384	195
Fonciere Des Regions ††	966	108
Gecina ††	1,536	266
Getlink	16,668	235
Hermes International	1,028	665
ICADE ††	1,074	107
Iliad	863	173
Imerys	1,037	95
Ingenico Group	1,924	168
Ipsen	1,225	199
JCDecaux	2,153	77
Kering	2,436	1,411
Klepierre ††	7,059	289
Lagardere	3,419	98
Legrand	8,611	671
L’Oreal	8,047	1,933
LVMH Moet Hennessy Louis Vuitton	9,012	3,150
Natixis	30,595	252
Orange	64,230	1,173
Pernod Ricard	6,810	1,132
Peugeot	19,055	470
Publicis Groupe	6,760	506
Remy Cointreau	660	91
Renault	6,050	657
Rexel	10,220	159
Safran	10,733	1,264
Sanofi	36,454	2,898
Schneider Electric	18,268	1,661
SCOR	5,897	240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SEB	667	$128
Societe BIC	833	85
Societe Generale	24,650	1,354
Sodexo	2,875	285
STMicroelectronics	20,688	453
Suez	12,487	180
Teleperformance	1,815	291
Thales	3,434	436
TOTAL	78,029	4,933
Ubisoft Entertainment *	2,504	240
Valeo	7,698	516
Veolia Environnement	15,376	365
Vinci	16,450	1,652
Vivendi	33,282	880
Wendel	834	126

		50,149

Germany — 1.8%
1&1 Drillisch	1,665	121
adidas	6,082	1,498
Allianz	14,384	3,414
Axel Springer	1,668	137
BASF	29,450	3,071
Bayer	26,514	3,180
Bayerische Motoren Werke	10,731	1,199
Beiersdorf	3,138	356
Brenntag	4,902	282
Commerzbank *	34,634	448
Continental	3,576	956
Covestro (A)	5,121	468
Daimler	30,843	2,441
Deutsche Bank	67,119	922
Deutsche Boerse	6,221	839
Deutsche Lufthansa	8,164	238
Deutsche Post	31,182	1,360
Deutsche Telekom	107,552	1,884
Deutsche Wohnen	11,477	543
E.ON	71,639	785
Evonik Industries	5,173	184
Fraport Frankfurt Airport Services Worldwide	1,422	138
Fresenius & KGaA	13,410	1,026
Fresenius Medical Care & KGaA	6,936	706
GEA Group	5,902	231
Hannover Rueck	1,949	275
HeidelbergCement	4,693	461
Henkel & KGaA	3,397	405
HOCHTIEF	602	110
HUGO BOSS	1,938	182
Infineon Technologies	36,107	928
Innogy (A)	4,679	207
K+S	6,444	190
KION Group	2,206	185

4	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LANXESS	2,989	$222
Linde	5,976	1,329
MAN	1,208	139
Merck KGaA	4,251	417
METRO	5,165	75
MTU Aero Engines	1,633	282
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	5,025	1,153
OSRAM Licht	3,343	193
ProSiebenSat.1 Media	7,390	269
QIAGEN *	6,958	229
RWE	16,995	408
SAP	31,631	3,532
Siemens	24,527	3,131
Siemens Healthineers *(A)	4,811	188
Symrise	3,924	318
Telefonica Deutschland Holding	21,545	103
ThyssenKrupp	14,291	373
TUI	14,618	331
Uniper	6,321	196
United Internet	4,012	261
Volkswagen	1,113	228
Vonovia	15,542	781
Wirecard	3,686	504
Zalando *(A)	3,599	186

		44,218

Greece — 0.0%
Alpha Bank AE *	65,706	174
Costamare	6,739	46
Eurobank Ergasias *	93,311	118
FF Group *	1,785	34
Hellenic Telecommunications Organization	13,601	198
JUMBO	4,857	89
National Bank of Greece *	287,733	120
OPAP	11,884	142
Piraeus Bank *	12,192	52
Titan Cement	2,299	61

		1,034

Hong Kong — 1.5%
3SBio (A)	60,300	130
Agile Group Holdings	74,000	147
AIA Group	387,400	3,490
Alibaba Health Information Technology *	190,000	96
Alibaba Pictures Group *	710,000	80
ASM Pacific Technology	9,800	135
Bank of East Asia	42,812	189
Beijing Enterprises Holdings	24,000	121
Beijing Enterprises Water Group	264,000	155
BOC Hong Kong Holdings	119,000	619
Brilliance China Automotive Holdings	140,000	253
Byd, Cl H	31,000	218

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BYD Electronic International	38,500	$59
China Conch Venture Holdings	78,500	245
China Everbright	50,000	111
China Everbright International	116,000	164
China Evergrande Group *	193,000	621
China Gas Holdings	82,000	293
China Huarong Asset Management, Cl H (A)	480,200	166
China Huishan Dairy Holdings *	228,000	12
China Jinmao Holdings Group	246,000	141
China Life Insurance, Cl H	347,000	995
China Medical System Holdings	64,000	158
China Mengniu Dairy	133,000	432
China Merchants Port Holdings	67,044	151
China Minsheng Banking, Cl H	268,000	253
China Mobile	293,000	2,807
China Molybdenum, Cl H	177,000	135
China Overseas Land & Investment	174,000	589
China Resources Beer Holdings	88,000	381
China Resources Gas Group	44,000	163
China Resources Land	128,000	485
China Resources Pharmaceutical Group (A)	92,000	127
China Resources Power Holdings	90,000	173
China Shenhua Energy, Cl H	164,000	407
China Southern Airlines, Cl H	98,000	106
China State Construction International Holdings	108,000	141
China Taiping Insurance Holdings	75,800	257
China Unicom	280,000	399
CIFI Holdings Group	156,000	124
CITIC	281,000	431
CK Asset Holdings	81,776	709
CK Hutchison Holdings	85,500	1,014
CK Infrastructure Holdings	21,000	166
CLP Holdings	54,000	561
CNOOC	824,000	1,382
COSCO SHIPPING Ports	31,064	27
CSPC Pharmaceutical Group	224,000	577
Dongfeng Motor Group, Cl H	126,000	140
Far East Horizon	99,000	98
First Pacific	62,000	32
Fullshare Holdings	337,200	185
Fuyao Glass Industry Group, Cl H (A)	26,000	90
Galaxy Entertainment Group *	76,000	672
GCL-Poly Energy Holdings *	696,000	87
Geely Automobile Holdings	245,000	656
Genting Singapore	200,800	177
GF Securities, Cl H	63,600	113
GOME Retail Holdings *	606,000	66
Guangdong Investment	134,000	209
Guangzhou Automobile Group, Cl H	110,000	203
Haier Electronics Group	72,000	250
Haitian International Holdings	34,000	91

Adviser Managed Trust / Quarterly Report / April 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haitong Securities, Cl H	151,200	$208
Hang Lung Group	26,000	79
Hang Lung Properties	65,000	154
Hang Seng Bank	25,000	636
Henderson Land Development	37,620	240
Hengan International Group	34,500	308
HK Electric Investments & HK Electric Investments (A)	76,500	71
HKT Trust & HKT, Cl Miscellaneous	122,000	161
Hong Kong & China Gas	271,740	569
Hong Kong Exchanges & Clearing	37,628	1,233
Huaneng Renewables, Cl H	280,000	125
Huatai Securities, Cl H (A)	78,200	160
Hysan Development	18,000	105
I-CABLE Communications *	9	–
Kerry Properties	19,000	91
Kingboard Chemical Holdings	30,000	123
Kingston Financial Group	128,000	65
Kunlun Energy	152,000	131
Lee & Man Paper Manufacturing	75,000	83
Lenovo Group	332,000	159
Li & Fung	170,000	86
Link ††	71,500	634
Longfor Properties	76,500	231
Meitu *(A)	62,500	67
Melco Resorts & Entertainment ADR	8,121	253
MGM China Holdings	27,600	76
Minth Group	24,000	115
MTR	46,639	263
New China Life Insurance, Cl H	42,300	199
New World Development	197,347	292
Nexteer Automotive Group	42,000	66
Nine Dragons Paper Holdings	104,000	157
NWS Holdings	46,334	92
PCCW	121,000	75
People’s Insurance Group of China, Cl H	328,000	156
Power Assets Holdings	43,000	320
Sands China	79,200	462
Semiconductor Manufacturing International *	140,200	181
Shanghai Industrial Holdings	25,000	66
Shangri-La Asia	36,000	71
Sino Biopharmaceutical	210,000	447
Sino Land	107,967	187
SJM Holdings	57,000	57
Sun Hung Kai Properties	46,000	743
Sunac China Holdings	111,000	479
Sunny Optical Technology Group	32,600	540
Swire Pacific, Cl A	17,500	174
Swire Properties	40,200	143
Techtronic Industries	45,000	266
WH Group (A)	287,177	300
Wharf Holdings	42,000	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wharf Real Estate Investment	42,000	$316
Wheelock	27,000	201
Wynn Macau	52,400	196
Yue Yuen Industrial Holdings	21,500	61
Zhejiang Expressway, Cl H	84,000	87

		36,564

Hungary — 0.0%
MOL Hungarian Oil & Gas	17,864	207
OTP Bank	10,980	480
Richter Gedeon	6,387	129

		816

India — 0.3%
Axis Bank *	21,000	163
Bharti Airtel	14,542	89
Dr Reddy’s Laboratories ADR	4,000	129
Eicher Motors	400	187
Grasim Industries	10,000	164
HCL Technologies	8,000	126
Hindustan Unilever	5,000	113
Housing Development Finance	42,529	1,200
ICICI Bank ADR	50,826	432
Indiabulls Housing Finance	10,000	196
Infosys ADR	75,000	1,325
ITC	33,818	143
Mahindra & Mahindra	10,000	131
Maruti Suzuki India	400	53
Reliance Industries GDR (A)	50,000	1,445
Sun Pharmaceutical Industries	5,819	46
Tata Consultancy Services	6,200	328
Tata Motors ADR *	11,100	279
Vakrangee	7,368	11
Vedanta ADR	15,000	266
Wipro ADR	60,000	287
Yes Bank	20,000	108

		7,221

Indonesia — 0.2%
Adaro Energy	610,500	80
AKR Corporindo	92,500	33
Astra International	938,500	482
Bank Central Asia	569,500	905
Bank Danamon Indonesia	173,000	83
Bank Mandiri Persero	869,000	445
Bank Negara Indonesia Persero	339,000	196
Bank Rakyat Indonesia Persero	2,585,000	598
Bank Tabungan Negara Persero	186,100	42
Bumi Serpong Damai	379,000	46
Charoen Pokphand Indonesia	364,000	96
Gudang Garam	22,000	110
Hanjaya Mandala Sampoerna	425,000	108
Indocement Tunggal Prakarsa	72,000	92

6	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Indofood CBP Sukses Makmur	112,000	$70
Indofood Sukses Makmur	202,000	101
Jasa Marga Persero	114,204	36
Kalbe Farma	982,000	106
Matahari Department Store	112,000	83
Pakuwon Jati	1,021,000	43
Perusahaan Gas Negara Persero	535,500	76
Semen Indonesia Persero	138,000	96
Surya Citra Media	298,000	55
Telekomunikasi Indonesia Persero	2,352,900	648
Tower Bersama Infrastructure	118,500	47
Unilever Indonesia	71,000	236
United Tractors	84,000	206
Waskita Karya Persero	244,500	39
XL Axiata *	188,250	29

		5,187

Ireland — 0.6%
Accenture, Cl A	36,264	5,483
AIB Group	25,573	153
Alkermes *	8,700	385
Ardmore Shipping *	3,445	28
Bank of Ireland Group	29,597	266
CRH	26,682	951
Eaton	25,800	1,936
Endo International *	13,500	77
Experian	29,497	677
Horizon Pharma *	20,043	265
Ingersoll-Rand	14,800	1,242
Kerry Group, Cl A	5,220	533
Mallinckrodt *	6,000	78
Paddy Power Betfair	2,539	251
Pentair	9,700	653
Perrigo	7,800	610
Prothena *	4,684	56
Ryanair Holdings ADR *	933	103
Weatherford International *	47,800	141

		13,888

Israel — 0.1%
Azrieli Group	1,230	56
Bank Hapoalim	34,833	239
Bank Leumi Le-Israel	48,245	286
Bezeq The Israeli Telecommunication	60,090	76
Check Point Software Technologies *	4,066	392
Elbit Systems	695	80
Frutarom Industries	1,133	109
Israel Chemicals	22,343	100
Mizrahi Tefahot Bank	4,031	74
Nice *	1,758	167
Stratasys *	6,051	116
Teva Pharmaceutical Industries *	25,786	471

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teva Pharmaceutical Industries ADR *	3,542	$64

		2,230

Italy — 0.5%
Assicurazioni Generali	40,049	810
Atlantia	14,815	492
CNH Industrial	33,258	412
Davide Campari-Milano	18,239	137
Enel	259,870	1,654
Eni	81,727	1,600
EXOR	3,770	280
Ferrari	3,901	481
Fiat Chrysler Automobiles *	34,678	778
Intesa Sanpaolo	457,645	1,750
Leonardo	13,140	153
Luxottica Group	5,501	344
Mediobanca Banca di Credito Finanziario	20,093	244
Poste Italiane (A)	15,136	148
Prysmian	7,129	210
Recordati	3,426	123
Snam	76,283	367
Telecom Italia *	559,264	527
Terna Rete Elettrica Nazionale	48,596	292
UniCredit	65,046	1,413
UnipolSai Assicurazioni	32,793	88

		12,303

Japan — 4.7%
ABC-Mart	1,000	66
Acom	11,600	53
Aeon	20,800	416
AEON Financial Service	4,000	94
Aeon Mall	3,300	67
Air Water	5,000	97
Aisin Seiki	5,800	315
Ajinomoto	16,700	306
Alfresa Holdings	5,400	119
Alps Electric	6,900	153
Amada Holdings	9,900	119
ANA Holdings	3,400	135
Aozora Bank	4,000	162
Asahi Glass	6,600	274
Asahi Group Holdings	12,500	632
Asahi Kasei	40,000	551
Asics	4,600	87
Astellas Pharma	66,700	979
Bandai Namco Holdings	6,500	221
Bank of Kyoto	1,800	108
Benesse Holdings	1,900	69
Bridgestone	21,200	889
Brother Industries	8,300	179
Calbee	2,300	78
Canon	34,100	1,181

Adviser Managed Trust / Quarterly Report / April 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Casio Computer	6,600	$99
Central Japan Railway	4,600	924
Chiba Bank	24,000	194
Chubu Electric Power	20,500	321
Chugai Pharmaceutical	7,200	380
Chugoku Electric Power	8,100	101
Coca-Cola Bottlers Japan Holdings	3,700	159
Concordia Financial Group	42,700	249
Credit Saison	5,600	100
CYBERDYNE *	3,000	38
Dai Nippon Printing	8,000	172
Daicel	8,500	98
Daifuku	3,100	167
Dai-ichi Life Holdings	34,800	691
Daiichi Sankyo	18,700	641
Daikin Industries	8,000	936
Daito Trust Construction	2,300	384
Daiwa House Industry	18,300	671
Daiwa House Investment, Cl A ††	59	141
Daiwa Securities Group	52,000	320
DeNA	3,100	59
Denso	15,100	794
Dentsu *	6,900	327
Disco	900	159
Don Quijote Holdings	4,000	216
East Japan Railway	10,600	1,016
Eisai	8,700	584
Electric Power Development	4,200	114
FamilyMart UNY Holdings	2,800	272
FANUC	6,200	1,335
Fast Retailing	1,700	749
Fuji Electric	16,000	115
FUJIFILM Holdings	13,500	543
Fujitsu	65,000	396
Fukuoka Financial Group	27,000	145
Hachijuni Bank	11,800	62
Hakuhodo DY Holdings	7,900	111
Hamamatsu Photonics	4,700	181
Hankyu Hanshin Holdings	7,700	304
Hikari Tsushin	800	130
Hino Motors	7,500	92
Hirose Electric	1,155	163
Hisamitsu Pharmaceutical	1,800	140
Hitachi	156,000	1,143
Hitachi Chemical	3,000	66
Hitachi Construction Machinery	3,100	113
Hitachi High-Technologies	2,000	93
Hitachi Metals	6,200	71
Honda Motor	55,300	1,904
Hoshizaki	1,900	177
Hoya	12,800	686
Hulic	8,600	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Idemitsu Kosan	4,200	$164
IHI	5,400	177
Iida Group Holdings	5,100	100
Inpex	30,800	395
Isetan Mitsukoshi Holdings	9,700	108
Isuzu Motors	18,900	289
ITOCHU	47,900	960
J Front Retailing	7,000	114
Japan Airlines	4,000	158
Japan Airport Terminal	1,300	53
Japan Exchange Group	16,900	314
Japan Post Bank	13,600	185
Japan Post Holdings	51,500	626
Japan Prime Realty Investment ††	24	87
Japan Real Estate Investment ††	44	228
Japan Retail Fund Investment ††	89	167
Japan Tobacco	35,700	958
JFE Holdings	16,800	346
JGC	7,100	174
JSR	5,600	106
JTEKT	6,500	105
JXTG Holdings	100,200	654
Kajima	30,000	289
Kakaku.com	4,100	78
Kamigumi	3,500	79
Kaneka	8,000	79
Kansai Electric Power	22,000	308
Kansai Paint	6,300	142
Kao	16,000	1,149
Kawasaki Heavy Industries	5,400	181
KDDI	58,600	1,573
Keihan Electric Railway	3,000	97
Keikyu	7,000	128
Keio	3,400	156
Keisei Electric Railway	4,000	131
Keyence	3,200	1,958
Kikkoman	5,000	217
Kintetsu Group Holdings	5,800	236
Kirin Holdings	27,900	784
Kobe Steel	9,000	93
Koito Manufacturing	3,700	249
Komatsu	29,900	1,025
Konami	3,100	152
Konica Minolta	15,900	137
Kose	900	167
Kubota	34,200	578
Kuraray	11,900	198
Kurita Water Industries	2,900	94
Kyocera	10,200	652
Kyowa Hakko Kirin *	8,700	189
Kyushu Electric Power	14,500	179
Kyushu Financial Group	10,000	49

8	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kyushu Railway	5,000	$160
Lawson	1,800	119
LINE *	2,000	73
Lion	7,000	151
LIXIL Group	8,600	193
M3	7,300	277
Mabuchi Motor	1,400	71
Makita	7,000	315
Marubeni	52,900	398
Marui Group	6,100	127
Maruichi Steel Tube	1,600	55
Mazda Motor	18,200	253
McDonald’s Holdings Japan	1,900	89
Mebuki Financial Group	30,960	120
Medipal Holdings	5,000	107
MEIJI Holdings	4,000	321
MINEBEA MITSUMI	12,900	259
MISUMI Group	9,500	263
Mitsubishi	48,800	1,350
Mitsubishi Chemical Holdings	46,700	444
Mitsubishi Electric	62,000	952
Mitsubishi Estate	40,400	739
Mitsubishi Gas Chemical	5,500	129
Mitsubishi Heavy Industries	10,000	395
Mitsubishi Materials	3,200	98
Mitsubishi Motors	19,900	148
Mitsubishi Tanabe Pharma	6,500	124
Mitsubishi UFJ Financial Group	382,300	2,562
Mitsubishi UFJ Lease & Finance	13,000	83
Mitsui	54,500	984
Mitsui Chemicals	6,200	178
Mitsui Fudosan	29,100	748
Mitsui OSK Lines	3,300	98
Mixi	1,300	43
Mizuho Financial Group	775,700	1,406
MS&AD Insurance Group Holdings	15,700	527
Murata Manufacturing	6,100	772
Nabtesco *	3,300	119
Nagoya Railroad	5,400	142
NEC	8,800	242
Nexon *	14,200	207
NGK Insulators	7,600	140
NGK Spark Plug	5,200	134
NH Foods	3,000	131
Nidec	7,600	1,190
Nikon	11,900	208
Nintendo	3,700	1,561
Nippon Building Fund ††	46	259
Nippon Electric Glass	2,400	69
Nippon Express	2,400	181
Nippon Paint Holdings	5,500	225
Nippon Prologis ††	62	131

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Steel & Sumitomo Metal	24,700	$538
Nippon Telegraph & Telephone	22,300	1,061
Nippon Yusen	4,700	100
Nissan Chemical Industries *	3,600	160
Nissan Motor	75,200	791
Nisshin Seifun Group	5,700	125
Nissin Foods Holdings	1,700	125
Nitori Holdings	2,600	439
Nitto Denko	5,200	387
NOK	2,800	58
Nomura Holdings	115,600	668
Nomura Real Estate Holdings	3,600	89
Nomura Real Estate Master Fund ††	117	163
Nomura Research Institute	3,960	204
NSK	12,800	172
NTT Data	22,000	237
NTT DOCOMO	43,700	1,132
Obayashi	21,100	243
Obic	2,200	184
Odakyu Electric Railway	10,500	227
Oji Holdings	29,000	204
Olympus	9,300	347
Omron	6,400	347
Ono Pharmaceutical	12,800	296
Oracle Japan *	1,100	90
Oriental Land	7,100	708
ORIX	43,200	760
Osaka Gas	12,000	258
Otsuka	3,600	168
Otsuka Holdings *	12,600	660
Panasonic	71,800	1,071
Park24	3,900	111
Persol Holdings	5,600	133
Pola Orbis Holdings	2,800	122
Rakuten	29,600	211
Recruit Holdings	35,300	815
Renesas Electronics *	27,800	292
Resona Holdings	70,800	403
Ricoh	24,400	239
Rinnai	1,000	100
Rohm	3,200	299
Ryohin Keikaku	800	275
Sankyo	1,300	46
Santen Pharmaceutical	12,300	207
SBI Holdings	6,200	157
Secom	6,800	510
Sega Sammy Holdings	5,400	89
Seibu Holdings	7,000	118
Seiko Epson	9,100	171
Sekisui Chemical	13,700	243
Sekisui House	19,400	355
Seven & i Holdings	24,500	1,076

Adviser Managed Trust / Quarterly Report / April 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seven Bank	17,300	$58
Sharp	4,400	129
Shimadzu	8,900	242
Shimamura	700	82
Shimano	2,300	306
Shimizu	18,800	186
Shin-Etsu Chemical	12,500	1,257
Shinsei Bank	5,200	81
Shionogi	9,700	499
Shiseido *	12,200	793
Shizuoka Bank	17,000	173
Showa Shell Sekiyu	5,500	78
SMC	1,900	724
SoftBank Group	26,700	2,074
Sohgo Security Services	2,100	104
Sompo Holdings	11,500	482
Sony	40,500	1,999
Sony Financial Holdings	5,000	91
Stanley Electric	4,400	159
Start Today	6,800	196
Subaru	19,700	662
SUMCO	7,400	183
Sumitomo	38,700	697
Sumitomo Chemical	50,000	287
Sumitomo Dainippon Pharma	4,600	84
Sumitomo Electric Industries	24,200	371
Sumitomo Heavy Industries	3,800	146
Sumitomo Metal Mining	8,000	343
Sumitomo Mitsui Financial Group	43,100	1,792
Sumitomo Mitsui Trust Holdings	10,700	454
Sumitomo Realty & Development	12,000	477
Sumitomo Rubber Industries	5,000	89
Sundrug	2,200	113
Suntory Beverage & Food	4,500	222
Suruga Bank	5,000	68
Suzuken	2,200	95
Suzuki Motor	11,400	614
Sysmex	5,100	451
T&D Holdings	18,000	306
Taiheiyo Cement	4,100	155
Taisei	6,800	367
Taisho Pharmaceutical Holdings	1,200	115
Taiyo Nippon Sanso *	3,800	56
Takashimaya	9,000	77
Takeda Pharmaceutical	22,900	967
TDK	4,400	380
Teijin	5,400	102
Terumo	10,700	606
THK	4,000	140
Tobu Railway	6,500	207
Toho	3,300	110
Toho Gas	2,200	67

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tohoku Electric Power	15,200	$196
Tokio Marine Holdings	21,700	1,026
Tokyo Electric Power *	48,600	231
Tokyo Electron	5,000	962
Tokyo Gas	12,800	343
Tokyo Tatemono	6,000	91
Tokyu	18,000	303
Tokyu Fudosan Holdings	14,900	117
Toppan Printing	18,000	151
Toray Industries	47,000	439
Toshiba *	206,000	552
Tosoh	9,500	169
TOTO	4,800	272
Toyo Seikan Group Holdings	4,700	74
Toyo Suisan Kaisha	2,600	102
Toyoda Gosei	1,900	48
Toyota Industries	5,300	313
Toyota Motor	84,100	5,519
Toyota Tsusho	7,100	255
Trend Micro	4,100	246
Tsuruha Holdings	1,100	158
Unicharm *	13,100	368
United Urban Investment ††	102	156
USS	6,400	135
West Japan Railway	5,300	375
Yahoo Japan	47,600	196
Yakult Honsha	3,600	257
Yamada Denki	18,200	95
Yamaguchi Financial Group	6,000	75
Yamaha	5,300	256
Yamaha Motor	9,100	291
Yamato Holdings	11,500	296
Yamazaki Baking	3,800	83
Yaskawa Electric	8,300	339
Yokogawa Electric	7,800	172
Yokohama Rubber *	3,200	76

		117,611

Luxembourg — 0.1%
Altisource Portfolio Solutions *	1,447	40
Millicom International Cellular	2,253	151
RTL Group	1,121	92
SES, Cl A	11,716	181
Tenaris	15,840	298
Trinseo	5,392	393

		1,155

Malaysia — 0.3%
AirAsia	75,900	74
Alliance Financial Group	51,000	57
AMMB Holdings	89,500	89
Astro Malaysia Holdings	77,700	38
Axiata Group	121,957	165

10	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
British American Tobacco Malaysia	6,700	$42
CIMB Group Holdings	209,627	385
Dialog Group	154,400	121
DiGi.Com	156,100	184
Felda Global Ventures Holdings	75,900	33
Gamuda	78,600	103
Genting	105,000	239
Genting Malaysia	134,000	175
Genting Plantations	16,000	40
HAP Seng Consolidated	28,200	70
Hartalega Holdings	71,000	106
Hong Leong Bank	32,900	159
Hong Leong Financial Group	12,000	60
IHH Healthcare	127,800	198
IJM	131,600	100
IOI	106,700	130
IOI Properties Group	99,750	40
Kuala Lumpur Kepong	28,100	183
Malayan Banking	195,934	538
Malaysia Airports Holdings	43,700	100
Maxis	93,600	139
MISC	61,800	113
Nestle Malaysia	2,700	95
Petronas Chemicals Group	112,400	242
Petronas Dagangan	11,800	81
Petronas Gas	31,000	141
PPB Group	23,300	114
Press Metal Aluminium Holdings	58,200	72
Public Bank	143,700	872
RHB Bank	40,407	55
Sapura Energy	192,700	31
Sime Darby	115,423	79
Sime Darby Plantation	115,423	164
Sime Darby Property	115,423	44
SP Setia Group	70,360	57
Telekom	51,300	69
Tenaga Nasional	163,900	662
UMW Holdings *	25,600	40
Westports Holdings	51,400	44
YTL	218,790	81
YTL Power International	111,588	26

		6,650

Mexico — 0.3%
Alfa, Cl A	142,900	182
America Movil	1,605,000	1,478
Arca Continental	24,000	165
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	94,500	139
Cemex *	672,052	418
Coca-Cola Femsa	24,200	156
El Puerto de Liverpool	11,800	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fibra Uno Administracion ††	139,100	$229
Fomento Economico Mexicano	92,800	894
Gentera *	50,100	40
Gruma, Cl B	11,300	138
Grupo Aeroportuario del Pacifico, Cl B	18,100	187
Grupo Aeroportuario del Sureste, Cl B	10,000	179
Grupo Bimbo, Ser A	77,900	180
Grupo Carso	30,600	110
Grupo Financiero Banorte, Cl O	115,500	719
Grupo Financiero Inbursa, Cl O	117,300	195
Grupo Lala, Cl B	45,100	57
Grupo Mexico	176,000	580
Grupo Televisa	112,800	403
Industrias Penoles	6,810	143
Infraestructura Energetica Nova	25,000	110
Kimberly-Clark de Mexico, Cl A	80,700	146
Mexichem	49,917	155
Promotora y Operadora de Infraestructura	15,000	153
Wal-Mart de Mexico	241,700	669

		7,903

Netherlands — 1.3%
ABN AMRO Group (A)	14,093	438
Aegon	57,889	426
AerCap Holdings *	4,834	252
Airbus	18,808	2,213
Akzo Nobel	8,073	731
Altice, Cl A *	19,084	183
ArcelorMittal	21,587	733
ASML Holding	12,509	2,380
Boskalis Westminster	2,630	78
Chicago Bridge & Iron *	12,305	186
Cimpress *	3,016	434
Coca-Cola European Partners	6,976	276
Frank’s International *	5,846	41
Heineken	8,343	880
Heineken Holding	3,626	369
ING Groep	125,787	2,124
James Hardie Industries	14,692	262
Koninklijke Ahold Delhaize	41,865	1,012
Koninklijke DSM	5,813	603
Koninklijke KPN	110,070	343
Koninklijke Philips	30,120	1,281
Koninklijke Vopak	2,037	101
NN Group	10,187	488
NXP Semiconductor *	30,716	3,222
Randstad Holding	3,993	257
RELX	30,652	652
Royal Dutch Shell, Cl A	146,393	5,103
Royal Dutch Shell, Cl B	120,975	4,335
Unibail-Rodamco ††	3,241	779
Unilever	52,453	3,007

Adviser Managed Trust / Quarterly Report / April 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wolters Kluwer	9,463	$513

		33,702

New Zealand — 0.0%
Auckland International Airport	29,251	131
Fisher & Paykel Healthcare	17,919	161
Fletcher Building	24,494	109
Mercury NZ	20,281	46
Meridian Energy	37,128	77
Ryman Healthcare	10,865	81
Spark New Zealand	62,496	152

		757

Norway — 0.1%
DNB	32,266	606
Gjensidige Forsikring	5,794	92
Marine Harvest	13,532	295
Nordic American Tankers	18,197	34
Norsk Hydro	45,151	282
Orkla	26,360	245
Schibsted, Cl B	2,581	70
Statoil	37,824	970
Telenor	24,716	549
Yara International	5,786	245

		3,388

Pakistan — 0.0%
Habib Bank	25,000	42
Lucky Cement *	9,900	57
United Bank	42,500	74

		173

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	3,639	99
Copa Holdings, Cl A	1,766	207

		306

Peru — 0.0%
Cia de Minas Buenaventura ADR	9,800	156
Credicorp	3,200	744

		900

Philippines — 0.1%
Aboitiz Equity Ventures	87,890	119
Aboitiz Power	71,000	52
Alliance Global Group *	113,100	29
Ayala	11,040	206
Ayala Land	323,500	255
Bank of the Philippine Islands	67,110	136
BDO Unibank	87,866	224
DMCI Holdings	242,100	52
Globe Telecom	1,535	46
GT Capital Holdings	3,650	74
International Container Terminal Services	27,800	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JG Summit Holdings	126,700	$157
Jollibee Foods	29,850	164
Manila Electric	8,200	51
Megaworld	660,000	57
Metro Pacific Investments	586,000	58
Metropolitan Bank & Trust	39,172	64
PLDT	4,370	124
Robinsons Land	104,921	36
Security Bank	11,600	47
SM Investments	10,905	198
SM Prime Holdings	367,800	243
Universal Robina	39,080	106

		2,543

Poland — 0.1%
Alior Bank *	4,438	90
Bank Handlowy w Warszawie	1,777	42
Bank Millennium *	31,094	76
Bank Pekao	7,405	247
Bank Zachodni	1,651	175
CCC	1,316	97
CD Projekt	3,230	115
Cyfrowy Polsat	11,600	85
Dino Polska *(A)	2,517	68
Grupa Azoty	2,400	37
Grupa Lotos	6,419	101
Jastrzebska Spolka Weglowa *	2,700	64
KGHM Polska Miedz	6,427	172
LPP	139	364
mBank	771	94
Orange Polska *	33,367	50
PGE Polska Grupa Energetyczna *	38,568	115
PLAY Communications (A)	5,037	43
Polski Koncern Naftowy Orlen	14,192	363
Polskie Gornictwo Naftowe i Gazownictwo	81,102	143
Powszechna Kasa Oszczednosci Bank Polski	41,652	497
Powszechny Zaklad Ubezpieczen	27,066	332
Tauron Polska Energia *	56,049	38

		3,408

Portugal — 0.0%
EDP - Energias de Portugal	75,903	282
Galp Energia	16,195	312
Jeronimo Martins	8,491	149

		743

Qatar — 0.1%
Barwa Real Estate	5,000	48
Commercial Bank PQSC	9,858	98
Doha Bank QPSC	7,527	56
Ezdan Holding Group *	35,630	110
Industries Qatar	6,707	206
Masraf Al Rayan	16,583	162

12	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ooredoo QPSC	5,348	$116
Qatar Electricity & Water	1,272	69
Qatar Gas Transport	12,817	52
Qatar Insurance SAQ	8,147	82
Qatar Islamic Bank SAQ	2,676	79
Qatar National Bank QPSC	10,817	449

		1,527

Russia — 0.2%
Gazprom ADR	8,500	39
Gazprom PJSC ADR	258,445	1,196
LUKOIL PJSC ADR	1,068	70
Magnit PJSC GDR	17,403	331
MMC Norilsk Nickel PJSC ADR	2,660	45
Mobile TeleSystems ADR	31,000	326
Novatek PJSC GDR	4,969	630
PhosAgro PJSC GDR	4,500	60
Sberbank of Russia ADR	125,863	1,875
Severstal PJSC GDR	13,231	211
Surgutneftegas ADR	93,790	449
Tatneft PJSC ADR	553	35

		5,267

Singapore — 0.3%
Ascendas ††	82,900	167
CapitaLand	83,500	237
CapitaLand Commercial Trust ††	69,960	96
CapitaLand Mall Trust ††	72,000	114
City Developments	12,000	115
ComfortDelGro	62,000	105
DBS Group Holdings	58,329	1,359
Golden Agri-Resources	205,000	53
Hongkong Land Holdings	37,000	268
Hutchison Port Holdings Trust, Cl U	151,000	51
Jardine Cycle & Carriage	3,000	78
Jardine Matheson Holdings	7,000	425
Jardine Strategic Holdings	7,000	266
Keppel	49,100	304
Oversea-Chinese Banking	100,665	1,049
SATS	19,900	83
Sembcorp Industries	28,000	65
Singapore Airlines	16,000	131
Singapore Exchange	27,000	157
Singapore Press Holdings	46,000	95
Singapore Technologies Engineering	45,000	119
Singapore Telecommunications	258,200	686
StarHub	18,000	31
Suntec ††	86,200	128
United Overseas Bank	43,468	990
UOL Group	14,324	95
Wilmar International	56,000	138

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yangzijiang Shipbuilding Holdings	81,000	$72

		7,477

Slovak Republic — 0.0%
Celltrion *	3,703	940

South Africa — 0.7%
Anglo American Platinum	3,100	84
AngloGold Ashanti	19,249	173
Aspen Pharmacare Holdings	18,597	401
Barclays Africa Group	33,295	488
Bid	15,700	360
Bidvest Group	16,200	318
Brait *	19,948	69
Capitec Bank Holdings	2,300	164
Coronation Fund Managers	14,000	83
Discovery	17,015	236
Exxaro Resources	11,700	104
FirstRand	163,965	880
Fortress, Cl A ††	60,100	83
Fortress, Cl B ††	40,446	56
Foschini Group	10,432	180
Gold Fields	40,499	152
Growthpoint Properties ††	140,553	328
Hyprop Investments ††	11,891	109
Imperial Holdings	8,264	159
Investec	14,855	117
Kumba Iron Ore	3,140	68
Liberty Holdings	7,400	79
Life Healthcare Group Holdings	67,636	160
MMI Holdings	56,800	101
Mondi	6,157	180
Mr Price Group	11,791	259
MTN Group	82,537	828
Naspers, Cl N	20,961	5,137
Nedbank Group	11,117	265
NEPI Rockcastle	17,368	191
Netcare	55,348	137
Novus Holdings	7,070	2
Pick n Pay Stores	18,980	122
Pioneer Foods Group	6,425	63
PSG Group	7,151	129
Rand Merchant Investment Holdings	41,250	136
Redefine Properties ††	245,921	236
Remgro	25,925	467
Resilient ††	14,685	80
RMB Holdings	33,836	212
Sanlam	69,181	439
Sappi	27,323	175
Sasol	26,925	966
Shoprite Holdings	21,221	423
Sibanye Gold *	98,162	86
SPAR Group	9,534	162

Adviser Managed Trust / Quarterly Report / April 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Standard Bank Group	62,994	$1,082
Steinhoff International Holdings *	144,903	22
Telkom	17,000	77
Tiger Brands	7,559	236
Truworths International	22,773	187
Vodacom Group	27,646	345
Woolworths Holdings	45,875	236

		17,832

South Korea — 1.5%
Amorepacific	1,480	484
AMOREPACIFIC Group	1,371	184
BGF retail	6,671	246
BNK Financial Group	12,800	125
Celltrion Healthcare *	2,153	181
Cheil Worldwide	3,600	64
CJ	749	114
CJ CheilJedang	387	124
CJ E&M	1,082	92
CJ Logistics *	450	66
Coway	2,520	206
Daelim Industrial	1,424	115
Daewoo Engineering & Construction *	8,640	51
Daewoo International	2,400	51
Daum Kakao	2,201	229
DB Insurance	2,450	144
DGB Financial Group	8,630	97
Dongsuh	2,311	60
Doosan Bobcat	1,734	53
Doosan Heavy Industries & Construction *	2,600	44
E-Mart	994	251
GS Engineering & Construction	2,600	99
GS Holdings	2,397	138
GS Retail	1,580	55
Hana Financial Group	13,824	618
Hankook Tire	3,460	160
Hanmi Pharm	325	142
Hanmi Science	920	67
Hanon Systems	10,980	112
Hanssem	550	60
Hanwha	2,530	95
Hanwha Chemical	5,420	147
Hanwha Life Insurance	12,800	75
Hanwha Techwin *	1,854	42
Hotel Shilla	1,910	207
Hyosung	991	122
Hyundai Department Store	824	80
Hyundai Development - Engineering & Construction	2,700	117
Hyundai Engineering & Construction	3,628	216
Hyundai Glovis	913	144
Hyundai Heavy Industries *	1,732	194

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hyundai Marine & Fire Insurance	3,730	$134
Hyundai Mobis	3,349	778
Hyundai Motor	7,227	1,083
Hyundai Robotics *	511	202
Hyundai Steel	3,755	213
Hyundai Wia	1,010	51
Industrial Bank of Korea	11,650	184
ING Life Insurance Korea (A)	1,700	66
Kangwon Land	5,400	146
KB Financial Group	18,618	1,067
KCC	344	126
KEPCO Plant Service & Engineering	1,320	63
Kia Motors	11,920	369
Korea Aerospace Industries *	3,160	128
Korea Electric Power	11,770	413
Korea Gas *	1,500	77
Korea Investment Holdings	1,970	168
Korea Zinc	409	166
Korean Air Lines	2,476	79
KT	1,650	42
KT&G	5,362	491
Kumho Petrochemical	1,057	106
LG	4,586	348
LG Chemical	2,257	761
LG Display	10,500	231
LG Electronics	4,861	464
LG Household & Health Care	449	576
LG Innotek	700	76
Lotte *	2,240	136
Lotte Chemical	762	295
Lotte Shopping	535	128
Medy-Tox	198	129
Mirae Asset Daewoo	20,016	183
NAVER	1,313	880
NCSoft	847	285
Netmarble Games (A)	1,237	171
NH Investment & Securities	7,300	107
OCI	1,108	162
Orion	1,315	153
Ottogi	124	92
Pan Ocean *	10,659	55
POSCO	3,474	1,212
S-1, Cl 1	1,060	97
Samsung Biologics *(A)	790	361
Samsung C&T	3,460	453
Samsung Card	1,800	63
Samsung Electro-Mechanics	2,553	283
Samsung Electronics	4,631	11,416
Samsung Fire & Marine Insurance	1,511	378
Samsung Heavy Industries *	19,060	131
Samsung Life Insurance	3,175	348
Samsung SDI	2,502	430

14	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Samsung SDS	1,640	$376
Samsung Securities	3,270	114
Shinhan Financial Group	20,000	892
Shinsegae	400	156
SillaJen *	2,485	196
SK C&C	1,994	549
SK Hynix	27,530	2,178
SK Innovation	2,972	547
SK Networks	7,030	37
SK Telecom	927	198
S-Oil	2,143	221
Woori Bank	21,641	325
Yuhan	474	102

		38,318

Spain — 0.6%
Abertis Infraestructuras	22,207	490
ACS Actividades de Construccion y Servicios	7,676	325
Aena SME (A)	2,104	435
Amadeus IT Group, Cl A	13,920	1,021
Banco Bilbao Vizcaya Argentaria	214,052	1,740
Banco de Sabadell	173,048	340
Banco Santander	517,294	3,358
Bankia	39,214	173
Bankinter	23,728	249
CaixaBank	118,011	576
Enagas	7,589	221
Endesa	10,248	240
Ferrovial	16,369	351
Gas Natural	11,286	285
Grifols	9,603	271
Iberdrola	191,585	1,485
Industria de Diseno Textil	35,083	1,093
International Consolidated Airlines Group	19,393	168
Mapfre	31,227	109
Red Electrica	13,879	290
Repsol	40,983	785
Siemens Gamesa Renewable Energy *	7,701	132
Telefonica	149,349	1,521

		15,658

Sweden — 0.5%
Alfa Laval	10,179	253
Assa Abloy, Cl B	32,801	691
Atlas Copco, Cl A	21,773	857
Atlas Copco, Cl B	12,878	460
Boliden	8,844	308
Electrolux	7,787	206
Essity, Cl B	19,934	508
Getinge, Cl B	6,627	62
Hennes & Mauritz, Cl B	29,641	508
Hexagon, Cl B	8,089	470
Husqvarna, Cl B	12,063	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICA Gruppen	2,331	$73
Industrivarden, Cl C	4,756	101
Investor, Cl B	14,868	651
Kinnevik	8,085	293
L E Lundbergforetagen, Cl B	1,123	76
Lundin Petroleum	6,464	179
Nordea Bank	98,957	1,012
Sandvik	36,347	624
Securitas, Cl B	10,549	171
Skandinaviska Enskilda Banken, Cl A	50,280	474
Skanska, Cl B	10,951	215
SKF, Cl B	12,789	260
Svenska Handelsbanken, Cl A	48,160	540
Swedbank, Cl A	28,549	624
Swedish Match	5,693	257
Tele2, Cl B	12,346	161
Telefonaktiebolaget LM Ericsson, Cl B	100,036	769
TeliaSonera	89,441	442
Volvo, Cl B	50,041	854

		12,216

Switzerland — 1.5%
ABB	59,475	1,396
Adecco Group	5,153	343
Baloise Holding	1,619	258
Barry Callebaut	64	116
Chocoladefabriken Lindt & Spruengli	36	441
Cie Financiere Richemont	16,805	1,605
Clariant	7,297	170
Coca-Cola	5,976	201
Credit Suisse Group	78,480	1,332
Dufry *	1,275	181
EMS-Chemie Holding	278	173
Geberit	1,210	519
Givaudan	302	677
Julius Baer Group	7,230	433
Kuehne + Nagel International	1,736	272
LafargeHolcim	14,465	809
Lonza Group	2,352	580
Nestle	99,998	7,776
Novartis	71,758	5,560
Pargesa Holding	1,322	124
Partners Group Holding	561	412
Roche Holding	22,673	5,058
Schindler Holding	1,874	385
SGS	168	410
Sika	71	519
Sonova Holding	1,695	281
Straumann Holding	308	211
Swatch Group	2,970	644
Swiss Life Holding	1,081	381
Swiss Prime Site	2,396	225

Adviser Managed Trust / Quarterly Report / April 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swiss Re	10,218	$977
Swisscom	834	402
Transocean *	23,500	291
UBS Group	117,207	1,986
Vifor Pharma	1,486	236
Zurich Insurance Group	4,870	1,563

		36,947

Taiwan — 1.1%
Acer	144,000	111
Advantech	15,399	106
Airtac International Group	5,000	87
ASE Industrial Holding	79,015	214
ASE Industrial Holding ADR, Cl W	37,000	202
Asia Cement	104,000	112
Asia Pacific Telecom *	93,000	28
Asustek Computer	31,000	291
AU Optronics	363,000	152
Catcher Technology	29,000	324
Cathay Financial Holding	379,000	685
Chailease Holding	58,000	214
Chang Hwa Commercial Bank	217,497	126
Cheng Shin Rubber Industry	87,000	141
Chicony Electronics	22,220	55
China Airlines	116,000	43
China Development Financial Holding	611,000	232
China Life Insurance	124,608	136
China Steel	557,000	442
Chunghwa Telecom	176,000	672
Compal Electronics	186,000	122
CTBC Financial Holding	816,720	587
Delta Electronics	85,000	310
E.Sun Financial Holding	399,470	284
Eclat Textile	9,120	111
Eva Airways	103,000	56
Evergreen Marine Taiwan	98,021	50
Far Eastern New Century	147,000	141
Far EasTone Telecommunications	71,000	188
Feng TAY Enterprise	15,000	68
First Financial Holding	433,821	299
Formosa Chemicals & Fibre	141,000	522
Formosa Petrochemical	59,000	242
Formosa Plastics	192,000	678
Formosa Taffeta	34,000	39
Foxconn Technology	42,250	106
Fubon Financial Holding	291,000	502
General Interface Solution Holding	9,000	55
Giant Manufacturing	9,000	46
Globalwafers	10,000	163
Highwealth Construction	40,000	62
Hiwin Technologies	10,200	155
Hon Hai Precision Industry	714,400	2,002

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hotai Motor	12,000	$118
HTC *	27,000	55
Hua Nan Financial Holdings	347,911	211
Innolux	406,000	152
Inventec	111,000	85
Largan Precision	5,000	588
Lite-On Technology	88,224	117
Macronix International	72,000	116
MediaTek	69,000	793
Mega Financial Holding	475,000	421
Micro-Star International	28,000	88
Nan Ya Plastics	221,000	610
Nanya Technology	53,000	167
Nien Made Enterprise	6,000	54
Novatek Microelectronics	27,000	114
Pegatron	87,000	204
Phison Electronics	7,000	64
Pou Chen	98,000	123
Powertech Technology	25,000	72
President Chain Store	25,000	247
Quanta Computer	120,000	219
Realtek Semiconductor	19,000	73
Ruentex Development	45,600	55
Ruentex Industries	28,000	55
Shin Kong Financial Holding	362,000	149
SinoPac Financial Holdings	463,473	168
Standard Foods	26,000	59
Synnex Technology International	56,700	82
TaiMed Biologics *	9,000	94
Taishin Financial Holding	424,753	207
Taiwan Business Bank	217,381	67
Taiwan Cement	150,000	207
Taiwan Cooperative Financial Holding	356,019	208
Taiwan High Speed Rail *	73,000	56
Taiwan Mobile	74,000	274
Taiwan Semiconductor Manufacturing	828,000	6,353
Taiwan Semiconductor Manufacturing ADR	57,200	2,199
Teco Electric and Machinery	65,000	53
Uni-President Enterprises	225,000	544
United Microelectronics	538,000	291
Vanguard International Semiconductor	32,000	65
Win Semiconductors	15,000	114
Winbond Electronics	130,000	80
Wistron	100,737	81
WPG Holdings	73,000	99
Yageo	9,000	191
Yuanta Financial Holding	474,000	227
Zhen Ding Technology Holding	22,000	48

		27,878

Thailand — 0.3%
Advanced Info Service NVDR	48,700	321

16	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Airports of Thailand NVDR	200,000	$451
Bangkok Bank NVDR	12,600	77
Bangkok Dusit Medical Services NVDR	216,600	154
Bangkok Expressway & Metro NVDR	334,400	82
Banpu NVDR	101,800	63
Berli Jucker NVDR	56,700	107
BTS Group Holdings NVDR	276,100	78
Bumrungrad Hospital NVDR	18,900	114
Central Pattana NVDR	59,800	153
Charoen Pokphand Foods NVDR	133,900	104
CP ALL NVDR	244,400	674
Delta Electronics Thailand NVDR	25,400	54
Electricity Generating NVDR	7,100	50
Energy Absolute NVDR	55,100	63
Fabrinet *	4,494	127
Glow Energy NVDR	25,100	69
Home Product Center NVDR	196,900	94
Indorama Ventures NVDR	79,100	151
IRPC NVDR	496,500	111
Kasikornbank	53,300	330
Kasikornbank NVDR	58,000	359
KCE Electronics NVDR	12,200	26
Krung Thai Bank NVDR	166,400	96
Minor International NVDR	107,600	137
PTT NVDR	490,000	877
PTT Exploration & Production NVDR	62,700	266
PTT Global Chemical NVDR	105,200	327
Robinson NVDR	25,500	53
Siam Cement	13,400	199
Siam Cement NVDR	5,800	86
Siam Commercial Bank NVDR	84,000	349
Thai Oil NVDR	49,900	149
Thai Union Frozen Products NVDR	94,300	54
TMB Bank NVDR	629,600	47
True NVDR	484,932	117

		6,569

Turkey — 0.1%
Akbank Turk	102,778	214
Anadolu Efes Biracilik Ve Malt Sanayii	10,784	71
Arcelik	11,123	49
Aselsan Elektronik Sanayi Ve Ticaret	8,700	54
BIM Birlesik Magazalar	10,630	180
Coca-Cola Icecek	3,923	35
Emlak Konut Gayrimenkul Yatirim Ortakligi ††	100,676	60
Eregli Demir ve Celik Fabrikalari	65,474	164
Ford Otomotiv Sanayi	3,700	51
Haci Omer Sabanci Holding	41,698	99
KOC Holding	36,335	123
Petkim Petrokimya Holding	34,800	61
TAV Havalimanlari Holding	8,800	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tofas Turk Otomobil Fabrikasi	6,300	$39
Tupras Turkiye Petrol Rafinerileri	5,735	146
Turk Hava Yollari *	27,600	113
Turk Telekomunikasyon *	23,200	36
Turkcell Iletisim Hizmetleri	49,994	172
Turkiye Garanti Bankasi	106,672	242
Turkiye Halk Bankasi	29,352	60
Turkiye Is Bankasi, Cl C	72,297	109
Turkiye Sise ve Cam Fabrikalari	34,186	38
Turkiye Vakiflar Bankasi, Cl D	37,100	54
Ulker Biskuvi Sanayi	7,649	40
Yapi ve Kredi Bankasi *	42,900	42

		2,299

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	85,164	163
Aldar Properties PJSC	125,248	72
DAMAC Properties Dubai PJSC	85,929	65
DP World	7,288	162
Dubai Islamic Bank PJSC	56,144	84
DXB Entertainments PJSC *	170,393	18
Emaar Malls PJSC	101,378	61
Emaar Properties PJSC	160,068	252
Emirates Telecommunications Group PJSC	92,644	433
First Abu Dhabi Bank PJSC	83,586	282

		1,592

United Kingdom — 3.3%
3i Group	31,505	409
Admiral Group	6,119	168
Anglo American	43,416	1,022
Antofagasta	13,360	179
Aon	14,900	2,123
Ashtead Group	15,916	446
Associated British Foods	11,713	436
AstraZeneca	40,721	2,862
Auto Trader Group (A)	29,002	141
Aviva	128,995	940
Babcock International Group	7,304	74
BAE Systems	103,800	873
Barclays	554,563	1,583
Barratt Developments	32,516	250
Berkeley Group Holdings	4,350	244
BHP Billiton	68,048	1,447
BP	638,926	4,734
British American Tobacco	73,907	4,071
British Land ††	31,466	291
BT Group, Cl A	268,189	921
Bunzl	10,503	305
Burberry Group	14,117	355
Capita	19,254	51
Carnival	5,930	386
Centrica	176,645	374

Adviser Managed Trust / Quarterly Report / April 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cobham *	83,038	$132
Compass Group	51,363	1,104
ConvaTec Group (A)	45,351	136
Croda International	4,553	280
DCC	2,855	275
Diageo	80,218	2,860
Direct Line Insurance Group	46,039	237
easyJet	4,603	101
Ensco, Cl A	51,979	294
Ferguson	8,011	616
Fresnillo	7,665	135
G4S	52,142	186
GKN	55,283	354
GlaxoSmithKline	158,186	3,184
Glencore	392,913	1,898
GVC Holdings	17,401	214
Hammerson ††	25,965	196
Hargreaves Lansdown	9,217	227
HSBC Holdings	643,847	6,433
IMI	9,407	141
Imperial Tobacco Group	31,027	1,113
InterContinental Hotels Group	5,635	356
Intertek Group	5,183	350
Investec	22,117	176
ITV	113,421	237
J Sainsbury	53,946	230
John Wood Group	21,241	166
Johnson Matthey	6,247	283
Kingfisher	71,267	298
Land Securities Group ††	23,135	315
Larsen & Toubro GDR	18,000	379
Legal & General Group	192,238	715
Lloyds Banking Group	2,312,151	2,059
London Stock Exchange Group	10,191	604
LUKOIL PJSC ADR	19,582	1,308
Marks & Spencer Group	52,417	208
Mediclinic International	10,680	99
Meggitt	26,320	171
Melrose Industries	62,435	196
Merlin Entertainments (A)	20,559	104
Micro Focus International ADR	13,500	234
MMC Norilsk Nickel PJSC ADR	28,301	487
Mondi	11,637	325
National Grid	109,301	1,269
Next	4,943	358
Old Mutual	161,469	560
Pearson	26,527	305
Persimmon	10,026	375
PhosAgro PJSC GDR	4,700	68
Prudential	83,710	2,161
Randgold Resources	2,948	238
Reckitt Benckiser Group	21,547	1,692

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RELX	34,412	$737
Rio Tinto	38,995	2,119
Rolls-Royce Holdings	52,749	610
Rosneft Oil PJSC GDR	69,843	426
Rowan, Cl A *	14,252	206
Royal Bank of Scotland Group *	117,939	439
Royal Mail	28,600	229
RSA Insurance Group	32,826	297
Sage Group	34,232	299
Schroders	3,929	179
Segro ††	34,265	305
Severn Trent	7,638	204
Shire	29,464	1,569
Sky	33,583	637
Smith & Nephew	27,782	534
Smiths Group	12,704	279
SSE	32,332	615
St. James’s Place	17,007	266
Standard Chartered	106,546	1,126
Standard Life Aberdeen	87,571	441
State Bank of India GDR	6,500	239
Tata Steel GDR	20,000	176
Tatneft PJSC ADR	11,874	766
Taylor Wimpey	103,787	274
Tesco	310,125	1,008
Travis Perkins	8,605	150
Unilever	40,257	2,261
United Utilities Group	21,667	222
Vodafone Group	858,407	2,502
VTB Bank GDR	145,518	272
Weir Group	7,952	234
Whitbread	5,747	339
WM Morrison Supermarkets	72,034	241
WPP	40,517	696

		82,024

United States — 67.7%

Consumer Discretionary — 8.9%
1-800-Flowers.com, Cl A *	3,443	44
Aaron’s	7,650	320
Abercrombie & Fitch, Cl A	8,394	215
Acushnet Holdings	3,919	95
Adient	5,614	344
Adtalem Global Education *	7,406	353
Advance Auto Parts	4,000	458
Amazon.com *	23,673	37,075
AMC Entertainment Holdings, Cl A	6,549	114
AMC Networks, Cl A *	3,000	156
American Axle & Manufacturing Holdings *	12,080	185
American Eagle Outfitters	19,830	410
American Outdoor Brands *	6,477	71
American Public Education *	1,985	80

18	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
America’s Car-Mart *	853	$45
Aramark	13,900	520
Asbury Automotive Group *	2,277	153
Ascena Retail Group *	19,752	44
Ascent Capital Group, Cl A *	1,119	4
At Home Group *	1,408	50
AutoNation *	3,900	180
AutoZone *	1,600	999
AV Homes *	1,346	22
Barnes & Noble	7,360	41
Barnes & Noble Education *	4,813	35
Bassett Furniture Industries	1,272	37
Beasley Broadcast Group, Cl A	771	9
Beazer Homes USA *	3,957	58
Bed Bath & Beyond	8,100	141
Belmond, Cl A *	10,730	115
Best Buy	15,000	1,148
Big 5 Sporting Goods	1,942	16
Big Lots	5,230	222
Biglari Holdings *	128	44
BJ’s Restaurants	2,509	140
Bloomin’ Brands	10,874	257
Bluegreen Vacations	1,038	24
Bojangles’ *	2,312	34
Booking Holdings *	2,860	6,229
Boot Barn Holdings *	2,542	50
BorgWarner	12,300	602
Boyd Gaming	10,018	333
Bridgepoint Education, Cl A *	3,552	21
Bright Horizons Family Solutions *	3,300	313
Brinker International	5,743	250
Brunswick	5,100	305
Buckle	3,341	77
Build-A-Bear Workshop, Cl A *	1,447	13
Burlington Stores *	3,900	530
Cable One	300	191
Caesars Entertainment *	16,929	192
Caleres	5,181	170
Callaway Golf	11,414	197
Cambium Learning Group *	1,588	16
Camping World Holdings, Cl A	3,875	111
Capella Education	1,400	128
Career Education *	8,340	108
CarMax *	10,600	662
Carnival	23,700	1,495
Carriage Services, Cl A	1,772	46
Carrols Restaurant Group *	4,136	43
Carter’s	2,600	261
Carvana, Cl A *	1,778	47
Cato, Cl A	3,063	50
Cavco Industries *	1,030	175
CBS, Cl B	19,605	965

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Century Casinos *	3,396	$26
Century Communities *	2,451	75
Charter Communications, Cl A *	10,953	2,971
Cheesecake Factory	5,256	273
Chegg *	11,890	276
Chico’s FAS	15,621	155
Children’s Place	2,073	264
Chipotle Mexican Grill, Cl A *	1,457	617
Choice Hotels International	2,000	160
Churchill Downs	1,624	446
Chuy’s Holdings *	1,865	53
Cinemark Holdings	5,800	227
Citi Trends	1,503	46
Clarus *	3,109	22
Clear Channel Outdoor Holdings, Cl A *	5,326	26
Collectors Universe	822	13
Columbia Sportswear	3,508	291
Comcast, Cl A	272,944	8,568
Conn’s *	2,229	57
Container Store Group *	1,817	11
Cooper Tire & Rubber	6,376	156
Cooper-Standard Holdings *	2,112	261
Core-Mark Holding	5,427	112
Cracker Barrel Old Country Store	2,351	387
Crocs *	8,558	135
CSS Industries	923	16
Culp	1,396	41
Daily Journal *	117	26
Dana	17,704	420
Darden Restaurants	7,100	659
Dave & Buster’s Entertainment *	5,016	213
Deckers Outdoor *	3,869	361
Del Frisco’s Restaurant Group *	2,835	45
Del Taco Restaurants *	4,198	47
Delphi Automotive *	15,700	1,328
Delphi Technologies	5,100	247
Delta Apparel *	780	14
Denny’s *	7,798	137
Dick’s Sporting Goods	5,000	165
Dillard’s, Cl A	1,712	128
DineEquity	2,105	167
Discovery Communications, Cl A *	8,200	194
Discovery Communications, Cl C *	22,792	506
DISH Network, Cl A *	12,900	433
Dollar General	16,100	1,554
Dollar Tree *	13,400	1,285
Domino’s Pizza	2,700	653
Dorman Products *	3,266	210
DR Horton	19,900	878
Drive Shack *	7,011	38
DSW, Cl A	7,879	176
Duluth Holdings, Cl B *	1,015	18

Adviser Managed Trust / Quarterly Report / April 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dunkin’ Brands Group	5,100	$311
El Pollo Loco Holdings *	2,135	21
Eldorado Resorts *	5,709	231
Emerald Expositions Events	2,311	45
Empire Resorts *	595	11
Entercom Communications, Cl A	15,478	157
Entravision Communications, Cl A	7,773	36
Eros International *	3,373	36
Escalade	1,183	16
Ethan Allen Interiors	3,098	68
EW Scripps, Cl A	7,113	79
Expedia	7,100	817
Express *	9,751	76
Extended Stay America	10,411	204
Fiesta Restaurant Group *	3,113	65
Finish Line, Cl A	5,022	68
Five Below *	6,613	467
Flexsteel Industries	840	31
Floor & Decor Holdings, Cl A *	1,700	94
Fluent *	1,727	5
Foot Locker	7,300	314
Ford Motor	227,000	2,551
Fossil Group *	5,562	83
Fox Factory Holding *	4,279	142
Francesca’s Holdings *	4,764	24
Fred’s, Cl A *	4,058	10
FTD *	2,081	13
Funko, Cl A *	1,600	14
Gaia, Cl A *	1,024	15
GameStop, Cl A	5,200	71
Gannett	13,743	133
Gap	13,800	403
Garmin	7,000	411
GCI Liberty *	5,720	255
General Motors	77,400	2,844
Genesco *	2,311	99
Gentex	15,700	357
Gentherm *	4,445	150
Genuine Parts	8,300	733
G-III Apparel Group *	5,259	192
Global Eagle Entertainment *	4,904	6
GNC Holdings, Cl A *	7,620	27
Golden Entertainment *	2,151	58
Goodyear Tire & Rubber	14,400	362
GoPro, Cl A *	13,230	67
Graham Holdings, Cl B	300	181
Grand Canyon Education *	5,764	599
Gray Television *	9,728	110
Green Brick Partners *	2,540	26
Group 1 Automotive	2,419	158
Groupon, Cl A *	41,335	192
Guess?	7,203	168

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block	11,400	$315
Habit Restaurants, Cl A *	2,655	27
Hamilton Beach Brands Holding, Cl A	236	5
Hanesbrands	20,300	375
Harley-Davidson	9,700	399
Hasbro	6,400	564
Haverty Furniture	2,369	43
Helen of Troy *	3,353	299
Hemisphere Media Group, Cl A *	2,028	22
Hibbett Sports *	2,419	66
Hilton Grand Vacations *	5,380	231
Hilton Worldwide Holdings	16,266	1,282
Home Depot	69,200	12,788
Hooker Furniture	1,425	54
Horizon Global *	2,690	20
Houghton Mifflin Harcourt *	12,135	83
Hovnanian Enterprises, Cl A *	15,775	32
Hudson, Cl A *	4,818	71
Hyatt Hotels, Cl A	2,500	192
Iconix Brand Group *	6,798	5
ILG	13,050	445
Inspired Entertainment *	644	3
Installed Building Products *	2,583	149
International Game Technology	6,709	190
International Speedway, Cl A	2,972	122
Interpublic Group	21,900	517
iRobot *	3,305	193
J Alexander’s Holdings *	1,477	18
J. Jill *	1,734	9
Jack in the Box	3,550	318
JC Penney *	38,443	112
John Wiley & Sons, Cl A	2,900	191
Johnson Outdoors, Cl A	543	35
K12 *	4,730	72
KB Home	10,388	276
Kirkland’s *	1,593	17
Kohl’s	10,000	621
L Brands	14,000	489
La Quinta Holdings *	10,040	196
Lands’ End *	1,574	30
Las Vegas Sands	21,300	1,562
Laureate Education, Cl A *	6,629	94
La-Z-Boy, Cl Z	5,591	161
LCI Industries	2,921	278
Lear	4,000	748
Leggett & Platt	7,400	300
Lennar, Cl A	15,405	815
Lennar, Cl B	604	26
LGI Homes *	2,139	148
Libbey	2,294	13
Liberty Broadband, Cl A *	1,300	92
Liberty Broadband, Cl C *	6,200	440

20	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Expedia Holdings, Cl A *	3,180	$130
Liberty Media -Liberty Braves, Cl A *	1,188	26
Liberty Media -Liberty Braves, Cl C *	4,140	91
Liberty Media -Liberty Formula One, Cl A *	1,800	51
Liberty Media -Liberty Formula One, Cl C *	11,000	325
Liberty Media -Liberty SiriusXM, Cl A *	5,100	213
Liberty Media -Liberty SiriusXM, Cl C *	10,300	429
Liberty Tax	772	8
Liberty TripAdvisor Holdings, Cl A *	8,472	78
Lifetime Brands	1,210	14
Lindblad Expeditions Holdings *	2,789	31
Lions Gate Entertainment, Cl A	3,450	86
Lions Gate Entertainment, Cl B	6,067	140
Lithia Motors, Cl A	2,843	273
Live Nation Entertainment *	7,900	312
LKQ *	17,500	543
Loral Space & Communications *	1,542	60
Lowe’s	48,800	4,023
Lululemon Athletica *	5,400	539
Lumber Liquidators Holdings *	3,545	85
M/I Homes *	3,311	101
Macy’s	17,900	556
Madison Square Garden *	1,000	243
Malibu Boats, Cl A *	2,625	88
Marcus	2,215	66
Marine Products	1,280	19
MarineMax *	2,438	53
Marriott International, Cl A	17,980	2,457
Marriott Vacations Worldwide	2,620	321
Mattel *	20,700	306
MCBC Holdings *	2,399	58
McDonald’s	47,000	7,870
MDC Holdings	5,469	159
Meredith	4,784	248
Meritage Homes *	4,602	205
MGM Resorts International	29,300	921
Michael Kors Holdings *	8,400	575
Michaels *	7,200	134
Modine Manufacturing *	5,863	101
Mohawk Industries *	3,600	756
Monarch Casino & Resort *	1,406	60
Monro	3,878	217
Motorcar Parts of America *	2,210	42
Movado Group	1,851	73
MSG Networks *	7,322	150
Murphy USA *	1,900	119
Nathan’s Famous *	329	27
National CineMedia	7,191	41
National Vision Holdings *	3,780	126
Nautilus *	3,639	53
Netflix *	24,100	7,530
New Home *	1,409	14

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Media Investment Group	6,207	$103
New York Times, Cl A	15,191	356
Newell Rubbermaid	28,200	779
News	6,400	104
News, Cl A	21,600	345
Nexstar Media Group, Cl A	5,364	334
NIKE, Cl B	76,500	5,232
Noodles, Cl A *	1,238	9
Nordstrom	6,700	339
Norwegian Cruise Line Holdings *	11,800	631
Nutrisystem	3,621	105
NVR *	190	589
Office Depot	61,044	140
Ollie’s Bargain Outlet Holdings *	5,758	358
Omnicom Group	13,400	987
O’Reilly Automotive *	5,000	1,280
Overstock.com *	1,973	75
Oxford Industries	1,980	153
Papa John’s International	3,189	198
Party City Holdco *	4,425	70
Penn National Gaming *	10,444	317
Penske Automotive Group	2,300	104
Perry Ellis International *	1,652	43
PetMed Express	2,376	79
PICO Holdings *	2,861	34
Pier 1 Imports *	9,294	21
Pinnacle Entertainment *	6,468	208
Planet Fitness, Cl A *	10,508	423
PlayAGS *	1,376	31
Polaris Industries	3,300	346
Pool	2,300	319
Potbelly *	2,501	30
PulteGroup	16,200	492
PVH	4,400	703
Qurate Retail Group QVC Group, Cl A *	25,800	604
Ralph Lauren, Cl A	3,100	341
RCI Hospitality Holdings	1,268	34
Reading International, Cl A *	1,787	27
Red Lion Hotels *	1,568	15
Red Robin Gourmet Burgers *	1,508	94
Red Rock Resorts, Cl A	8,347	252
Regis *	4,392	69
Rent-A-Center, Cl A *	5,070	51
RH *	2,443	233
Ross Stores	22,200	1,795
Royal Caribbean Cruises	9,900	1,071
Ruth’s Hospitality Group	3,619	97
Saga Communications, Cl A	403	15
Salem Media Group, Cl A	1,242	4
Sally Beauty Holdings *	7,400	128
Scholastic	3,507	145
Scientific Games, Cl A *	6,533	348

Adviser Managed Trust / Quarterly Report / April 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sears Holdings *	1,235	$4
SeaWorld Entertainment *	8,402	127
Sequential Brands Group *	4,116	8
Service International	10,400	380
ServiceMaster Global Holdings *	7,700	390
Shake Shack, Cl A *	2,811	134
Shiloh Industries *	1,808	15
Shoe Carnival	1,494	36
Shutterfly *	3,918	317
Signet Jewelers	4,000	156
Sinclair Broadcast Group, Cl A	8,610	244
Sirius XM Holdings	85,100	539
Six Flags Entertainment	3,600	228
Skechers, Cl A *	7,800	222
Sleep Number *	4,851	137
Sonic	4,408	114
Sonic Automotive, Cl A	3,153	62
Sotheby’s *	4,631	245
Speedway Motorsports	1,247	22
Sportsman’s Warehouse Holdings *	5,337	27
Standard Motor Products	2,543	115
Starbucks	82,100	4,726
Steven Madden	7,263	350
Stoneridge *	3,149	83
Strayer Education	1,305	137
Sturm Ruger	2,083	115
Superior Industries International	2,867	38
Superior Uniform Group	883	24
Tailored Brands	6,071	192
Tapestry	16,600	893
Target	32,000	2,323
Taylor Morrison Home, Cl A *	13,639	324
TEGNA	12,100	128
Tempur Sealy International *	2,700	121
Tenneco	6,243	279
Tesla *	7,750	2,278
Texas Roadhouse, Cl A	8,186	525
Thor Industries	2,900	308
Tiffany	6,300	648
Tile Shop Holdings	5,052	35
Tilly’s, Cl A *	1,360	15
Time Warner	45,600	4,323
TJX	37,400	3,173
Toll Brothers	8,800	371
TopBuild *	4,352	347
Tower International	2,446	72
Townsquare Media, Cl A	1,006	8
Tractor Supply	7,200	490
TRI Pointe Group *	18,089	309
Tribune Media, Cl A	4,900	185
TripAdvisor *	6,500	243
tronc *	2,259	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tupperware Brands	2,700	$120
Twenty-First Century Fox	25,500	920
Twenty-First Century Fox, Cl A	61,500	2,248
Ulta Beauty *	3,400	853
Under Armour, Cl A *	10,900	194
Under Armour, Cl C *	11,143	171
Unifi *	1,944	58
Universal Electronics *	1,775	82
Urban Outfitters *	4,500	181
Vail Resorts	2,300	527
Vera Bradley *	2,130	24
VF	19,300	1,561
Viacom, Cl A	400	14
Viacom, Cl B	20,000	603
Vista Outdoor *	7,093	119
Visteon *	1,900	236
Vitamin Shoppe *	2,879	14
VOXX International, Cl A *	2,962	15
Walt Disney	89,900	9,020
Wayfair, Cl A *	2,100	131
Weight Watchers International *	3,407	239
Wendy’s	10,600	177
Weyco Group	709	26
Whirlpool	4,100	635
WideOpenWest *	3,648	23
William Lyon Homes, Cl A *	3,999	107
Williams-Sonoma	4,800	229
Wingstop, Cl A	3,623	177
Winmark	240	31
Winnebago Industries	3,841	146
Wolverine World Wide	11,207	336
World Wrestling Entertainment, Cl A	5,222	208
Wyndham Worldwide	6,000	685
Wynn Resorts	4,600	856
Yum China Holdings	40,700	1,740
Yum! Brands	20,100	1,751
ZAGG *	3,387	38
Zoe’s Kitchen *	2,028	30
Zumiez *	2,342	55

		225,596

Consumer Staples — 4.1%
Alico	360	12
Altria Group	111,700	6,267
Andersons	3,323	109
Archer-Daniels-Midland	32,200	1,461
B&G Foods, Cl A	8,138	185
Boston Beer, Cl A *	1,014	227
Brown-Forman, Cl A	3,300	176
Brown-Forman, Cl B	13,575	761
Bunge	8,000	578
Calavo Growers	1,988	186

22	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cal-Maine Foods *	3,550	$173
Campbell Soup	10,200	416
Casey’s General Stores	2,300	222
Castle Brands *	12,716	16
Central Garden & Pet *	1,377	52
Central Garden & Pet, Cl A *	4,271	152
Chefs’ Warehouse *	2,586	63
Church & Dwight	14,500	670
Clorox	7,500	879
Coca-Cola	225,430	9,741
Coca-Cola Bottling Consolidated	551	93
Colgate-Palmolive	50,800	3,314
Conagra Brands	22,800	845
Constellation Brands, Cl A	9,400	2,191
Costco Wholesale	25,600	5,047
Coty, Cl A	27,378	475
Craft Brew Alliance *	1,395	27
Darling Ingredients *	20,120	345
Dean Foods	10,678	92
Dr Pepper Snapple Group	10,500	1,260
Edgewell Personal Care *	3,200	141
elf Beauty *	2,429	44
Energizer Holdings	3,400	195
Estee Lauder, Cl A	12,900	1,910
Farmer Bros *	1,178	33
Flowers Foods	9,800	222
Fresh Del Monte Produce	3,873	190
Freshpet *	2,937	58
General Mills	32,900	1,439
Hain Celestial Group *	5,600	163
Herbalife *	3,700	391
Hershey	7,900	726
Hormel Foods	15,700	569
Hostess Brands, Cl A *	9,908	139
HRG Group *	14,377	162
Ingles Markets, Cl A	1,637	56
Ingredion	4,200	509
Inter Parfums	2,157	110
J&J Snack Foods	1,821	250
JM Smucker	6,400	730
John B Sanfilippo & Son	1,001	57
Kellogg	14,400	848
Kimberly-Clark	20,500	2,123
Kraft Heinz	34,987	1,973
Kroger	51,800	1,305
Lamb Weston Holdings	8,500	555
Lancaster Colony	2,305	289
Landec *	3,399	45
Lifeway Foods *	366	2
Limoneira	1,557	36
McCormick	7,300	770
Medifast	1,286	129

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGP Ingredients	1,599	$153
Molson Coors Brewing, Cl B	10,100	720
Mondelez International, Cl A	85,500	3,377
Monster Beverage *	23,915	1,315
National Beverage *	1,395	123
Natural Grocers by Vitamin Cottage *	1,014	7
Natural Health Trends	788	15
Nature’s Sunshine Products *	1,461	14
Nu Skin Enterprises, Cl A	2,800	199
Oil-Dri Corp of America	545	21
Orchids Paper Products *	947	6
PepsiCo	83,964	8,475
Performance Food Group *	12,313	400
Philip Morris International	91,300	7,487
Pilgrim’s Pride *	2,700	58
Pinnacle Foods	7,000	423
Post Holdings *	3,600	286
PriceSmart	2,646	232
Primo Water *	2,719	35
Procter & Gamble	148,976	10,777
Revlon, Cl A *	1,725	39
Rite Aid *	55,900	93
Sanderson Farms	2,435	271
Seaboard	18	72
Seneca Foods, Cl A *	706	19
Smart & Final Stores *	3,072	16
SpartanNash	4,535	82
Spectrum Brands Holdings	1,400	101
Sprouts Farmers Market *	7,100	178
SUPERVALU *	4,558	80
Sysco	28,100	1,757
Tootsie Roll Industries	2,180	62
TreeHouse Foods *	3,000	116
Turning Point Brands	706	15
Tyson Foods, Cl A	16,200	1,136
United Natural Foods *	6,153	277
Universal	3,016	142
US Foods Holding *	12,100	414
USANA Health Sciences *	1,427	151
Vector Group	11,937	233
Village Super Market, Cl A	1,060	29
Walgreens Boots Alliance	50,692	3,368
Wal-Mart Stores	84,500	7,475
WD-40	1,679	221
Weis Markets	1,125	52

		102,726

Energy — 3.9%
Abraxas Petroleum *	19,433	56
Adams Resources & Energy	241	11
Anadarko Petroleum	32,300	2,174
Andeavor	9,100	1,259

Adviser Managed Trust / Quarterly Report / April 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Antero Resources *	12,800	$243
Apache	22,200	909
Approach Resources *	5,832	16
Arch Coal	2,364	191
Archrock	16,524	178
Baker Hughes a GE	25,300	914
Basic Energy Services *	2,043	33
Bonanza Creek Energy, Oil & Gas *	2,490	76
Bristow Group *	3,969	64
C&J Energy Services *	6,224	186
Cabot Oil & Gas	26,700	638
Cactus, Cl A *	2,811	81
California Resources *	5,331	136
Callon Petroleum *	24,486	341
CARBO Ceramics *	2,698	24
Carrizo Oil & Gas *	9,673	194
Centennial Resource Development, Cl A *	9,500	176
Cheniere Energy *	11,700	681
Chesapeake Energy *	50,300	149
Chevron	111,103	13,900
Cimarex Energy	5,500	553
Clean Energy Fuels *	16,924	27
Cloud Peak Energy *	8,676	28
CNX Resources *	12,400	184
Concho Resources *	8,500	1,336
ConocoPhillips	69,800	4,572
CONSOL Energy *	1,550	49
Contango Oil & Gas *	2,784	10
Continental Resources *	5,100	337
CVR Energy	1,961	68
Delek US Holdings	9,829	466
Denbury Resources *	48,595	160
Devon Energy	30,500	1,108
DHT Holdings	11,331	41
Diamond Offshore Drilling *	7,990	147
Diamondback Energy	5,600	719
Dorian LPG *	3,090	22
Dril-Quip *	4,619	191
Earthstone Energy, Cl A *	2,488	25
Eclipse Resources *	11,098	15
Energen *	5,400	353
Energy XXI Gulf Coast *	3,470	20
EOG Resources	33,700	3,982
EP Energy, Cl A *	4,198	8
EQT	14,563	731
Era Group *	2,125	22
Evolution Petroleum	2,696	25
EXCO Resources *	1	–
Exterran *	3,988	117
Extraction Oil & Gas *	7,700	109
ExxonMobil	248,835	19,347
Fairmount Santrol Holdings *	18,202	100

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Forum Energy Technologies *	9,804	$124
Frontline *	9,934	43
FTS International *	2,741	55
GasLog	5,034	85
Gastar Exploration *	25,183	17
Gener8 Maritime *	6,543	38
Geospace Technologies *	1,380	15
Golar LNG	11,815	380
Green Plains	4,919	92
Gulf Island Fabrication *	2,032	20
Gulfport Energy *	8,900	83
Halcon Resources *	17,167	92
Hallador Energy	2,517	16
Halliburton	50,500	2,676
Helix Energy Solutions Group *	17,587	136
Helmerich & Payne	6,200	431
Hess	16,800	957
HighPoint Resources *	12,590	87
HollyFrontier	10,200	619
Independence Contract Drilling *	3,276	15
International Seaways *	3,451	70
Isramco *	61	6
Jagged Peak Energy *	6,741	97
Jones Energy, Cl A *	7,681	5
Keane Group *	6,663	104
Key Energy Services *	1,460	23
Kinder Morgan	112,200	1,775
Kosmos Energy *	13,100	92
Laredo Petroleum *	7,728	85
Liberty Oilfield Services, Cl A *	1,789	36
Lilis Energy *	5,920	24
Mammoth Energy Services *	1,051	34
Marathon Oil	49,100	896
Marathon Petroleum	28,700	2,150
Matador Resources *	11,887	389
Matrix Service *	3,138	48
McDermott International *	34,296	226
Midstates Petroleum *	1,651	23
Murphy Oil	8,900	268
Nabors Industries	18,800	143
NACCO Industries, Cl A	419	15
National Oilwell Varco	22,700	878
Natural Gas Services Group *	1,534	37
Navios Maritime Acquisition	8,951	7
NCS Multistage Holdings *	1,295	24
Newfield Exploration *	12,200	364
Newpark Resources *	10,462	110
Nine Energy Service *	1,091	33
Noble *	30,355	142
Noble Energy	28,100	951
Oasis Petroleum *	32,794	362
Occidental Petroleum	45,000	3,477

24	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oceaneering International *	5,000	$106
Oil States International *	6,154	221
ONEOK	22,600	1,361
Overseas Shipholding Group, Cl A *	5,249	20
Pacific Ethanol *	5,229	18
Panhandle Oil and Gas, Cl A	2,014	39
Par Pacific Holdings *	3,646	62
Parker Drilling *	16,582	10
Parsley Energy, Cl A *	13,400	402
Patterson-UTI Energy	12,200	261
PBF Energy, Cl A	6,300	242
PDC Energy *	8,167	437
Peabody Energy	8,023	296
Penn Virginia *	1,674	78
PHI *	1,270	16
Phillips 66	25,200	2,805
Pioneer Energy Services *	8,681	30
Pioneer Natural Resources	9,819	1,979
ProPetro Holding *	6,835	125
QEP Resources *	13,500	164
Quintana Energy Services *	1,006	8
Range Resources	13,312	184
Ranger Energy Services, Cl A *	1,033	9
Renewable Energy Group *	4,517	58
Resolute Energy *	2,547	85
REX American Resources *	674	50
RigNet *	1,379	21
Ring Energy *	6,316	106
RPC	3,700	67
RSP Permian *	7,300	362
Sanchez Energy *	7,987	25
SandRidge Energy *	4,097	60
Schlumberger	81,628	5,596
Scorpio Tankers	33,923	90
SEACOR Holdings *	2,042	112
SEACOR Marine Holdings *	1,843	44
Select Energy Services, Cl A *	3,209	48
SemGroup, Cl A	8,115	204
Ship Finance International	7,013	100
SilverBow Resources *	983	30
SM Energy	6,900	165
Smart Sand *	2,898	21
Solaris Oilfield Infrastructure, Cl A *	2,324	44
Southwestern Energy *	34,200	140
SRC Energy *	29,526	326
Stone Energy *	2,289	82
Superior Energy Services *	18,465	198
Targa Resources	12,400	582
Teekay Tankers, Cl A	25,962	30
Tellurian *	7,156	68
TETRA Technologies *	14,414	57
Ultra Petroleum *	23,227	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unit *	6,412	$145
Uranium Energy *	19,351	29
US Silica Holdings	10,035	302
Valero Energy	25,500	2,829
W&T Offshore *	11,734	72
Whiting Petroleum *	5,000	204
WildHorse Resource Development *	5,830	152
Williams	47,900	1,232
World Fuel Services	3,500	75
WPX Energy *	24,000	410

		99,527

Financials — 10.4%
1st Source	2,003	104
Access National	1,854	52
ACNB	1,002	30
Affiliated Managers Group	3,300	544
Aflac	45,000	2,051
AGNC Investment ††	22,800	431
Alleghany *	900	517
Allegiance Bancshares *	1,385	56
Allstate	21,300	2,084
Ally Financial	26,500	692
Ambac Financial Group *	5,618	96
American Equity Investment Life Holding	10,616	321
American Express	42,100	4,157
American Financial Group	4,100	464
American International Group	53,000	2,968
American National Bankshares	889	34
American National Insurance	400	48
Ameriprise Financial	8,600	1,206
Ameris Bancorp	4,398	227
AMERISAFE	2,313	137
Ames National	925	26
AmTrust Financial Services	10,573	136
Annaly Capital Management ††	69,300	719
Anworth Mortgage Asset ††	11,605	55
Apollo Commercial Real Estate Finance ††	13,078	236
Arch Capital Group *	7,100	569
Ares Commercial Real Estate ††	3,426	42
Argo Group International Holdings	3,929	230
Arlington Asset Investment, Cl A	3,530	40
ARMOUR Residential ††	5,037	114
Arrow Financial	1,400	50
Arthur J Gallagher	10,700	749
Artisan Partners Asset Management, Cl A	5,432	175
Aspen Insurance Holdings	3,700	157
Associated Banc-Corp	9,900	262
Associated Capital Group	545	20
Assurant	3,200	297
Assured Guaranty	6,600	239
Athene Holding, Cl A *	6,900	338

Adviser Managed Trust / Quarterly Report / April 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlantic Capital Bancshares *	2,298	$44
Atlas Financial Holdings *	1,157	12
Axis Capital Holdings	4,600	270
B. Riley Financial	2,344	48
Baldwin & Lyons, Cl B	954	22
Banc of California	5,384	103
BancFirst	2,074	119
Bancorp *	6,022	62
BancorpSouth Bank	10,451	345
Bank of America	564,230	16,882
Bank of Commerce Holdings	2,231	25
Bank of Hawaii	2,500	211
Bank of Marin Bancorp	854	62
Bank of New York Mellon	57,500	3,134
Bank of NT Butterfield & Son	6,517	309
Bank of the Ozarks	7,300	342
BankFinancial	1,654	28
BankUnited	6,600	261
Bankwell Financial Group	622	20
Banner	3,948	227
Bar Harbor Bankshares	1,849	54
BB&T	46,100	2,434
BCB Bancorp	1,400	22
Beneficial Bancorp	8,427	134
Berkshire Hathaway, Cl B *	113,043	21,900
Berkshire Hills Bancorp	4,806	182
BGC Partners, Cl A	12,700	170
BlackRock, Cl A	7,274	3,793
Blue Capital Reinsurance Holdings	649	8
Blue Hills Bancorp	3,046	62
BofI Holding *	7,106	286
BOK Financial	1,400	141
Boston Private Financial Holdings	10,021	161
Bridge Bancorp	2,183	72
Brighthouse Financial *	4,663	237
BrightSphere Investment Group	9,439	143
Brookline Bancorp	9,200	153
Brown & Brown	13,200	359
Bryn Mawr Bank	2,368	106
BSB Bancorp *	878	28
Byline Bancorp *	2,160	46
C&F Financial	348	20
Cadence BanCorp, Cl A	3,514	103
Camden National	1,790	79
Cannae Holdings *	7,590	157
Capital City Bank Group	1,209	27
Capital One Financial	28,000	2,537
Capitol Federal Financial	15,840	198
Capstar Financial Holdings *	1,142	22
Capstead Mortgage ††	11,297	99
Carolina Financial	2,320	91
Cathay General Bancorp	9,180	367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cboe Global Markets	6,700	$715
CBTX	400	12
CenterState Bank	7,452	216
Central Pacific Financial	3,680	107
Central Valley Community Bancorp	1,331	27
Century Bancorp, Cl A	330	26
Charles Schwab	69,300	3,859
Charter Financial	1,484	35
Chemical Financial	8,676	476
Chemung Financial	349	16
Cherry Hill Mortgage Investment ††	1,376	24
Chimera Investment ††	10,200	178
Chubb	27,400	3,717
Cincinnati Financial	8,900	626
CIT Group	7,932	420
Citigroup	154,000	10,514
Citizens, Cl A *	6,178	48
Citizens & Northern	1,538	37
Citizens Financial Group	29,000	1,203
City Holding	1,863	133
Civista Bancshares	1,387	32
CME Group, Cl A	20,000	3,154
CNA Financial	1,700	86
CNB Financial	1,773	50
CNO Financial Group	20,444	438
CoBiz Financial	4,880	98
Codorus Valley Bancorp	932	27
Cohen & Steers	2,679	107
Columbia Banking System	8,748	352
Comerica	10,000	946
Commerce Bancshares	5,155	327
Community Bank System	6,038	340
Community Bankers Trust *	3,068	27
Community Financial	581	21
Community Trust Bancorp	1,949	94
ConnectOne Bancorp	3,644	96
County Bancorp	531	15
Cowen, Cl A *	3,267	51
Crawford, Cl B	1,597	13
Credit Acceptance *	600	198
Cullen	3,300	378
Curo Group Holdings *	1,093	24
Customers Bancorp *	3,488	101
CVB Financial	12,577	279
CYS Investments ††	18,296	131
Diamond Hill Investment Group	368	72
Dime Community Bancshares	3,934	78
Discover Financial Services	21,300	1,518
DNB Financial	430	15
Donegal Group, Cl A	920	13
Donnelley Financial Solutions *	4,084	75
Dynex Capital ††	5,973	39

26	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
E*TRADE Financial *	15,900	$965
Eagle Bancorp *	3,819	224
East West Bancorp	8,400	560
Eaton Vance	6,500	354
eHealth *	1,941	37
Elevate Credit *	2,247	17
Ellington Residential Mortgage ††	1,269	14
EMC Insurance Group	1,217	32
Employers Holdings	3,871	158
Encore Capital Group *	2,974	133
Enova International *	4,041	118
Enstar Group *	1,363	286
Entegra Financial *	930	27
Enterprise Bancorp	1,092	39
Enterprise Financial Services	2,737	139
Equity Bancshares, Cl A *	1,391	53
Erie Indemnity, Cl A	1,300	152
ESSA Bancorp	896	13
Essent Group *	9,925	327
Evans Bancorp	653	30
Evercore, Cl A	4,696	475
Everest Re Group	2,300	535
Ezcorp, Cl A *	5,982	82
FactSet Research Systems	2,200	416
Farmers & Merchants Bancorp	1,040	46
Farmers Capital Bank	948	48
Farmers National Banc	3,207	47
FB Financial	1,531	61
FBL Financial Group, Cl A	1,153	90
FCB Financial Holdings, Cl A *	4,400	254
Federal Agricultural Mortgage, Cl C	1,056	90
Federated Investors, Cl B	5,800	154
Federated National Holding	1,355	23
Fidelity Southern	2,549	58
Fifth Third Bancorp	42,500	1,410
Financial Engines	7,188	321
Financial Institutions	1,706	53
First American Financial	6,400	327
First Bancorp	4,407	157
First BanCorp *	23,196	167
First Bancshares	1,196	39
First Busey	4,968	147
First Business Financial Services	878	23
First Citizens BancShares, Cl A	899	389
First Commonwealth Financial	11,570	175
First Community Bancshares	1,878	58
First Connecticut Bancorp	1,892	46
First Defiance Financial	1,212	72
First Financial	1,232	53
First Financial Bancorp	11,770	364
First Financial Bankshares	7,662	380
First Financial Northwest	992	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Foundation *	3,598	$64
First Guaranty Bancshares	596	15
First Hawaiian	3,400	94
First Horizon National	17,300	317
First Internet Bancorp	968	33
First Interstate BancSystem, Cl A	3,152	128
First Merchants	4,986	215
First Mid-Illinois Bancshares	1,299	48
First Midwest Bancorp	12,348	300
First Northwest Bancorp *	1,198	19
First of Long Island	2,926	78
First Republic Bank	9,200	854
FirstCash	5,673	492
Flagstar Bancorp *	2,666	92
Flushing Financial	3,260	84
FNB	17,900	233
FNB Bancorp	725	26
FNF Group	14,900	549
Franklin Financial Network *	1,389	47
Franklin Resources	19,600	659
Fulton Financial	20,657	349
GAIN Capital Holdings	3,940	32
GAMCO Investors, Cl A	534	14
Genworth Financial, Cl A *	59,922	165
German American Bancorp	2,488	84
Glacier Bancorp	9,492	351
Global Indemnity	1,110	45
Goldman Sachs Group	20,700	4,933
Granite Point Mortgage Trust ††	5,426	90
Great Ajax ††	1,911	26
Great Southern Bancorp	1,280	68
Great Western Bancorp	7,163	295
Green Bancorp	3,061	69
Green Dot, Cl A *	5,598	340
Greene County Bancorp	367	13
Greenhill	3,146	64
Greenlight Capital Re, Cl A *	3,418	53
Guaranty Bancorp	2,929	83
Guaranty Bancshares	1,039	34
Hallmark Financial Services *	1,528	16
Hamilton Lane, Cl A	1,619	68
Hancock Holding	10,281	502
Hanmi Financial	3,769	104
Hannon Armstrong Sustainable Infrastructure Capital ††	5,977	116
Hanover Insurance Group	2,400	276
HarborOne Bancorp *	1,578	28
Hartford Financial Services Group	20,700	1,114
HCI Group	1,030	43
Health Insurance Innovations, Cl A *	1,313	37
Heartland Financial	2,961	159
Heritage Commerce	4,580	76

Adviser Managed Trust / Quarterly Report / April 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heritage Financial	3,459	$103
Heritage Insurance Holdings	2,450	38
Hilltop Holdings	9,067	203
Hingham Institution	147	30
Home Bancorp	853	37
Home BancShares	19,244	447
HomeStreet *	3,416	87
HomeTrust Bancshares *	2,096	55
Hope Bancorp	15,689	271
Horace Mann Educators	4,975	222
Horizon Bancorp	2,879	83
Houlihan Lokey, Cl A	3,271	146
Howard Bancorp *	1,279	24
Huntington Bancshares	63,000	939
IBERIABANK	6,171	463
Impac Mortgage Holdings *	1,306	11
Independence Holding	787	28
Independent Bank	5,769	299
Independent Bank Group	2,463	176
Infinity Property & Casualty	1,295	171
Interactive Brokers Group, Cl A	4,000	297
Intercontinental Exchange	34,100	2,471
International Bancshares	6,640	264
International. FCStone *	1,769	79
Invesco	23,500	681
Invesco Mortgage Capital ††	13,849	225
Investar Holding	1,153	29
Investment Technology Group	4,130	83
Investors Bancorp	31,382	420
Investors Title	155	30
James River Group Holdings	3,221	117
JPMorgan Chase	202,906	22,072
Kearny Financial	12,366	174
Kemper	4,790	323
KeyCorp	63,004	1,255
Kingstone	1,352	23
Kinsale Capital Group	1,697	87
KKR Real Estate Finance Trust ††	2,014	40
Ladder Capital, Cl A ††	9,392	131
Ladenburg Thalmann Financial Services	13,018	43
Lakeland Bancorp	5,552	108
Lakeland Financial	2,923	139
Lazard, Cl A (C)	6,600	359
LCNB	952	18
LegacyTexas Financial Group	5,731	235
Legg Mason	4,500	179
LendingClub *	40,602	109
LendingTree *	785	187
Leucadia National	18,900	454
Lincoln National	12,700	897
Live Oak Bancshares	2,770	78
Loews	16,400	860

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LPL Financial Holdings	5,300	$321
Luther Burbank	1,921	24
M&T Bank	8,300	1,513
Macatawa Bank	2,871	31
Maiden Holdings	7,940	61
Malvern Bancorp *	945	24
Markel *	780	881
MarketAxess Holdings	2,200	437
Marlin Business Services	915	25
Marsh & McLennan	29,800	2,429
MB Financial	9,940	424
MBIA *	10,333	88
MBT Financial	1,920	20
Medley Management, Cl A	508	3
Mercantile Bank	1,891	67
Merchants Bancorp	1,006	21
Mercury General	1,573	72
Meridian Bancorp	5,925	112
Meta Financial Group	1,092	121
MetLife	52,700	2,512
Metropolitan Bank Holding *	500	24
MFA Financial ††	23,500	177
MGIC Investment *	44,939	450
Middlefield Banc	394	20
Midland States Bancorp	1,798	57
MidSouth Bancorp	2,105	29
MidWestOne Financial Group	1,438	46
Moelis, Cl A	3,793	204
Moody’s	9,800	1,590
Morgan Stanley	75,600	3,902
Morningstar	1,033	112
Mortgage Investment Trust ††	3,297	58
MSCI, Cl A	5,100	764
MTGE Investment ††	5,554	101
MutualFirst Financial	850	31
NASDAQ OMX Group	6,700	592
National Bank Holdings, Cl A	3,148	111
National Bankshares	882	40
National Commerce *	1,474	64
National General Holdings	6,092	157
National Western Life Group, Cl A	266	84
Nationstar Mortgage Holdings *	3,722	67
Navient	14,800	196
Navigators Group	2,520	142
NBT Bancorp	5,175	189
Nelnet, Cl A	2,242	118
New Residential Investment ††	19,300	337
New York Community Bancorp	28,300	336
New York Mortgage Trust ††	13,606	82
NI Holdings *	1,463	24
Nicolet Bankshares *	1,145	64
NMI Holdings, Cl A *	6,959	96

28	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northeast Bancorp	1,069	$21
Northern Trust	12,100	1,292
Northfield Bancorp	5,421	86
Northrim BanCorp	733	26
Northwest Bancshares	11,668	194
Norwood Financial	828	25
OceanFirst Financial	4,919	133
Ocwen Financial *	13,830	56
OFG Bancorp	5,090	69
Ohio Valley Banc	608	28
Old Line Bancshares	1,500	51
Old National Bancorp	16,227	279
Old Point Financial	495	13
Old Republic International	13,700	279
Old Second Bancorp	3,841	55
On Deck Capital *	6,563	34
OneMain Holdings, Cl A *	4,400	136
Oppenheimer Holdings, Cl A	1,086	29
Opus Bank	2,544	72
Orchid Island Capital, Cl A ††	6,482	45
Oritani Financial	5,093	78
Orrstown Financial Services	802	21
Owens Realty Mortgage ††	1,097	17
Pacific Mercantile Bancorp *	1,689	16
Pacific Premier Bancorp *	4,684	186
PacWest Bancorp	7,700	395
Park National	1,631	176
Parke Bancorp	880	21
PCSB Financial	2,123	43
Peapack Gladstone Financial	2,167	72
Penns Woods Bancorp	503	22
PennyMac Financial Services, Cl A *	2,137	44
PennyMac Mortgage Investment Trust ††	7,207	127
Peoples Bancorp	1,883	68
Peoples Bancorp of North Carolina	705	22
Peoples Financial Services	894	42
People’s United Financial	19,700	360
People’s Utah Bancorp	1,747	56
PHH *	3,619	38
Pinnacle Financial Partners	4,000	256
Piper Jaffray	1,771	124
PJT Partners	2,118	118
PNC Financial Services Group	28,200	4,106
Popular	5,900	273
PRA Group *	5,470	195
Preferred Bank	1,619	103
Premier Financial Bancorp	1,009	20
Primerica	5,396	522
Principal Financial Group	15,500	918
ProAssurance	3,200	151
Progressive	33,900	2,044
Prosperity Bancshares	3,700	266

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Provident Bancorp *	505	$12
Provident Financial Holdings	720	13
Provident Financial Services	7,534	197
Prudential Bancorp	1,202	22
Prudential Financial	24,800	2,637
Pzena Investment Management, Cl A	2,439	21
QCR Holdings	1,456	66
Radian Group	26,525	379
Raymond James Financial	7,800	700
RBB Bancorp	1,081	30
Redwood Trust ††	9,366	144
Regional Management *	1,159	38
Regions Financial	69,100	1,292
Reinsurance Group of America, Cl A	3,800	568
Reliant Bancorp	1,006	23
RenaissanceRe Holdings	2,300	313
Renasant	5,592	253
Republic Bancorp, Cl A	1,200	51
Republic First Bancorp *	6,118	51
Resource Capital ††	4,055	40
Riverview Bancorp	2,922	27
RLI	4,715	298
S&P Global	15,000	2,829
S&T Bancorp	4,235	181
Safeguard Scientifics *	2,123	27
Safety Insurance Group	1,769	142
Sandy Spring Bancorp	3,916	155
Santander Consumer USA Holdings	9,212	170
Seacoast Banking Corp of Florida *	5,302	146
SEI Investments †	7,700	487
Selective Insurance Group	6,966	412
ServisFirst Bancshares	5,643	237
Shore Bancshares	1,351	24
SI Financial Group	1,225	18
Sierra Bancorp	1,658	46
Signature Bank *	3,100	394
Silvercrest Asset Management Group, Cl A	787	12
Simmons First National, Cl A	10,066	304
SLM *	24,200	278
SmartFinancial *	1,029	25
South State	4,349	376
Southern First Bancshares *	859	39
Southern Missouri Bancorp	937	33
Southern National Bancorp of Virginia	2,765	45
Southside Bancshares	3,354	117
Starwood Property Trust	14,100	296
State Auto Financial	1,850	58
State Bank Financial	4,597	145
State Street	21,800	2,175
Sterling Bancorp	28,072	643
Stewart Information Services	2,624	109
Stifel Financial	8,142	475

Adviser Managed Trust / Quarterly Report / April 30, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stock Yards Bancorp	2,660	$100
Summit Financial Group	1,298	33
SunTrust Banks	27,600	1,844
Sutherland Asset Management ††	1,986	29
SVB Financial Group *	3,000	899
Synchrony Financial	45,600	1,513
Synovus Financial	7,000	366
T Rowe Price Group	13,900	1,582
TCF Financial	8,779	218
TD Ameritrade Holding	17,300	1,005
Territorial Bancorp	821	25
Texas Capital Bancshares *	6,064	598
TFS Financial	3,900	58
Third Point Reinsurance *	11,238	149
Timberland Bancorp	839	27
Tiptree	2,995	19
Tompkins Financial	1,783	139
Torchmark	6,500	564
Towne Bank	7,688	230
TPG RE Finance Trust ††	2,649	52
Travelers	16,000	2,106
TriCo Bancshares	2,492	93
TriState Capital Holdings *	2,685	67
Triumph Bancorp *	2,188	85
Trupanion *	2,851	75
TrustCo Bank	11,503	98
Trustmark	8,182	256
Two Harbors Investment ††	10,550	161
Two River Bancorp	1,097	19
UMB Financial	5,554	425
Umpqua Holdings	26,863	633
Union Bankshares	7,310	282
United Bankshares	12,223	415
United Community Banks	8,984	287
United Community Financial	5,909	60
United Financial Bancorp	6,241	103
United Fire Group	2,636	133
United Insurance Holdings	2,747	52
United Security Bancshares	1,992	22
Unity Bancorp	1,051	23
Universal Insurance Holdings	3,818	124
Univest Corp of Pennsylvania	3,588	103
Unum Group	13,000	629
US Bancorp	91,600	4,621
Validus Holdings	4,300	291
Valley National Bancorp	31,619	397
Veritex Holdings *	2,130	61
Virtu Financial, Cl A	3,120	112
Virtus Investment Partners	829	96
Voya Financial	10,200	534
Waddell & Reed Financial, Cl A	9,884	200
Walker & Dunlop	3,361	192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Federal	10,353	$329
Washington Trust Bancorp	1,811	100
Waterstone Financial	3,139	54
Webster Financial	5,100	307
Wells Fargo	259,560	13,487
WesBanco	5,102	223
West Bancorporation	2,022	49
Westamerica Bancorporation	3,109	173
Western Alliance Bancorp *	5,900	348
Western Asset Mortgage Capital ††	4,906	49
Western New England Bancorp	3,189	34
Westwood Holdings Group	986	57
White Mountains Insurance Group	250	216
Willis Towers Watson	7,400	1,099
Wintrust Financial	6,772	606
WisdomTree Investments	14,197	150
WMIH *	21,113	29
World Acceptance *	730	75
WR Berkley	5,300	395
WSFS Financial	3,717	186
XL Group	14,400	800
Zions Bancorporation	11,500	630

		261,970

Health Care — 9.5%
AAC Holdings *	1,050	12
Abaxis	2,692	179
Abbott Laboratories	99,300	5,772
AbbVie	93,554	9,033
Abeona Therapeutics *	3,544	62
ABIOMED *	2,400	722
Acadia Healthcare *	4,600	164
ACADIA Pharmaceuticals *	5,400	85
Accelerate Diagnostics *	3,065	68
Acceleron Pharma *	4,524	158
Accuray *	9,884	49
Aceto	3,409	9
Achaogen *	4,041	58
Achillion Pharmaceuticals *	17,127	65
Aclaris Therapeutics *	2,681	48
Acorda Therapeutics *	5,361	124
Adamas Pharmaceuticals *	2,188	66
Addus HomeCare *	939	49
Aduro Biotech *	5,796	40
Advaxis *	4,212	7
Aerie Pharmaceuticals *	4,132	212
Aetna	18,633	3,336
Agenus *	9,279	32
Agilent Technologies	18,600	1,223
Agios Pharmaceuticals *	2,900	243
Aileron Therapeutics *	994	5
Aimmune Therapeutics *	4,414	137

30	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Akcea Therapeutics *	1,763	$46
Akebia Therapeutics *	5,286	49
Akorn *	5,400	78
Alder Biopharmaceuticals *	7,487	106
Alexion Pharmaceuticals *	12,600	1,482
Align Technology *	4,600	1,149
Allena Pharmaceuticals *	649	9
Allergan	19,800	3,042
Allscripts Healthcare Solutions *	21,910	255
Alnylam Pharmaceuticals *	5,000	473
AMAG Pharmaceuticals *	4,317	89
Amedisys *	3,526	233
American Renal Associates Holdings *	935	14
AmerisourceBergen, Cl A	9,100	824
Amgen	42,826	7,472
Amicus Therapeutics *	22,643	320
AMN Healthcare Services *	5,729	383
Amphastar Pharmaceuticals *	4,501	86
Analogic	1,560	130
AnaptysBio *	2,218	208
Anavex Life Sciences *	3,885	9
AngioDynamics *	4,565	88
ANI Pharmaceuticals *	954	57
Anika Therapeutics *	1,668	73
Antares Pharma *	16,855	39
Anthem	15,300	3,611
Apellis Pharmaceuticals *	1,305	31
Aratana Therapeutics *	4,765	25
Ardelyx *	3,719	18
Arena Pharmaceuticals *	5,896	235
ARMO BioSciences *	828	22
Array BioPharma *	24,173	328
Arsanis *	563	11
Assembly Biosciences *	1,942	84
Asterias Biotherapeutics, Cl A *	2,695	3
Atara Biotherapeutics *	4,062	164
athenahealth *	2,200	269
Athenex *	825	13
Athersys *	12,665	25
AtriCure *	3,682	82
Atrion	170	106
Audentes Therapeutics *	2,616	98
Avexis *	3,457	735
AxoGen *	3,476	138
Axovant Sciences *	3,793	4
Baxter International	29,500	2,050
Becton Dickinson	15,415	3,574
Bellicum Pharmaceuticals *	3,135	21
BioCryst Pharmaceuticals *	11,807	58
Biogen *	12,500	3,420
Biohaven Pharmaceutical Holding *	3,842	112
BioMarin Pharmaceutical *	10,200	852

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bio-Rad Laboratories, Cl A *	1,223	$310
BioScrip *	14,673	39
BioSpecifics Technologies *	752	32
Bio-Techne	2,100	317
BioTelemetry *	3,829	146
BioTime *	9,732	21
Bluebird Bio *	5,957	1,014
Blueprint Medicines *	5,129	394
Boston Scientific *	80,600	2,315
Bristol-Myers Squibb	96,400	5,025
Brookdale Senior Living, Cl A *	9,300	67
Bruker	6,600	195
Calithera Biosciences *	3,593	22
Calyxt *	440	7
Cambrex *	3,890	206
Cantel Medical	4,455	499
Capital Senior Living *	3,101	36
Cara Therapeutics *	3,052	38
Cardinal Health	18,300	1,174
Cardiovascular Systems *	4,028	92
Castlight Health, Cl B *	7,507	28
Catalent *	16,268	669
Catalyst Pharmaceuticals *	11,631	33
Celcuity *	469	9
Celgene *	44,900	3,911
Celldex Therapeutics *	15,135	11
Centene *	9,900	1,075
Cerner *	16,700	973
Cerus *	16,422	85
Charles River Laboratories International *	2,700	281
Chemed	1,927	594
ChemoCentryx *	3,121	34
Chimerix *	5,545	25
Cigna	14,300	2,457
Civitas Solutions *	2,182	31
Clearside Biomedical *	2,766	34
Clovis Oncology *	5,282	229
Codexis *	5,190	58
Coherus Biosciences *	4,912	59
Collegium Pharmaceutical *	3,140	74
Community Health Systems *	12,028	45
Computer Programs & Systems	1,459	44
Conatus Pharmaceuticals *	3,917	13
Concert Pharmaceuticals *	2,288	42
ConforMIS *	8,363	11
CONMED	3,321	216
Cooper	2,800	640
Corbus Pharmaceuticals Holdings *	6,489	39
Corcept Therapeutics *	10,887	182
Corindus Vascular Robotics *	12,647	13
Corium International *	2,938	29
CorVel *	1,181	58

Adviser Managed Trust / Quarterly Report / April 30, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Corvus Pharmaceuticals *	994	$10
Cotiviti Holdings *	4,458	154
Cross Country Healthcare *	4,257	54
CryoLife *	4,050	91
Cue Biopharma *	1,392	15
Curis *	12,173	7
Cutera *	1,559	78
CVS Health	59,900	4,183
Cytokinetics *	4,874	40
CytomX Therapeutics *	3,628	95
Danaher	35,800	3,591
DaVita *	9,000	565
Deciphera Pharmaceuticals *	994	22
Denali Therapeutics *	2,079	38
DENTSPLY SIRONA	13,300	670
Depomed *	6,908	43
Dermira *	4,471	41
DexCom *	5,000	366
Diplomat Pharmacy *	6,054	132
Dova Pharmaceuticals *	606	17
Durect *	15,981	32
Dynavax Technologies *	7,555	128
Eagle Pharmaceuticals *	1,027	53
Edge Therapeutics *	2,247	2
Editas Medicine *	4,569	143
Edwards Lifesciences *	12,100	1,541
Eli Lilly	57,400	4,653
Emergent BioSolutions *	4,087	212
Enanta Pharmaceuticals *	1,931	180
Encompass Health	12,012	731
Endologix *	10,031	43
Ensign Group	6,159	172
Envision Healthcare *	7,039	262
Enzo Biochem *	5,279	32
Epizyme *	5,903	76
Esperion Therapeutics *	2,107	148
Evolent Health, Cl A *	7,552	125
Evolus *	885	6
Exact Sciences *	14,309	716
Exelixis *	16,100	335
Express Scripts Holding *	33,000	2,498
Fate Therapeutics *	5,706	58
FibroGen *	8,499	386
Five Prime Therapeutics *	3,987	67
Flexion Therapeutics *	3,949	98
Fluidigm *	4,672	28
FONAR *	874	25
Fortress Biotech *	3,790	15
Foundation Medicine *	1,773	135
G1 Therapeutics *	1,712	66
Genesis Healthcare, Cl A *	4,394	7
GenMark Diagnostics *	6,031	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genocea Biosciences *	12,517	$12
Genomic Health *	2,427	77
Geron *	18,446	69
Gilead Sciences	76,117	5,498
Glaukos *	3,360	113
Global Blood Therapeutics *	4,721	208
Globus Medical, Cl A *	8,650	443
Haemonetics *	6,537	510
Halozyme Therapeutics *	14,403	273
Halyard Health *	5,679	269
HCA Healthcare	16,800	1,608
HealthEquity *	6,216	408
HealthStream *	3,117	72
Henry Schein *	9,014	685
Heron Therapeutics *	6,593	200
Heska *	744	61
Hill-Rom Holdings	3,700	318
HMS Holdings *	10,100	182
Hologic *	16,000	621
Humana	8,300	2,442
ICU Medical *	1,867	470
Idera Pharmaceuticals *	18,033	28
IDEXX Laboratories *	5,000	972
Illumina *	8,500	2,048
Immune Design *	4,576	17
ImmunoGen *	12,036	132
Immunomedics *	12,670	231
Impax Laboratories *	8,923	168
Incyte *	10,000	619
Innoviva *	9,330	135
Inogen *	2,111	297
Inovalon Holdings, Cl A *	8,142	86
Inovio Pharmaceuticals *	9,657	42
Insmed *	9,220	224
Insulet *	7,081	609
Insys Therapeutics *	2,918	20
Integer Holdings *	3,847	211
Integra LifeSciences Holdings *	7,771	479
Intellia Therapeutics *	2,109	42
Intercept Pharmaceuticals *	1,100	75
Intersect ENT *	3,369	135
Intra-Cellular Therapies, Cl A *	5,114	89
Intrexon *	3,193	58
Intuitive Surgical *	6,493	2,862
Invacare	3,817	69
Invitae *	5,544	31
Ionis Pharmaceuticals *	7,200	310
Iovance Biotherapeutics *	9,142	133
IQVIA Holdings *	9,156	877
iRhythm Technologies *	1,801	105
Ironwood Pharmaceuticals, Cl A *	16,373	297
Johnson & Johnson	158,479	20,046

32	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jounce Therapeutics *	1,712	$35
K2M Group Holdings *	5,150	98
Kala Pharmaceuticals *	1,729	26
Karyopharm Therapeutics *	4,467	58
Keryx Biopharmaceuticals *	10,617	47
Kindred Biosciences *	3,110	28
Kindred Healthcare *	10,048	89
Kura Oncology *	2,744	42
La Jolla Pharmaceutical *	2,030	59
Laboratory Corp of America Holdings *	5,900	1,007
Lannett *	3,560	56
Lantheus Holdings *	3,608	64
LeMaitre Vascular	1,848	58
Lexicon Pharmaceuticals *	4,921	41
LHC Group *	3,339	249
LifePoint Health *	2,000	96
Ligand Pharmaceuticals *	2,504	388
LivaNova *	5,916	525
Loxo Oncology *	2,791	351
Luminex	4,928	105
MacroGenics *	4,025	93
Madrigal Pharmaceuticals *	628	71
Magellan Health *	2,915	244
Masimo *	5,476	491
Matinas BioPharma Holdings *	7,850	4
McKesson	12,400	1,937
Medicines *	8,533	257
MediciNova *	4,353	49
Medidata Solutions *	6,876	491
MEDNAX *	5,000	230
Medpace Holdings *	1,287	48
Medtronic	79,600	6,378
Melinta Therapeutics *	2,183	15
Menlo Therapeutics *	846	7
Merck	161,018	9,479
Meridian Bioscience	5,349	78
Merit Medical Systems *	5,890	286
Merrimack Pharmaceuticals *	1,405	12
Mersana Therapeutics *	1,356	23
Mettler-Toledo International *	1,458	816
MiMedx Group *	12,783	105
Minerva Neurosciences *	3,446	23
Miragen Therapeutics *	1,600	11
Molina Healthcare *	5,630	469
Momenta Pharmaceuticals *	9,269	193
Mylan *	31,600	1,225
MyoKardia *	2,450	121
Myriad Genetics *	7,921	224
NanoString Technologies *	2,442	23
NantHealth *	1,007	3
NantKwest *	3,583	14
Natera *	3,694	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National HealthCare	1,393	$85
National Research, Cl A	1,236	40
Natus Medical *	3,599	119
Nektar Therapeutics, Cl A *	18,292	1,530
Neogen *	6,066	413
NeoGenomics *	6,581	63
Neos Therapeutics *	3,332	28
Neurocrine Biosciences *	5,100	414
Nevro *	3,453	309
NewLink Genetics *	3,778	17
Novavax *	37,912	59
Novelion Therapeutics *	1,775	8
Novocure *	7,263	198
NuVasive *	6,103	325
NxStage Medical *	7,866	209
Nymox Pharmaceutical *	3,345	14
Obalon Therapeutics *	1,546	6
Ocular Therapeutix *	3,876	24
Odonate Therapeutics *	1,032	22
Omeros *	5,261	76
Omnicell *	4,618	199
OPKO Health *	16,300	50
Optinose *	654	14
OraSure Technologies *	6,968	124
Organovo Holdings *	11,425	14
Orthofix International *	2,137	130
OrthoPediatrics *	560	11
Otonomy *	3,127	12
Ovid therapeutics *	2,115	20
Owens & Minor	7,369	120
Oxford Immunotec Global *	2,932	38
Pacific Biosciences of California *	12,238	32
Pacira Pharmaceuticals *	4,788	159
Paratek Pharmaceuticals *	3,418	37
Patterson	4,800	112
PDL BioPharma *	19,407	57
Penumbra *	3,546	441
PerkinElmer	6,500	477
PetIQ, Cl A *	858	19
Pfizer	346,956	12,702
Phibro Animal Health, Cl A	2,399	102
Pieris Pharmaceuticals *	5,033	32
Portola Pharmaceuticals, Cl A *	6,883	249
PRA Health Sciences *	6,027	495
Premier, Cl A *	3,100	102
Prestige Brands Holdings *	6,564	193
Progenics Pharmaceuticals *	8,250	54
Protagonist Therapeutics *	1,236	11
Providence Service *	1,431	109
PTC Therapeutics *	4,744	132
Pulse Biosciences *	1,069	19
Puma Biotechnology *	3,527	225

Adviser Managed Trust / Quarterly Report / April 30, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QIAGEN *	13,137	$430
Quality Systems *	6,561	88
Quanterix *	1,011	17
Quest Diagnostics	8,200	830
Quidel *	3,472	197
Quotient *	3,137	13
R1 RCM *	11,766	87
Ra Pharmaceuticals *	1,379	8
Radius Health *	4,658	141
RadNet *	4,282	57
Reata Pharmaceuticals, Cl A *	1,338	35
Recro Pharma *	1,597	19
Regeneron Pharmaceuticals *	4,666	1,417
REGENXBIO *	3,437	128
Repligen *	4,662	173
ResMed	8,000	757
resTORbio *	1,230	11
Retrophin *	4,726	119
Revance Therapeutics *	3,268	91
Rhythm Pharmaceuticals *	987	23
Rigel Pharmaceuticals *	18,317	66
Rockwell Medical *	5,833	31
RTI Surgical *	6,102	27
Sage Therapeutics *	5,106	735
Sangamo Therapeutics *	10,330	163
Sarepta Therapeutics *	7,464	570
scPharmaceuticals *	893	9
Seattle Genetics *	6,000	307
Select Medical Holdings *	13,023	235
Selecta Biosciences *	1,760	21
Seres Therapeutics *	2,585	20
Sienna Biopharmaceuticals *	1,834	35
Sientra *	1,849	24
Simulations Plus	1,489	25
Solid Biosciences *	1,098	16
Spark Therapeutics *	3,349	256
Spectrum Pharmaceuticals *	10,471	167
Spero Therapeutics *	1,093	13
STAAR Surgical *	5,073	82
Stemline Therapeutics *	3,565	61
STERIS	4,700	444
Strongbridge Biopharma *	3,688	28
Stryker	20,000	3,388
Supernus Pharmaceuticals *	5,865	275
Surgery Partners *	2,381	38
Surmodics *	1,703	64
Syndax Pharmaceuticals *	1,272	13
Syneos Health, Cl A *	6,555	250
Synergy Pharmaceuticals *	30,807	48
Syros Pharmaceuticals *	2,292	28
Tabula Rasa HealthCare *	1,476	61
Tactile Systems Technology *	1,564	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teladoc *	7,052	$303
Teleflex	2,600	697
Teligent *	5,392	16
Tenet Healthcare *	9,874	236
TESARO *	2,100	107
Tetraphase Pharmaceuticals *	6,024	19
TG Therapeutics *	6,067	87
TherapeuticsMD *	19,963	110
Theravance Biopharma *	5,251	126
Thermo Fisher Scientific	23,400	4,922
Tivity Health *	4,407	158
Tocagen *	2,146	20
Trevena *	4,699	9
Triple-S Management, Cl B *	2,659	75
Ultragenyx Pharmaceutical *	5,390	274
United Therapeutics *	2,400	264
UnitedHealth Group	56,300	13,309
Universal Health Services, Cl B	4,900	560
US Physical Therapy	1,506	137
Utah Medical Products	372	38
Vanda Pharmaceuticals *	5,167	72
Varex Imaging *	4,657	168
Varian Medical Systems *	5,400	624
VBI Vaccines *	4,724	15
Veeva Systems, Cl A *	6,200	435
Veracyte *	2,786	17
Versartis *	3,796	6
Vertex Pharmaceuticals *	14,700	2,251
ViewRay *	4,128	30
Viveve Medical *	2,324	8
Vocera Communications *	3,471	87
Voyager Therapeutics *	1,997	36
vTv Therapeutics, Cl A *	501	1
Waters *	4,400	829
WaVe Life Sciences *	1,359	60
WellCare Health Plans *	2,600	533
West Pharmaceutical Services	4,200	371
Wright Medical Group *	12,918	253
XBiotech *	1,820	9
Xencor *	4,733	137
Zimmer Biomet Holdings	12,000	1,382
ZIOPHARM Oncology *	15,457	65
Zoetis, Cl A	29,000	2,421
Zogenix *	4,125	162
Zynerba Pharmaceuticals *	1,583	16

		238,904

Industrials — 7.3%
3M	34,100	6,629
AAON	4,954	168
AAR	3,935	170
ABM Industries	6,807	212

34	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acacia Research *	5,293	$19
ACCO Brands	12,853	155
Actuant, Cl A	7,275	171
Acuity Brands	2,400	287
ADT	6,400	57
Advanced Disposal Services *	6,275	138
Advanced Drainage Systems	4,481	113
AECOM *	9,100	313
Aegion, Cl A *	4,011	91
Aerojet Rocketdyne Holdings *	8,512	238
Aerovironment *	2,495	136
AGCO	3,900	244
Air Lease, Cl A	5,800	242
Air Transport Services Group *	7,166	145
Aircastle	5,966	117
Alamo Group	1,118	122
Alaska Air Group	6,900	448
Albany International, Cl A	3,484	206
Allegiant Travel, Cl A	1,536	246
Allegion	5,600	432
Allied Motion Technologies	872	35
Allison Transmission Holdings	7,800	304
Altra Industrial Motion	3,473	145
AMERCO *	300	101
Ameresco, Cl A *	2,406	29
American Airlines Group	25,300	1,086
American Railcar Industries	813	31
American Woodmark *	1,698	140
AMETEK	13,300	928
AO Smith	8,400	515
Apogee Enterprises	3,331	137
Applied Industrial Technologies	4,653	298
Aqua Metals *	1,654	5
ARC Document Solutions *	4,499	10
ArcBest	3,148	101
Arconic	24,466	436
Argan	1,810	72
Armstrong Flooring *	2,743	34
Armstrong World Industries *	2,300	129
ASGN *	6,116	493
Astec Industries	2,648	147
Astronics *	2,288	84
Astronics, Cl B *	326	12
Atkore International Group *	3,850	68
Atlas Air Worldwide Holdings *	2,833	180
Avis Budget Group *	8,858	438
Axon Enterprise *	6,298	264
AZZ	3,087	138
Babcock & Wilcox Enterprises *	28,526	65
Barnes Group	6,089	338
Barrett Business Services	896	78
Beacon Roofing Supply *	8,245	404

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BG Staffing	1,060	$20
Blue Bird *	1,528	36
BMC Stock Holdings *	8,136	140
Boeing	32,700	10,907
Brady, Cl A	5,652	206
Briggs & Stratton	5,041	91
Brink’s	5,547	409
Builders FirstSource *	13,262	242
BWX Technologies, Cl W	5,300	359
Caesarstone *	2,844	52
CAI International *	2,144	48
Carlisle	3,500	377
Casella Waste Systems, Cl A *	4,740	116
Caterpillar	33,400	4,822
CBIZ *	6,346	118
CECO Environmental *	3,085	15
CH Robinson Worldwide	8,200	755
Chart Industries *	3,791	215
Cintas	5,100	869
CIRCOR International *	1,932	82
Clean Harbors *	3,000	137
Colfax *	4,800	149
Columbus McKinnon	2,774	100
Comfort Systems	4,494	190
Commercial Vehicle Group *	3,506	24
Continental Building Products *	4,469	126
Copart *	11,600	593
CoStar Group *	2,100	770
Covanta Holding	14,202	212
Covenant Transportation Group, Cl A *	1,371	38
CRA International	925	52
Crane	2,900	243
CSW Industrials *	1,723	75
CSX	50,200	2,981
Cubic	3,081	190
Cummins	9,200	1,471
Curtiss-Wright	5,389	690
Daseke *	4,264	35
Deere	18,900	2,558
Delta Air Lines	38,600	2,016
Deluxe	5,861	402
DMC Global	1,808	70
Donaldson	7,800	345
Douglas Dynamics	2,614	109
Dover	9,000	834
Ducommun *	1,127	33
Dun & Bradstreet	2,100	242
DXP Enterprises *	1,854	67
Dycom Industries *	3,688	383
Eagle Bulk Shipping *	5,545	28
Eastern	808	23
Echo Global Logistics *	3,340	91

Adviser Managed Trust / Quarterly Report / April 30, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMCOR Group	7,177	$528
Emerson Electric	37,500	2,490
Encore Wire	2,506	132
Energous *	2,156	39
Energy Recovery *	4,892	42
EnerSys	5,071	348
Engility Holdings *	2,080	53
Ennis	3,181	57
EnPro Industries	2,565	193
EnviroStar	508	19
Equifax	6,900	773
ESCO Technologies	3,127	175
Essendant	4,611	34
Esterline Technologies *	3,185	229
Evoqua Water Technologies *	6,151	126
ExOne *	1,220	8
Expeditors International of Washington	10,500	671
Exponent	3,101	268
Fastenal	16,800	840
Federal Signal	7,212	156
FedEx	14,600	3,609
Flowserve	7,200	320
Fluor	8,200	483
Forrester Research	1,193	48
Fortive	17,772	1,250
Fortune Brands Home & Security	8,800	481
Forward Air	3,675	198
Foundation Building Materials *	1,955	27
Franklin Covey *	1,126	27
Franklin Electric	5,697	234
FreightCar America *	1,322	18
FTI Consulting *	4,533	265
Gardner Denver Holdings *	4,200	133
Gates Industrial *	3,500	55
GATX	4,604	300
Genco Shipping & Trading *	1,200	19
Gencor Industries *	871	14
Generac Holdings *	7,455	336
General Cable	6,082	180
General Dynamics	15,100	3,040
General Electric	511,457	7,196
Genesee & Wyoming, Cl A *	3,400	242
Gibraltar Industries *	3,951	139
Global Brass & Copper Holdings	2,505	75
GMS *	4,047	126
Gorman-Rupp	2,081	66
GP Strategies *	1,718	36
Graco	10,100	444
Graham	1,041	22
Granite Construction	4,895	256
Great Lakes Dredge & Dock *	6,228	29
Greenbrier	3,308	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Griffon	3,539	$70
H&E Equipment Services	3,910	127
Hardinge *	1,277	23
Harris	6,900	1,079
Harsco *	9,753	199
Hawaiian Holdings	6,222	256
HC2 Holdings *	4,758	24
HD Supply Holdings *	11,800	457
Healthcare Services Group	8,713	337
Heartland Express	5,551	99
HEICO	1,862	164
HEICO, Cl A	3,593	259
Heidrick & Struggles International	2,179	82
Herc Holdings *	2,991	157
Heritage-Crystal Clean *	1,655	35
Herman Miller	7,348	226
Hertz Global Holdings *	6,820	149
Hexcel	5,300	352
Hill International *	3,575	19
Hillenbrand	7,778	361
HNI	5,273	176
Honeywell International	44,238	6,400
Hub Group, Cl A *	3,985	175
Hubbell, Cl B	3,200	332
Hudson Technologies *	4,303	19
Huntington Ingalls Industries	2,600	632
Hurco	692	31
Huron Consulting Group *	2,758	103
Huttig Building Products *	3,452	21
Hyster-Yale Materials Handling, Cl A	1,283	91
ICF International	2,211	148
IDEX	4,400	588
IES Holdings *	864	15
IHS Markit *	22,600	1,110
Illinois Tool Works	17,900	2,542
InnerWorkings *	5,603	57
Insperity	4,398	353
Insteel Industries	2,356	71
Interface, Cl A	7,376	162
ITT	5,200	254
Jacobs Engineering Group	7,200	418
JB Hunt Transport Services	5,100	599
JELD-WEN Holding *	8,129	229
JetBlue Airways *	19,200	368
John Bean Technologies	3,853	415
Johnson Controls International	54,245	1,837
Kadant	1,334	123
Kaman	3,401	206
Kansas City Southern	6,000	640
KAR Auction Services	7,600	395
KBR	17,246	288
Kelly Services, Cl A	3,802	111

36	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kennametal	9,793	$357
KeyW Holding *	5,460	42
Kforce	2,927	78
Kimball International, Cl B	4,351	72
Kirby *	3,100	264
KLX *	6,180	483
Knight-Swift Transportation Holdings, Cl A	15,364	599
Knoll	5,907	113
Korn	6,437	344
Kratos Defense & Security Solutions *	10,198	102
L3 Technologies	4,500	881
Landstar System	2,400	244
Lawson Products *	701	16
Layne Christensen *	1,952	28
LB Foster, Cl A *	1,107	26
Lennox International	2,200	425
Lincoln Electric Holdings	3,400	282
Lindsay	1,294	114
Lockheed Martin	14,552	4,669
LSC Communications	3,923	69
LSI Industries	2,505	15
Lydall *	2,058	92
Macquarie Infrastructure	4,700	178
Manitowoc *	3,908	96
ManpowerGroup	3,900	373
Marten Transport	4,854	95
Masco	18,200	689
MasTec *	8,158	359
Matson	5,153	151
Matthews International, Cl A	3,734	184
McGrath RentCorp	2,840	167
Mercury Systems *	5,668	182
Meritor *	10,348	201
Middleby *	3,100	390
Milacron Holdings *	8,179	147
Miller Industries	1,166	29
Mistras Group *	2,191	43
Mobile Mini	5,368	225
Moog, Cl A	3,914	321
MRC Global *	10,852	203
MSA Safety	4,098	356
MSC Industrial Direct, Cl A	2,400	207
Mueller Industries	6,898	188
Mueller Water Products, Cl A	18,984	186
Multi-Color	1,634	106
MYR Group *	1,996	60
National Presto Industries	593	57
Navigant Consulting *	5,606	120
Navios Maritime Holdings *	12,417	9
Navistar International *	6,169	215
NCI Building Systems *	4,957	87
Nexeo Solutions *	3,626	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nielsen Holdings	20,700	$651
NL Industries *	1,180	9
NN	3,176	64
Nordson	3,400	437
Norfolk Southern	16,800	2,410
Northrop Grumman	9,493	3,057
Northwest Pipe *	1,401	28
NOW *	12,794	155
NV5 Holdings *	924	54
Old Dominion Freight Line	3,600	482
Omega Flex	327	21
Orbital ATK	3,300	437
Orion Group Holdings *	2,964	18
Oshkosh	4,400	318
Owens Corning	6,400	419
PACCAR	19,900	1,267
Parker-Hannifin	7,700	1,268
Park-Ohio Holdings	1,131	43
Patrick Industries *	2,931	167
PGT Innovations *	5,661	99
Pitney Bowes	9,500	97
Plug Power *	26,085	48
Powell Industries	1,227	37
Preformed Line Products	429	29
Primoris Services	4,838	124
Proto Labs *	3,013	359
Quad	3,827	95
Quanex Building Products	4,081	70
Quanta Services *	8,100	263
Radiant Logistics *	4,219	15
Raven Industries	4,294	157
Raytheon	17,000	3,484
RBC Bearings *	2,815	328
Red Violet *	230	1
Regal Beloit	2,700	192
Republic Services, Cl A	13,600	880
Resources Connection	3,825	60
REV Group	3,837	69
Revolution Lighting Technologies *	1,755	6
Rexnord *	12,731	350
Roadrunner Transportation Systems *	3,232	7
Robert Half International	7,000	425
Rockwell Automation	7,400	1,218
Rockwell Collins	9,467	1,255
Rollins	5,600	272
Roper Technologies	5,900	1,559
RPX	5,732	62
RR Donnelley & Sons	8,231	70
Rush Enterprises, Cl A *	3,781	154
Rush Enterprises, Cl B *	713	28
Ryder System	2,900	196
Safe Bulkers *	6,624	19

Adviser Managed Trust / Quarterly Report / April 30, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saia *	3,116	$206
Schneider National, Cl B	5,009	134
Scorpio Bulkers	7,607	58
Sensata Technologies Holding *	9,900	502
Simpson Manufacturing	5,007	274
SiteOne Landscape Supply *	4,124	283
SkyWest	6,135	349
Snap-on	3,300	479
Southwest Airlines	32,000	1,691
SP Plus *	2,088	73
Spartan Motors	4,353	78
Sparton *	1,015	19
Spirit AeroSystems Holdings, Cl A	6,700	539
Spirit Airlines *	3,900	139
SPX *	5,229	165
SPX FLOW *	5,021	226
Standex International	1,543	150
Stanley Black & Decker	8,900	1,260
Steelcase, Cl A	10,144	134
Stericycle *	4,600	270
Sterling Construction *	3,031	34
Sun Hydraulics	3,399	165
Sunrun *	10,335	95
Team *	3,509	60
Teledyne Technologies *	2,000	374
Tennant	2,141	158
Terex	5,000	183
Tetra Tech	6,868	332
Textainer Group Holdings *	3,351	58
Textron	15,400	957
Thermon Group Holdings *	4,052	92
Timken	4,100	175
Titan International	5,815	60
Titan Machinery *	2,112	41
Toro	6,000	350
TPI Composites *	1,381	31
TransDigm Group *	2,778	891
TransUnion *	10,390	674
Trex *	3,578	372
TriMas *	5,475	148
TriNet Group *	5,024	260
Trinity Industries	9,100	290
Triton International	5,800	180
Triumph Group	6,062	143
TrueBlue *	4,887	130
Tutor Perini *	4,406	91
Twin Disc *	929	21
UniFirst	1,872	301
Union Pacific	46,400	6,200
United Continental Holdings *	15,700	1,060
United Parcel Service, Cl B	40,600	4,608
United Rentals *	4,900	735

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Technologies	43,700	$5,251
Univar *	6,800	187
Universal Forest Products	7,261	232
Universal Truckload Services	934	21
US Ecology	2,687	143
USG *	5,300	213
Valmont Industries	1,300	185
Vectrus *	1,331	48
Verisk Analytics, Cl A *	8,800	937
Veritiv *	1,450	55
Viad	2,475	126
Vicor *	2,103	75
Vivint Solar *	2,653	11
VSE	1,102	57
Wabash National	7,133	143
WABCO Holdings *	3,000	387
Wabtec	5,200	462
WageWorks *	4,911	205
Waste Management	25,700	2,089
Watsco	1,800	301
Watts Water Technologies, Cl A	3,367	251
Welbilt *	7,300	140
Werner Enterprises	5,783	198
Wesco Aircraft Holdings *	7,034	71
WESCO International *	2,600	155
Willdan Group *	885	25
Willis Lease Finance *	471	15
Woodward	6,625	477
WW Grainger	3,000	844
XPO Logistics *	6,800	661
Xylem	10,300	751
YRC Worldwide *	4,116	34

		183,235

Information Technology — 15.6%
2U *	5,902	475
3D Systems *	12,958	130
8x8 *	10,679	216
A10 Networks *	6,800	41
Acacia Communications *	2,356	66
ACI Worldwide *	14,159	329
Activision Blizzard	43,100	2,860
Acxiom *	9,581	249
Adobe Systems *	29,068	6,441
ADTRAN	5,656	83
Advanced Energy Industries *	4,798	286
Advanced Micro Devices *	48,700	530
Aerohive Networks *	3,002	12
Agilysys *	1,661	20
Akamai Technologies *	9,900	709
Akoustis Technologies *	1,600	8
Alarm.com Holdings *	2,583	104

38	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alliance Data Systems	2,800	$569
Alpha & Omega Semiconductor *	2,367	36
Alphabet, Cl A *	17,529	17,855
Alphabet, Cl C *	17,800	18,108
Alteryx, Cl A *	2,814	88
Ambarella *	4,033	188
Amber Road *	1,954	18
Amdocs	8,100	545
American Software, Cl A	3,595	46
Amkor Technology *	12,670	105
Amphenol, Cl A	17,600	1,473
Analog Devices	21,670	1,893
Anixter International *	3,527	208
ANSYS *	5,000	808
Appfolio, Cl A *	1,248	60
Apple	298,254	49,289
Applied Materials	62,100	3,085
Applied Optoelectronics *	2,429	78
Apptio, Cl A *	2,776	82
Aquantia *	1,000	12
Arista Networks *	3,100	820
ARRIS International *	9,700	262
Arrow Electronics *	5,100	381
Aspen Technology *	8,937	784
Atlassian, Cl A *	5,300	297
Autodesk *	12,000	1,511
Automatic Data Processing	26,100	3,082
Avid Technology *	3,498	16
Avnet	7,100	279
AVX	5,501	81
Axcelis Technologies *	3,770	83
AXT *	4,366	26
Badger Meter	3,468	147
Bel Fuse, Cl B	1,012	20
Belden	5,068	312
Benchmark Electronics	6,196	163
Benefitfocus *	2,045	62
Black Knight *	7,368	358
Blackbaud	5,808	610
Blackhawk Network Holdings, Cl A *	6,643	298
Blackline *	3,426	142
Blucora *	5,555	144
Booz Allen Hamilton Holding, Cl A	8,100	321
Bottomline Technologies *	4,857	192
Box, Cl A *	9,839	225
Brightcove *	4,691	45
Broadcom	23,807	5,462
Broadridge Financial Solutions	6,800	729
Brooks Automation	8,344	208
CA	18,300	637
Cabot Microelectronics	3,072	312
CACI International, Cl A *	2,994	452

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadence Design Systems *	15,800	$633
CalAmp *	4,215	83
Calix *	5,915	39
Carbonite *	3,093	96
Cardlytics *	835	12
Cardtronics *	5,673	149
Care.com *	1,743	27
Cars.com *	8,776	250
Casa Systems *	934	22
Cass Information Systems	1,413	85
Cavium *	3,700	278
CDK Global	7,500	489
CDW	8,800	627
CEVA *	2,648	86
ChannelAdvisor *	3,428	46
Ciena *	17,435	449
Cirrus Logic *	7,809	285
Cisco Systems	290,659	12,873
Citrix Systems *	9,000	926
Clearfield *	1,217	15
Cloudera *	12,097	172
Cognex	9,600	444
Cognizant Technology Solutions, Cl A	34,100	2,790
Coherent *	1,400	236
Cohu	3,493	75
CommerceHub *	5,022	114
CommScope Holding *	10,600	405
CommVault Systems *	4,740	332
Comtech Telecommunications	2,893	89
Conduent *	10,960	213
Control4 *	2,983	62
Convergys	11,076	259
CoreLogic *	4,500	223
Cornerstone OnDemand *	6,446	284
Corning	50,800	1,373
Coupa Software *	4,021	186
CPI Card Group *	471	1
Cray *	4,805	115
Cree *	11,976	447
CSG Systems International	4,028	172
CTS	4,009	120
CyberOptics *	995	15
Cypress Semiconductor	19,400	283
Daktronics	4,544	41
Dell Technologies, Cl V *	11,968	859
DHI Group *	5,258	7
Diebold Nixdorf	9,036	139
Digi International *	3,689	42
Digimarc *	1,144	33
Diodes *	4,677	134
Dolby Laboratories, Cl A	3,300	197
DSP Group *	2,286	27

Adviser Managed Trust / Quarterly Report / April 30, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DXC Technology	16,717	$1,723
Eastman Kodak *	1,792	9
eBay *	57,100	2,163
Ebix	2,920	226
EchoStar, Cl A *	2,900	152
Electro Scientific Industries *	4,051	73
Electronic Arts *	17,500	2,065
Electronics For Imaging *	5,527	153
Ellie Mae *	4,139	401
EMCORE *	2,813	13
Endurance International Group Holdings *	7,156	53
Entegris	17,268	556
Envestnet *	5,343	290
EPAM Systems *	6,073	694
ePlus *	1,566	125
Etsy *	14,828	444
Euronet Worldwide *	2,900	227
Everbridge *	2,171	81
Everi Holdings *	7,471	48
EVERTEC *	7,384	135
ExlService Holdings *	3,934	227
Extreme Networks *	14,069	151
F5 Networks *	3,700	603
Facebook, Cl A *	138,788	23,872
Fair Isaac *	3,631	629
FARO Technologies *	2,085	105
Fidelity National Information Services	19,100	1,814
Finisar *	13,695	213
FireEye *	10,600	191
First Data, Cl A *	27,500	498
First Solar *	4,900	347
Fiserv *	24,692	1,750
Fitbit, Cl A *	23,095	128
Five9 *	6,517	191
FleetCor Technologies *	5,313	1,101
FLIR Systems	7,900	423
ForeScout Technologies *	600	19
FormFactor *	8,974	103
Fortinet *	8,500	471
Gartner *	5,000	606
Genpact	9,100	290
Global Payments	8,700	984
Glu Mobile *	13,673	60
GoDaddy, Cl A *	7,500	484
Gogo *	7,325	69
GrubHub *	10,494	1,061
GSI Technology *	1,961	14
GTT Communications *	3,774	181
Guidewire Software *	4,300	364
Hackett Group	2,672	43
Harmonic *	9,128	33
Hewlett Packard Enterprise	94,200	1,606

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hortonworks *	6,381	$108
HP	96,900	2,082
HubSpot *	4,297	455
IAC *	4,000	649
Ichor Holdings *	2,236	49
II-VI *	7,222	275
Immersion *	3,771	42
Imperva *	4,197	188
Impinj *	2,113	26
Infinera *	17,651	207
Information Services Group *	3,397	15
Inphi *	5,099	146
Insight Enterprises *	4,327	153
Instructure *	2,714	110
Integrated Device Technology *	16,357	455
Intel	276,405	14,268
InterDigital	4,255	317
Internap *	2,343	28
International Business Machines	49,830	7,223
Intevac *	2,280	15
Intuit	14,300	2,643
IPG Photonics *	2,100	447
Iteris *	3,519	18
Itron *	4,134	270
j2 Global	5,678	451
Jabil	9,600	255
Jack Henry & Associates	4,500	538
Juniper Networks	21,900	539
KEMET *	6,881	118
Keysight Technologies *	10,600	548
Kimball Electronics *	3,374	53
KLA-Tencor	9,200	936
Knowles *	10,449	134
Kopin *	6,804	23
KVH Industries *	1,684	18
Lam Research	9,600	1,777
Lattice Semiconductor *	14,904	81
Leaf Group *	1,702	13
Leidos Holdings	8,001	514
Limelight Networks *	11,672	60
Liquidity Services *	2,654	17
Littelfuse	2,935	549
LivePerson *	6,753	113
LogMeIn	2,900	320
Lumentum Holdings *	7,459	376
MACOM Technology Solutions Holdings *	5,090	85
Majesco *	770	4
Manhattan Associates *	3,900	168
ManTech International, Cl A	3,167	187
Marvell Technology Group	23,700	475
Mastercard, Cl A	54,800	9,769
Match Group *	2,100	99

40	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Maxim Integrated Products	16,300	$888
MAXIMUS	7,824	529
MaxLinear, Cl A *	7,621	170
Maxwell Technologies *	4,868	25
Meet Group *	8,333	20
Mesa Laboratories	411	69
Methode Electronics	4,349	174
Microchip Technology	13,300	1,113
Micron Technology *	64,100	2,947
Microsemi *	6,900	446
Microsoft	440,593	41,204
MicroStrategy, Cl A *	1,152	147
MicroVision *	10,338	13
MINDBODY, Cl A *	5,136	204
Mitek Systems *	4,081	32
MKS Instruments	6,615	677
MobileIron *	7,259	34
Model N *	2,894	50
MoneyGram International *	3,518	31
Monolithic Power Systems	4,861	569
Monotype Imaging Holdings	4,912	109
Motorola Solutions	9,600	1,054
MTS Systems	2,152	109
MuleSoft, Cl A *	2,996	134
Nanometrics *	3,030	75
Napco Security Technologies *	1,648	18
National Instruments	6,300	258
NCR *	6,900	212
NeoPhotonics *	4,370	22
NetApp	15,700	1,045
NETGEAR *	3,854	213
NetScout Systems *	10,250	278
New Relic *	3,679	257
NIC	8,027	119
Novanta *	3,862	227
Nuance Communications *	15,900	234
Nutanix, Cl A *	13,342	675
NVE	574	49
NVIDIA	34,100	7,669
Oclaro *	20,540	163
Okta, Cl A *	2,366	101
Ominto *	1,843	5
ON Semiconductor *	24,300	537
Oracle	171,588	7,836
OSI Systems *	2,112	135
Palo Alto Networks *	5,200	1,001
Pandora Media *	11,100	62
Park City Group *	1,440	11
Park Electrochemical	2,525	43
Paychex	18,700	1,133
Paycom Software *	6,054	691
Paylocity Holding *	3,287	180

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
PayPal Holdings *	66,500	$4,962
PC Connection	1,575	42
PCM *	1,422	18
PDF Solutions *	3,220	36
Pegasystems	4,474	273
Perficient *	4,105	102
Photronics *	7,678	59
Pixelworks *	4,301	18
Plantronics	3,971	259
Plexus *	4,059	223
Power Integrations	3,475	236
Presidio *	4,015	62
Progress Software	5,507	203
Proofpoint *	5,370	633
PROS Holdings *	3,353	99
PTC *	6,700	552
Pure Storage, Cl A *	11,981	242
Q2 Holdings *	3,797	187
QAD, Cl A	1,238	56
Qorvo *	7,400	499
QUALCOMM	86,800	4,428
Qualys *	3,905	300
Quantenna Communications *	2,478	31
Quantum *	3,905	15
QuinStreet *	4,656	52
Quotient Technology *	9,385	126
Radisys *	3,900	3
Rambus *	13,102	177
Rapid7 *	3,458	98
RealNetworks *	2,647	9
RealPage *	7,128	381
Red Hat *	10,400	1,696
Reis	927	19
Ribbon Communications *	5,834	34
RingCentral, Cl A *	8,049	540
Rogers *	2,174	232
Rosetta Stone *	2,078	29
Rubicon Project *	3,863	8
Rudolph Technologies *	3,805	96
Sabre	13,700	283
SailPoint Technologies Holding *	2,444	59
salesforce.com *	40,100	4,852
Sanmina *	8,491	250
ScanSource *	3,092	106
Science Applications International	5,256	451
SecureWorks, Cl A *	679	7
Semtech *	8,017	315
SendGrid *	1,000	29
ServiceNow *	9,900	1,645
ServiceSource International *	9,542	36
Shutterstock *	2,213	93
Sigma Designs *	5,259	33

Adviser Managed Trust / Quarterly Report / April 30, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Silicon Laboratories *	5,117	$475
Skyworks Solutions	10,600	920
SMART Global Holdings *	1,202	47
Splunk *	8,200	842
SPS Commerce *	2,049	141
Square, Cl A *	14,300	677
SS&C Technologies Holdings	11,300	561
Stamps.com *	1,978	450
StarTek *	1,593	14
SunPower, Cl A *	7,011	60
Super Micro Computer *	4,648	82
Switch, Cl A	2,300	33
Sykes Enterprises *	4,750	137
Symantec	36,800	1,023
Synaptics *	4,123	179
Synchronoss Technologies *	5,361	60
SYNNEX	3,555	356
Synopsys *	8,600	735
Syntel *	4,094	118
Systemax	1,298	41
Tableau Software, Cl A *	3,800	323
Take-Two Interactive Software *	6,500	648
Tech Data *	4,298	328
TechTarget *	2,515	52
Telenav *	3,493	18
Teradata *	7,300	299
Teradyne	11,300	368
Texas Instruments	58,100	5,893
Tintri *	2,142	2
TiVo	14,583	206
Total System Services	10,600	891
Trade Desk, Cl A *	2,886	148
Travelport Worldwide	14,871	255
Trimble *	14,700	509
TrueCar *	8,509	84
TTEC Holdings	1,704	55
TTM Technologies *	11,411	159
Tucows, Cl A *	1,056	67
Twilio, Cl A *	7,602	321
Twitter *	40,300	1,221
Tyler Technologies *	2,000	438
Ubiquiti Networks *	2,786	199
Ultimate Software Group *	1,600	384
Ultra Clean Holdings *	4,741	83
Unisys *	5,848	66
Universal Display	2,300	203
Upland Software *	1,054	29
USA Technologies *	6,399	56
Varonis Systems *	2,455	160
VASCO Data Security International *	3,605	56
Veeco Instruments *	5,990	93
VeriFone Systems *	13,495	311

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verint Systems *	7,686	$324
VeriSign *	5,000	587
Veritone *	411	9
Versum Materials	6,500	229
ViaSat *	6,646	425
Viavi Solutions *	28,106	266
VirnetX Holding *	6,630	15
Virtusa *	3,305	159
Visa, Cl A	106,840	13,556
Vishay Intertechnology	16,239	287
Vishay Precision Group *	1,325	38
VMware, Cl A *	4,100	546
Web.com Group *	4,737	88
Western Digital	17,235	1,358
Western Union	26,600	525
WEX *	2,300	372
Workday, Cl A *	8,100	1,011
Workiva, Cl A *	3,170	71
Worldpay, Cl A *	16,746	1,360
Xcerra *	6,289	76
Xerox	13,400	421
Xilinx	14,600	938
XO Group *	3,149	68
Xperi	5,912	130
Yelp, Cl A *	9,786	439
Yext *	2,766	37
Zebra Technologies, Cl A *	3,100	418
Zendesk *	12,233	596
Zillow Group *	6,300	305
Zillow Group, Cl A *	3,300	160
Zix *	5,773	29
Zynga, Cl A *	45,900	158

		394,664

Materials — 2.3%
A Schulman	3,516	151
Advanced Emissions Solutions	2,611	29
AdvanSix *	3,714	133
AgroFresh Solutions *	2,402	17
Air Products & Chemicals	12,500	2,029
AK Steel Holding *	37,928	174
Albemarle	6,500	630
Alcoa *	10,855	556
Allegheny Technologies *	15,419	410
American Vanguard	3,488	75
Ampco-Pittsburgh *	947	9
AptarGroup	3,500	327
Ardagh Group, Cl A	1,600	33
Ashland Global Holdings	3,400	225
Avery Dennison	5,000	524
Axalta Coating Systems *	11,800	365
Balchem	3,892	343

42	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ball	20,000	$802
Bemis	5,100	221
Berry Global Group *	7,400	407
Boise Cascade	4,768	198
Cabot	3,700	207
Carpenter Technology	5,632	300
Celanese, Cl A	7,900	858
Century Aluminum *	5,861	102
CF Industries Holdings	13,700	532
Chase	840	94
Chemours	10,900	528
Clearwater Paper *	1,991	47
Cleveland-Cliffs *	36,197	269
Coeur Mining *	22,944	174
Commercial Metals	13,942	293
Compass Minerals International	4,091	275
Core Molding Technologies	1,081	17
Crown Holdings *	7,300	364
Domtar	3,700	162
DowDuPont	137,274	8,681
Eagle Materials	2,900	287
Eastman Chemical	8,500	868
Ecolab	15,200	2,200
Ferro *	10,132	223
Ferroglobe Representation & Warranty Insurance Trust * (B)	6,943	–
Flotek Industries *	6,131	22
FMC	7,600	606
Forterra *	2,070	15
Freeport-McMoRan	78,300	1,191
FutureFuel	3,046	36
GCP Applied Technologies *	8,675	249
Gold Resource	6,903	35
Graphic Packaging Holding	18,300	262
Greif, Cl A	3,107	182
Greif, Cl B	730	46
Hawkins	1,183	38
Haynes International	1,480	62
HB Fuller	6,079	301
Hecla Mining	47,582	182
Huntsman	11,300	336
Ingevity *	5,220	401
Innophos Holdings	2,390	99
Innospec	2,937	214
International Flavors & Fragrances	4,600	650
International Paper	24,400	1,258
Intrepid Potash *	11,881	54
Kaiser Aluminum	2,008	198
KapStone Paper and Packaging	10,527	362
Klondex Mines *	20,639	51
KMG Chemicals	1,569	96
Koppers Holdings *	2,537	111

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kraton *	3,565	$163
Kronos Worldwide	2,883	66
Louisiana-Pacific	17,847	506
LSB Industries *	2,173	12
LyondellBasell Industries, Cl A	19,100	2,019
Martin Marietta Materials	3,700	721
Materion	2,422	123
Minerals Technologies	4,322	298
Monsanto	25,600	3,209
Mosaic	20,500	552
Myers Industries	2,774	65
Neenah	2,027	158
NewMarket	398	151
Newmont Mining	31,600	1,242
Nucor	18,500	1,140
Olin	9,200	278
Olympic Steel	967	23
OMNOVA Solutions *	5,099	56
Owens-Illinois *	9,800	199
Packaging Corp of America	5,300	613
PH Glatfelter	5,428	113
Platform Specialty Products *	11,500	116
PolyOne	9,841	412
PPG Industries	15,156	1,605
PQ Group Holdings *	3,511	49
Praxair	16,900	2,578
Quaker Chemical	1,575	232
Ramaco Resources *	932	6
Rayonier Advanced Materials	6,176	132
Reliance Steel & Aluminum	4,200	369
Royal Gold	3,900	346
RPM International	7,700	372
Ryerson Holding *	2,117	21
Schnitzer Steel Industries, Cl A	3,328	98
Schweitzer-Mauduit International	3,721	145
Scotts Miracle-Gro, Cl A	2,500	209
Sealed Air	11,400	500
Sensient Technologies	5,239	349
Sherwin-Williams	4,800	1,765
Silgan Holdings	4,200	118
Sonoco Products	5,500	282
Southern Copper	9,400	496
Steel Dynamics	13,600	609
Stepan	2,432	171
Summit Materials, Cl A *	13,508	380
SunCoke Energy *	7,470	86
TimkenSteel *	4,650	78
Trecora Resources *	2,105	27
Tredegar	3,022	53
Tronox, Cl A	10,903	187
UFP Technologies *	692	23
United States Lime & Minerals	219	16

Adviser Managed Trust / Quarterly Report / April 30, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States Steel	10,300	$348
US Concrete *	1,892	111
Valhi	3,479	29
Valvoline	12,134	246
Verso *	4,328	78
Vulcan Materials	7,600	849
Warrior Met Coal	3,963	92
Westlake Chemical	2,000	214
WestRock	14,600	864
Worthington Industries	5,393	240
WR Grace	4,000	274

		58,078

Real Estate — 2.6%
Acadia Realty Trust ††	10,212	241
Agree Realty ††	3,503	171
Alexander & Baldwin ††	8,393	192
Alexander’s ††	252	99
Alexandria Real Estate Equities ††	5,900	735
American Assets Trust ††	4,867	163
American Campus Communities ††	8,000	313
American Homes 4 Rent, Cl A ††	13,200	267
American Tower, Cl A ††	24,700	3,368
Americold Realty Trust ††	6,367	131
Apartment Investment & Management, Cl A ††	8,700	353
Apple Hospitality ††	11,700	210
Armada Hoffler Properties ††	5,448	74
Ashford Hospitality Trust ††	9,318	64
AvalonBay Communities ††	8,109	1,322
Bluerock Residential Growth, Cl A ††	2,487	22
Boston Properties ††	9,000	1,093
Braemar Hotels & Resorts ††	3,501	36
Brandywine Realty Trust ††	10,600	171
Brixmor Property Group ††	17,000	253
Camden Property Trust ††	5,300	453
CareTrust ††	9,111	120
CatchMark Timber Trust, Cl A ††	5,615	73
CBL & Associates Properties ††	20,013	84
CBRE Group, Cl A *	17,200	779
Cedar Realty Trust ††	10,393	40
Chatham Lodging Trust ††	5,295	101
Chesapeake Lodging Trust ††	7,229	214
City Office ††	4,489	51
Clipper Realty ††	1,949	16
Colony NorthStar, Cl A ††	30,058	184
Columbia Property Trust ††	6,300	135
Community Healthcare Trust ††	2,127	54
Consolidated-Tomoka Land	444	27
CoreCivic ††	6,400	129
CorEnergy Infrastructure Trust ††	1,435	55
CoreSite Realty ††	1,900	198
Corporate Office Properties Trust ††	5,900	162

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cousins Properties ††	50,705	$451
Crown Castle International ††	23,700	2,391
CubeSmart ††	10,100	297
CyrusOne ††	5,100	273
DCT Industrial Trust ††	5,500	361
DDR ††	16,800	122
DiamondRock Hospitality ††	24,296	268
Digital Realty Trust ††	11,943	1,262
Douglas Emmett ††	9,100	339
Duke Realty ††	20,300	550
Easterly Government Properties ††	5,199	107
EastGroup Properties ††	4,153	373
Education Realty Trust ††	9,352	308
Empire State Realty Trust, Cl A ††	7,800	136
EPR Properties ††	3,600	198
Equinix ††	4,600	1,936
Equity Commonwealth *††	6,700	208
Equity LifeStyle Properties ††	4,700	419
Equity Residential ††	20,700	1,277
Essex Property Trust ††	3,800	911
Extra Space Storage ††	7,000	627
Farmland Partners ††	4,407	34
Federal Realty Investment Trust ††	4,100	475
First Industrial Realty Trust ††	14,428	449
Forest City Realty Trust, Cl A ††	13,800	277
Forestar Group *	1,440	31
Four Corners Property Trust ††	7,352	167
Franklin Street Properties ††	12,254	95
Front Yard Residential ††	6,136	60
FRP Holdings *	795	46
Gaming and Leisure Properties ††	11,300	387
GEO Group ††	14,759	332
Getty Realty ††	3,753	94
GGP ††	36,000	720
Gladstone Commercial ††	3,461	60
Global Medical ††	2,700	21
Global Net Lease ††	8,046	150
Government Properties Income Trust ††	11,514	144
Gramercy Property Trust ††	19,517	459
Griffin Industrial Realty	101	4
HCP ††	26,800	626
Healthcare Realty Trust ††	14,879	414
Healthcare Trust of America, Cl A ††	11,900	297
Hersha Hospitality Trust, Cl A ††	4,685	88
HFF, Cl A *	4,470	157
Highwoods Properties ††	6,000	264
Hospitality Properties Trust ††	9,000	224
Host Hotels & Resorts ††	42,300	827
Howard Hughes *	2,100	284
Hudson Pacific Properties ††	8,700	286
Independence Realty Trust ††	9,985	94
Industrial Logistics Properties Trust ††	2,444	50

44	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
InfraREIT ††	5,228	$111
Investors Real Estate Trust ††	15,066	80
Invitation Homes ††	16,700	386
Iron Mountain ††	16,000	543
iStar Financial *††	8,041	82
JBG SMITH Properties ††	4,700	173
Jernigan Capital ††	1,802	35
Jones Lang LaSalle	2,700	458
Kennedy-Wilson Holdings	14,713	279
Kilroy Realty ††	5,700	408
Kimco Realty ††	23,600	342
Kite Realty Group Trust ††	9,915	146
Lamar Advertising, Cl A ††	5,000	319
LaSalle Hotel Properties ††	13,875	410
Lexington Realty Trust ††	26,270	211
Liberty Property Trust ††	8,600	360
Life Storage ††	2,500	221
LTC Properties ††	4,691	170
Macerich ††	7,800	449
Mack-Cali Realty ††	10,980	189
Marcus & Millichap *	1,858	63
Maui Land & Pineapple *	1,010	11
MedEquities Realty Trust ††	3,560	36
Medical Properties Trust ††	20,100	257
Mid-America Apartment Communities ††	6,417	587
Monmouth Real Estate Investment ††	8,866	139
National Health Investors ††	4,942	337
National Retail Properties ††	8,800	335
National Storage Affiliates Trust ††	6,240	164
New Senior Investment Group ††	10,255	88
Newmark Group, Cl A *	2,990	45
NexPoint Residential Trust ††	2,150	58
NorthStar Realty Europe ††	6,516	94
Omega Healthcare Investors ††	11,300	294
One Liberty Properties ††	1,723	41
Outfront Media ††	8,300	156
Paramount Group ††	11,900	171
Park Hotels & Resorts ††	10,516	303
Pebblebrook Hotel Trust ††	8,491	297
Pennsylvania ††	8,057	78
Physicians Realty Trust ††	21,695	324
Piedmont Office Realty Trust, Cl A ††	8,900	159
Potlatch ††	7,298	378
Preferred Apartment Communities, Cl A ††	4,332	64
Prologis ††	30,800	1,999
PS Business Parks ††	2,392	276
Public Storage ††	8,600	1,735
QTS Realty Trust, Cl A ††	5,980	212
Quality Care Properties *††	11,329	249
Rafael Holdings, Cl B *	915	7
RAIT Financial Trust *††	9,643	2
Ramco-Gershenson Properties Trust ††	9,780	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rayonier ††	7,700	$286
RE/MAX Holdings, Cl A	2,183	118
Realogy Holdings	8,200	203
Realty Income ††	16,200	818
Redfin *	7,046	151
Regency Centers ††	8,570	504
Retail Opportunity Investments ††	13,115	226
Retail Properties of America, Cl A ††	12,000	138
Rexford Industrial Realty ††	9,391	287
RLJ Lodging Trust ††	20,735	431
RMR Group	909	68
Ryman Hospitality Properties ††	5,362	420
Sabra Health Care ††	21,758	398
Safety Income & Growth ††	1,350	24
Saul Centers ††	1,362	65
SBA Communications, Cl A *††	6,900	1,106
Select Income ††	7,726	146
Senior Housing Properties Trust ††	13,400	209
Seritage Growth Properties ††	3,080	110
Simon Property Group ††	18,374	2,873
SL Green Realty ††	5,600	547
Spirit Realty Capital ††	27,300	220
St. Joe *	5,192	90
STAG Industrial ††	11,694	287
STORE Capital ††	10,100	255
Stratus Properties *	681	21
Summit Hotel Properties ††	12,921	187
Sun Communities ††	4,300	404
Sunstone Hotel Investors ††	27,580	430
Tanger Factory Outlet Centers ††	4,700	103
Taubman Centers ††	3,600	202
Tejon Ranch *	2,242	55
Terreno Realty ††	6,784	252
Tier ††	5,867	112
Transcontinental Realty Investors *	243	11
Trinity Place Holdings *	2,205	14
UDR ††	15,300	553
UMH Properties ††	3,881	52
Uniti Group ††	9,200	166
Universal Health Realty Income Trust ††	1,535	92
Urban Edge Properties ††	12,709	261
Urstadt Biddle Properties, Cl A ††	3,756	75
Ventas ††	20,500	1,054
VEREIT ††	56,400	384
VICI Properties ††	15,900	289
Vornado Realty Trust ††	9,800	667
Washington ††	9,497	273
Washington Prime Group ††	23,003	149
Weingarten Realty Investors ††	7,100	195
Welltower ††	22,000	1,176
Weyerhaeuser ††	43,300	1,593
Whitestone, Cl B ††	4,519	49

Adviser Managed Trust / Quarterly Report / April 30, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WP Carey ††	6,200	$396
Xenia Hotels & Resorts ††	13,075	269

		66,495

Telecommunication Services — 1.1%
AT&T	360,831	11,799
ATN International	1,319	70
Boingo Wireless *	4,669	110
CenturyLink	55,957	1,040
Cincinnati Bell *	5,025	76
Cogent Communications Holdings	5,080	240
Consolidated Communications Holdings	7,941	90
Frontier Communications *	9,229	77
Globalstar *	71,871	44
Hawaiian Telcom Holdco *	785	21
IDT, Cl B	1,830	10
Intelsat *	4,658	45
Iridium Communications *	10,091	120
Ooma *	2,531	27
ORBCOMM *	7,856	71
pdvWireless *	1,057	31
Shenandoah Telecommunications	5,626	212
Spok Holdings	2,465	37
Sprint *	35,000	196
Telephone & Data Systems	5,700	156
T-Mobile US *	17,900	1,083
United States Cellular *	400	16
Verizon Communications	241,991	11,942
Vonage Holdings *	25,269	282
Windstream Holdings *	21,904	34
Zayo Group Holdings *	10,800	392

		28,221

Utilities — 2.0%
AES	39,100	479
ALLETE	6,264	479
Alliant Energy	13,900	597
Ameren	14,100	826
American Electric Power	29,100	2,036
American States Water	4,399	245
American Water Works	10,600	918
Aqua America	10,100	355
AquaVenture Holdings *	1,086	16
Artesian Resources, Cl A	1,067	41
Atmos Energy	6,300	547
Avangrid	3,600	190
Avista	7,795	404
Black Hills	6,480	367
Cadiz *	2,451	33
California Water Service Group	5,807	225
CenterPoint Energy	24,700	626
Chesapeake Utilities	1,891	144
CMS Energy	16,300	769

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Connecticut Water Service	1,485	$101
Consolidated Edison	18,000	1,442
Consolidated Water	1,582	22
Dominion Energy (C)	37,400	2,489
DTE Energy	10,500	1,107
Duke Energy	41,000	3,287
Edison International	18,400	1,206
El Paso Electric	4,895	250
Entergy	10,500	857
Eversource Energy	18,400	1,109
Exelon	56,600	2,246
FirstEnergy	25,900	891
Genie Energy, Cl B	1,470	6
Global Water Resources	935	9
Great Plains Energy	12,400	406
Hawaiian Electric Industries	5,900	205
IDACORP	6,175	574
MDU Resources Group	11,000	310
MGE Energy	4,302	250
Middlesex Water	1,923	80
National Fuel Gas	4,700	241
New Jersey Resources	10,619	439
NextEra Energy	27,500	4,507
NiSource	19,600	478
Northwest Natural Gas	3,419	210
NorthWestern	6,065	333
NRG Energy	17,500	542
NRG Yield, Cl A	4,245	75
NRG Yield, Cl C	7,882	140
OGE Energy	11,100	365
ONE Gas	6,392	446
Ormat Technologies	4,971	288
Otter Tail	4,767	209
Pattern Energy Group, Cl A	9,481	172
PG&E *	29,800	1,374
Pinnacle West Capital	6,400	515
PNM Resources	9,634	382
Portland General Electric	10,934	464
PPL	40,100	1,167
Public Service Enterprise Group	29,300	1,528
Pure Cycle *	2,578	23
RGC Resources	956	25
SCANA	7,500	276
Sempra Energy	14,800	1,655
SJW Group	1,966	119
South Jersey Industries	9,789	302
Southern	58,700	2,707
Southwest Gas Holdings	5,807	424
Spark Energy, Cl A	1,050	13
Spire	5,714	412
TerraForm Power, Cl A	5,761	64
UGI	10,100	489

46	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unitil	1,680	$82
Vectren	4,700	330
Vistra Energy *	19,000	434
WEC Energy Group	18,500	1,189
Westar Energy, Cl A	8,300	450
WGL Holdings	6,244	531
Xcel Energy	29,400	1,377
York Water	1,587	51

		50,972

		1,710,388

Total Common Stock (Cost $1,951,499) ($ Thousands)		2,447,505

EXCHANGE TRADED FUNDS — 0.7%

United States — 0.7%
iShares MSCI India Fund	435,464	15,219
iShares MSCI Taiwan Fund	65,500	2,378
SPDR S&P 500 Trust Fund	752	199

Total Exchange Traded Funds (Cost $13,944) ($ Thousands)		17,796

PREFERRED STOCK — 0.5%

Brazil — 0.3%
Banco Bradesco *	159,162	1,576
Braskem	8,900	116
Centrais Eletricas Brasileiras *	17,900	116
Cia Brasileira de Distribuicao *	7,800	175
Cia Energetica de Minas Gerais	42,988	104
Gerdau	50,100	239
Itau Unibanco Holding	155,000	2,261
Itausa - Investimentos Itau	187,378	728
Lojas Americanas *	35,469	202
Petroleo Brasileiro *	188,200	1,240
Telefonica Brasil	21,200	300

		7,057

Chile — 0.0%
Embotelladora Andina	13,317	66
Sociedad Quimica y Minera de Chile, Cl B	4,440	244

		310

Colombia — 0.0%
Bancolombia	19,672	235
Grupo Aval Acciones y Valores	185,117	81
Grupo de Inversiones Suramericana	5,014	65

		381

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Germany — 0.1%
Bayerische Motoren Werke	1,751	$170
FUCHS PETROLUB	2,413	130
Henkel & KGaA	5,758	733
Porsche Automobil Holding	4,867	416
Schaeffler	4,809	75
Volkswagen	5,990	1,244

		2,768

South Korea — 0.1%
Amorepacific	630	105
Hyundai Motor	2,908	301
LG Chemical	400	77
LG Household & Health Care	130	94
Samsung Electronics	933	1,844

		2,421

Total Preferred Stock (Cost $8,246) ($ Thousands)		12,937

	Number of Rights

RIGHTS * — 0.0%

United States — 0.0%
Durata Therapeutics ‡(B)	1,300	–
Media General ‡(B)	12,275	–
Newstar Financial ‡(B)	3,841	2
Tobira Therapeutics, Expires 12/31/2028(B)	970	–

Total Rights (Cost $—) ($ Thousands)		2

Total Investments — 98.2% (Cost $1,973,689) ($ Thousands)		$2,478,240

Adviser Managed Trust / Quarterly Report / April 30, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Equity Fund (Continued)

A list of the open futures contracts held by the Fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index E-MINI	109	Jun-2018	$11,010	$11,044	$34
MSCI Emerging Markets E-MINI	134	Jun-2018	7,869	7,720	(149)
Russell 2000 Index E-MINI	68	Jun-2018	5,364	5,249	(115)
S&P 500 Index E-MINI	148	Jun-2018	20,229	19,588	(641)
S&P Mid Cap 400 Index E-MINI	12	Jun-2018	2,312	2,247	(65)

			$46,784	$45,848	$(936)

Percentages are based on a Net Assets of $2,523,923 ($ Thousands).

*	Non-income producing security.

†	Investment in Affiliated Security.

††	Real Estate Investment Trust.

‡	Expiration date unavailable.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $6,521 ($ Thousands), representing 0.26% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is a Master Limited Partnership. At April 30, 2018, such securities amounted to $2,848 ($ Thousands), or 0.11% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

S&P— Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

The following is a list of inputs used as of April 30, 2018 in valuing the investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$2,447,195	$310	$–	$2,447,505
Exchange Traded Funds	17,796	–	–	17,796
Preferred Stock	12,832	105	–	12,937
Rights	–	–	2	2

Total Investments in Securities	$2,477,823	$415	$2	$2,478,240

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$34	$—	$—	$34
Unrealized Depreciation	(970)	—	—	(970)

Total Other Financial Instruments	$(936)	$—	$—	$(936)

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended April 30, 2018 ($ Thousands):

Security Description	Value 7/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 04/30/2018	Dividend Income
SEI Investments	$ 435	$ —	$ —	$ —	$ 52	$ 487	$ 2

Totals	$ 435	$ —	$ —	$ —	$ 52	$ 487	$ 2

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

48	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 30.7%

Consumer Discretionary — 3.8%
1011778 BC ULC
5.000%, 10/15/2025 (A)	$433	$416
4.625%, 01/15/2022 (A)	256	257
4.250%, 05/15/2024 (A)	315	300
21st Century Fox America
6.650%, 11/15/2037	100	127
6.150%, 02/15/2041	250	312
4.500%, 02/15/2021	100	103
3.000%, 09/15/2022	300	295
24 Hour Fitness Worldwide
8.000%, 06/01/2022 (A)	125	126
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	187
Advance Auto Parts
4.500%, 12/01/2023	100	102
Albertsons
6.625%, 06/15/2024	212	197
5.750%, 03/15/2025	265	231
Amazon.com
5.200%, 12/03/2025	100	111
4.950%, 12/05/2044	100	113
4.800%, 12/05/2034	100	110
4.250%, 08/22/2057 (A)	70	69
4.050%, 08/22/2047 (A)	270	267
3.875%, 08/22/2037 (A)	45	45
3.150%, 08/22/2027 (A)	150	144
2.800%, 08/22/2024 (A)	225	217
2.500%, 11/29/2022	200	194
2.400%, 02/22/2023 (A)	50	48
1.900%, 08/21/2020 (A)	30	29
AMC Entertainment Holdings
5.875%, 11/15/2026	55	54
5.750%, 06/15/2025	188	182
AMC Networks
5.000%, 04/01/2024	150	146
4.750%, 12/15/2022	20	20
4.750%, 08/01/2025	105	100
American Axle & Manufacturing
6.250%, 04/01/2025	130	130
American Honda Finance MTN
3.500%, 02/15/2028	100	99
2.900%, 02/16/2024	50	48
2.250%, 08/15/2019	200	199
2.000%, 02/14/2020	50	49
1.700%, 09/09/2021	150	143
American Tire Distributors
10.250%, 03/01/2022 (A)	160	84
Aptiv
3.150%, 11/19/2020	200	199
APX Group
7.875%, 12/01/2022	158	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aramark Services
5.125%, 01/15/2024	$183	$186
5.000%, 04/01/2025 (A)	100	101
5.000%, 02/01/2028 (A)	260	253
Asbury Automotive Group
6.000%, 12/15/2024	100	100
Ashtead Capital
5.625%, 10/01/2024 (A)	200	206
4.375%, 08/15/2027 (A)	200	189
AutoNation
4.500%, 10/01/2025	100	100
AutoZone
3.750%, 06/01/2027	100	96
3.700%, 04/15/2022	80	81
BAT Capital
4.540%, 08/15/2047 (A)	60	57
4.390%, 08/15/2037 (A)	70	67
3.557%, 08/15/2027 (A)	150	141
3.222%, 08/15/2024 (A)	100	95
2.764%, 08/15/2022 (A)	100	96
2.297%, 08/14/2020 (A)	100	98
Beazer Homes USA
8.750%, 03/15/2022	105	113
Bed Bath & Beyond
5.165%, 08/01/2044	100	72
Block Financial
4.125%, 10/01/2020	100	101
Board of Trustees of The Leland Stanford Junior University
3.647%, 05/01/2048	25	25
Booking Holdings
3.600%, 06/01/2026	50	48
3.550%, 03/15/2028	50	48
2.750%, 03/15/2023	50	48
BorgWarner
4.375%, 03/15/2045	50	48
3.375%, 03/15/2025	100	98
Boyd Gaming
6.875%, 05/15/2023	137	144
6.375%, 04/01/2026	100	104
Brookfield Residential Properties
6.125%, 07/01/2022 (A)	100	102
Caesars Resort Collection
5.250%, 10/15/2025 (A)	294	281
CBS
5.500%, 05/15/2033	175	181
4.000%, 01/15/2026	235	231
3.500%, 01/15/2025	100	96
CCO Holdings
5.875%, 04/01/2024 (A)	467	473
5.750%, 01/15/2024	300	303
5.750%, 02/15/2026 (A)	600	596

Adviser Managed Trust / Quarterly Report / April 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 05/01/2026 (A)	$300	$292
5.250%, 03/15/2021	10	10
5.125%, 02/15/2023	100	100
5.125%, 05/01/2027 (A)	665	623
5.000%, 02/01/2028 (A)	279	258
4.000%, 03/01/2023 (A)	43	42
Cedar Fair
5.375%, 04/15/2027 (A)	110	109
Cengage Learning
9.500%, 06/15/2024 (A)	111	87
Charter Communications Operating
6.834%, 10/23/2055	35	39
6.484%, 10/23/2045	165	177
6.384%, 10/23/2035	50	55
5.750%, 04/01/2048	50	50
5.375%, 04/01/2038	300	295
5.375%, 05/01/2047	135	127
4.908%, 07/23/2025	150	152
4.464%, 07/23/2022	250	255
3.750%, 02/15/2028	200	182
3.579%, 07/23/2020	55	55
Churchill Downs
4.750%, 01/15/2028 (A)	94	89
Cinemark
4.875%, 06/01/2023	150	148
Comcast
4.750%, 03/01/2044	200	206
4.600%, 08/15/2045	100	101
4.400%, 08/15/2035	200	202
4.250%, 01/15/2033	100	101
4.200%, 08/15/2034	400	394
4.000%, 08/15/2047	100	92
3.999%, 11/01/2049	200	184
3.969%, 11/01/2047	200	183
3.900%, 03/01/2038	200	189
3.400%, 07/15/2046	100	83
3.375%, 02/15/2025	150	146
3.375%, 08/15/2025	65	63
3.300%, 02/01/2027	100	95
3.200%, 07/15/2036	100	86
3.150%, 02/15/2028	100	93
3.000%, 02/01/2024	250	242
2.750%, 03/01/2023	100	97
Council of Europe Development Bank
2.625%, 02/13/2023	120	118
1.750%, 11/14/2019	50	50
1.625%, 03/10/2020	100	98
CSC Holdings
10.875%, 10/15/2025 (A)	453	531
10.125%, 01/15/2023 (A)	300	333
6.625%, 10/15/2025 (A)	250	258
5.500%, 04/15/2027 (A)	85	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 02/01/2028 (A)	$200	$187
5.250%, 06/01/2024	100	94
Daimler Finance North America
8.500%, 01/18/2031	50	71
Darden Restaurants
4.550%, 02/15/2048	15	15
3.850%, 05/01/2027	30	29
Delphi Technologies
5.000%, 10/01/2025 (A)	105	101
Diamond Resorts International
10.750%, 09/01/2024 (A)	75	84
7.750%, 09/01/2023 (A)	145	156
Discovery Communications
6.350%, 06/01/2040	100	111
5.200%, 09/20/2047	260	254
5.000%, 09/20/2037	240	235
3.950%, 03/20/2028	260	247
3.800%, 03/13/2024	100	98
2.950%, 03/20/2023	250	240
2.750%, 11/15/2019 (A)	100	100
2.200%, 09/20/2019	215	212
DISH DBS
7.750%, 07/01/2026	326	297
5.875%, 11/15/2024	360	306
Dollar General
3.875%, 04/15/2027	200	196
3.250%, 04/15/2023	100	98
Dollar Tree
4.200%, 05/15/2028	45	44
4.000%, 05/15/2025	100	99
3.700%, 05/15/2023	45	45
DR Horton
4.000%, 02/15/2020	55	56
Eldorado Resorts
6.000%, 04/01/2025	200	198
ESH Hospitality
5.250%, 05/01/2025 (A)	200	195
Expedia Group
5.000%, 02/15/2026	100	102
4.500%, 08/15/2024	50	50
Fiat Chrysler Automobiles
5.250%, 04/15/2023	400	416
4.500%, 04/15/2020	200	202
First Quality Finance
4.625%, 05/15/2021 (A)	100	99
Ford Motor
7.450%, 07/16/2031	200	237
5.291%, 12/08/2046	150	144
4.750%, 01/15/2043	125	111
Ford Motor Credit
5.875%, 08/02/2021	250	266
4.140%, 02/15/2023	250	250

2	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.219%, 01/09/2022	$200	$196
2.979%, 08/03/2022	200	192
2.681%, 01/09/2020	200	199
2.425%, 06/12/2020	200	196
Ford Motor Credit MTN
4.389%, 01/08/2026	200	197
Garda World Security
8.750%, 05/15/2025 (A)	110	115
General Motors
6.600%, 04/01/2036	100	112
6.250%, 10/02/2043	250	267
5.400%, 04/01/2048	50	49
5.150%, 04/01/2038	230	221
5.000%, 04/01/2035	50	48
4.200%, 10/01/2027	50	48
General Motors Financial
4.350%, 04/09/2025	75	74
4.350%, 01/17/2027	70	68
4.000%, 01/15/2025	100	97
4.000%, 10/06/2026	50	48
3.950%, 04/13/2024	50	49
3.700%, 05/09/2023	35	34
3.550%, 04/09/2021	60	60
3.500%, 11/07/2024	100	95
3.450%, 01/14/2022	100	99
3.450%, 04/10/2022	150	148
3.250%, 01/05/2023	100	97
3.200%, 07/13/2020	100	100
3.200%, 07/06/2021	150	148
3.150%, 06/30/2022	70	68
2.450%, 11/06/2020	100	98
2.400%, 05/09/2019	30	30
2.350%, 10/04/2019	50	50
George Washington University
4.868%, 09/15/2045	50	56
Golden Nugget
8.750%, 10/01/2025 (A)	105	110
6.750%, 10/15/2024 (A)	225	228
Goodyear Tire & Rubber
5.125%, 11/15/2023	150	150
5.000%, 05/31/2026	100	95
4.875%, 03/15/2027	155	145
Gray Television
5.875%, 07/15/2026 (A)	125	120
5.125%, 10/15/2024 (A)	100	96
Group 1 Automotive
5.000%, 06/01/2022	100	100
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	90	87
Hanesbrands
4.875%, 05/15/2026 (A)	150	144
4.625%, 05/15/2024 (A)	176	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hasbro
3.500%, 09/15/2027	$60	$55
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	315	315
4.250%, 09/01/2024	170	163
Hilton Worldwide Finance
4.875%, 04/01/2027	115	111
4.625%, 04/01/2025	120	117
Home Depot
5.875%, 12/16/2036	500	626
4.400%, 04/01/2021	100	104
4.400%, 03/15/2045	150	156
3.900%, 0F6/15/2047	150	146
3.500%, 09/15/2056	100	87
3.000%, 04/01/2026	100	96
2.800%, 09/14/2027	200	186
2.625%, 06/01/2022	150	147
2.000%, 06/15/2019	100	99
2.000%, 04/01/2021	50	49
1.800%, 06/05/2020	71	70
IHO Verwaltungs GmbH
4.500% cash/0% PIK, 09/15/2023 (A)	250	246
International Game Technology
6.250%, 02/15/2022 (A)	300	315
5.625%, 02/15/2020 (A)	200	205
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	119
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	154
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)	125	113
4.250%, 11/15/2019 (A)	150	151
JC Penney
5.875%, 07/01/2023 (A)	100	96
KFC Holding
5.250%, 06/01/2026 (A)	92	93
5.000%, 06/01/2024 (A)	262	262
4.750%, 06/01/2027 (A)	125	119
L Brands
5.625%, 10/15/2023	100	104
5.250%, 02/01/2028	85	79
Laureate Education
8.250%, 05/01/2025 (A)	90	97
Lear
5.250%, 01/15/2025	70	74
3.800%, 09/15/2027	200	190
Leggett & Platt
3.500%, 11/15/2027	50	47
Lennar
4.750%, 04/01/2021	100	101
4.750%, 11/15/2022	200	200
4.750%, 05/30/2025	100	97

Adviser Managed Trust / Quarterly Report / April 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 11/29/2027 (A)	$188	$177
4.500%, 04/30/2024	210	205
4.125%, 01/15/2022	120	120
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	113
LKQ
4.750%, 05/15/2023	100	99
Lowe’s
4.625%, 04/15/2020	100	103
4.250%, 09/15/2044	50	49
4.050%, 05/03/2047	100	96
3.700%, 04/15/2046	150	136
3.375%, 09/15/2025	100	98
3.125%, 09/15/2024	100	98
3.100%, 05/03/2027	200	190
Macy’s Retail Holdings
4.500%, 12/15/2034	100	85
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	125	117
Magna International
3.625%, 06/15/2024	100	100
Marriott International
3.750%, 03/15/2025	100	98
3.125%, 10/15/2021	100	99
3.125%, 06/15/2026	50	47
2.300%, 01/15/2022	50	48
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	129
Mattamy Group
6.500%, 10/01/2025 (A)	75	75
Mattel
6.750%, 12/31/2025 (A)	203	198
2.350%, 05/06/2019	100	98
McDonald’s MTN
6.300%, 10/15/2037	150	189
4.875%, 12/09/2045	125	132
4.700%, 12/09/2035	175	184
4.450%, 03/01/2047	25	25
3.700%, 01/30/2026	30	30
3.350%, 04/01/2023	30	30
2.750%, 12/09/2020	120	120
MDC Partners
6.500%, 05/01/2024 (A)	150	148
Meredith
6.875%, 02/01/2026 (A)	265	268
MGM Resorts International
6.750%, 10/01/2020	100	106
6.000%, 03/15/2023	200	209
4.625%, 09/01/2026	100	95
Michaels Stores
5.875%, 12/15/2020 (A)	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	$155	$155
NBCUniversal Media
5.950%, 04/01/2041	100	119
5.150%, 04/30/2020	350	364
NCL
4.750%, 12/15/2021 (A)	72	73
Neiman Marcus Group
8.000%, 10/15/2021 (A)	200	135
Netflix
5.875%, 02/15/2025	138	142
5.875%, 11/15/2028 (A)	320	319
5.500%, 02/15/2022	125	130
4.875%, 04/15/2028 (A)	200	189
4.375%, 11/15/2026	220	205
Newell Brands
5.500%, 04/01/2046	250	259
5.375%, 04/01/2036	30	31
4.200%, 04/01/2026	50	49
3.850%, 04/01/2023	60	60
3.150%, 04/01/2021	50	49
Newell Rubbermaid
4.000%, 12/01/2024	100	98
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	182	179
NIKE
3.875%, 11/01/2045	100	98
3.375%, 11/01/2046	100	90
Nordstrom
5.000%, 01/15/2044	100	91
4.000%, 03/15/2027	100	96
Northwestern University
3.662%, 12/01/2057	25	24
Omnicom Group
3.625%, 05/01/2022	100	100
3.600%, 04/15/2026	100	96
O’Reilly Automotive
3.600%, 09/01/2027	100	95
3.550%, 03/15/2026	50	48
Penske Automotive Group
5.500%, 05/15/2026	105	102
PetSmart
8.875%, 06/01/2025 (A)	85	49
7.125%, 03/15/2023 (A)	333	193
5.875%, 06/01/2025 (A)	245	176
Pinnacle Entertainment
5.625%, 05/01/2024	60	63
President & Fellows of Harvard College
3.150%, 07/15/2046	100	90
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	396	425

4	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PulteGroup
5.500%, 03/01/2026	$100	$101
5.000%, 01/15/2027	107	104
4.250%, 03/01/2021	100	101
QVC
4.450%, 02/15/2025	100	98
RELX Capital
3.500%, 03/16/2023	60	59
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	25
Sabre
5.375%, 04/15/2023 (A)	35	36
5.250%, 11/15/2023 (A)	145	146
Sally Holdings
5.625%, 12/01/2025	150	147
Scientific Games International
10.000%, 12/01/2022	350	377
5.000%, 10/15/2025 (A)	220	213
Service International
5.375%, 05/15/2024	150	154
4.625%, 12/15/2027	153	150
ServiceMaster
5.125%, 11/15/2024 (A)	130	127
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	110	116
Simmons Foods
5.750%, 11/01/2024 (A)	74	63
Sinclair Television Group
5.375%, 04/01/2021	150	151
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	205
5.375%, 04/15/2025 (A)	175	174
5.375%, 07/15/2026 (A)	157	154
5.000%, 08/01/2027 (A)	260	248
4.625%, 05/15/2023 (A)	100	99
3.875%, 08/01/2022 (A)	241	234
Six Flags Entertainment
5.500%, 04/15/2027 (A)	75	74
4.875%, 07/31/2024 (A)	200	196
Staples
8.500%, 09/15/2025 (A)	155	145
Starbucks
3.500%, 03/01/2028	50	49
3.100%, 03/01/2023	50	50
2.700%, 06/15/2022	200	196
Station Casinos
5.000%, 10/01/2025 (A)	134	128
Studio City
7.250%, 11/30/2021 (A)	200	208
Summit Materials
6.125%, 07/15/2023	150	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tapestry
4.125%, 07/15/2027	$50	$48
Target
3.900%, 11/15/2047	100	93
3.500%, 07/01/2024	150	151
2.300%, 06/26/2019	300	299
TEGNA
5.125%, 07/15/2020	250	251
Tempur Sealy International
5.500%, 06/15/2026	64	61
Tenneco
5.000%, 07/15/2026	105	98
Tesla
5.300%, 08/15/2025 (A)	294	260
Time Warner
6.250%, 03/29/2041	150	176
6.200%, 03/15/2040	275	316
3.600%, 07/15/2025	200	193
3.550%, 06/01/2024	200	196
2.950%, 07/15/2026	85	78
2.100%, 06/01/2019	350	347
Time Warner Cable
6.550%, 05/01/2037	100	110
5.875%, 11/15/2040	200	205
5.000%, 02/01/2020	250	257
4.500%, 09/15/2042	100	85
TJX
2.250%, 09/15/2026	150	134
Toyota Motor Credit MTN
3.400%, 04/14/2025	100	99
3.300%, 01/12/2022	200	201
2.950%, 04/13/2021	50	50
2.900%, 04/17/2024	50	48
2.800%, 07/13/2022	50	49
2.600%, 01/11/2022	100	98
2.250%, 10/18/2023	50	47
2.150%, 03/12/2020	200	197
2.150%, 09/08/2022	250	239
1.900%, 04/08/2021	50	48
1.550%, 10/18/2019	50	49
Tribune Media
5.875%, 07/15/2022	200	202
Under Armour
3.250%, 06/15/2026	100	89
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	204
University of Notre Dame du Lac
3.394%, 02/15/2048	250	236
University of Southern California
3.028%, 10/01/2039	250	224
Univision Communications
6.750%, 09/15/2022 (A)	48	49

Adviser Managed Trust / Quarterly Report / April 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 05/15/2023 (A)	$150	$143
5.125%, 02/15/2025 (A)	247	228
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	106	107
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	80	81
5.850%, 09/01/2043	100	106
4.250%, 09/01/2023	125	126
Viking Cruises
5.875%, 09/15/2027 (A)	134	129
VOC Escrow
5.000%, 02/15/2028 (A)	170	164
Walt Disney
3.000%, 02/13/2026	100	96
Walt Disney MTN
4.125%, 06/01/2044	125	126
3.000%, 07/30/2046	150	123
2.950%, 06/15/2027	200	191
2.350%, 12/01/2022	50	48
2.300%, 02/12/2021	100	99
1.850%, 07/30/2026	100	88
1.800%, 06/05/2020	150	147
Whirlpool
3.700%, 05/01/2025	200	197
WPP Finance
3.750%, 09/19/2024	100	97
Wyndham Hotels & Resorts
5.375%, 04/15/2026 (A)	85	86
Wyndham Worldwide
4.250%, 03/01/2022	100	98
Wynn Las Vegas
5.500%, 03/01/2025 (A)	300	298
5.250%, 05/15/2027 (A)	155	150
4.250%, 05/30/2023 (A)	50	48
Wynn Macau
5.500%, 10/01/2027 (A)	300	295

		55,395

Consumer Staples — 1.8%
Alliance One International
9.875%, 07/15/2021	150	142
Altria Group
9.250%, 08/06/2019	100	108
5.375%, 01/31/2044	200	219
4.000%, 01/31/2024	100	101
2.850%, 08/09/2022	100	97
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	500	519
4.700%, 02/01/2036	700	721
4.625%, 02/01/2044	100	100
3.700%, 02/01/2024	300	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.650%, 02/01/2026	$400	$391
3.300%, 02/01/2023	300	298
2.650%, 02/01/2021	300	296
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	146
4.750%, 04/15/2058	100	99
4.600%, 04/15/2048	50	49
4.439%, 10/06/2048	200	193
4.375%, 04/15/2038	35	35
4.000%, 04/13/2028	110	109
3.750%, 01/15/2022	250	254
3.750%, 07/15/2042	100	89
3.500%, 01/12/2024	55	55
Archer-Daniels-Midland
4.479%, 03/01/2021	50	52
4.016%, 04/16/2043	100	96
3.750%, 09/15/2047	200	186
2.500%, 08/11/2026	100	91
Avon International Operations
7.875%, 08/15/2022 (A)	70	71
B&G Foods
5.250%, 04/01/2025	173	158
4.625%, 06/01/2021	100	99
Brown-Forman
4.500%, 07/15/2045	35	37
Bunge Finance
3.750%, 09/25/2027	30	29
3.500%, 11/24/2020	50	50
3.000%, 09/25/2022	230	221
Campbell Soup
4.800%, 03/15/2048	40	39
4.150%, 03/15/2028	100	97
3.650%, 03/15/2023	100	99
3.300%, 03/15/2021	65	65
Chobani
7.500%, 04/15/2025 (A)	100	101
Clorox
3.100%, 10/01/2027	100	95
Coca-Cola
2.875%, 10/27/2025	200	191
2.450%, 11/01/2020	200	199
2.250%, 09/01/2026	50	45
1.550%, 09/01/2021	50	48
Coca-Cola European Partners
3.500%, 09/15/2020	100	101
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	49
3.250%, 03/15/2024	50	50
2.300%, 05/03/2022	100	97
Conagra Brands
3.200%, 01/25/2023	118	116

6	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Constellation Brands
4.500%, 05/09/2047	$20	$20
4.250%, 05/01/2023	90	92
4.100%, 02/15/2048	50	45
3.875%, 11/15/2019	20	20
3.750%, 05/01/2021	25	25
3.600%, 02/15/2028	50	48
3.500%, 05/09/2027	15	14
3.200%, 02/15/2023	50	49
2.700%, 05/09/2022	15	14
2.650%, 11/07/2022	100	96
Costco Wholesale
3.000%, 05/18/2027	100	95
2.300%, 05/18/2022	100	97
1.700%, 12/15/2019	100	98
Cott Holdings
5.500%, 04/01/2025 (A)	95	94
Coty
6.500%, 04/15/2026 (A)	125	122
CVS Health
5.300%, 12/05/2043	50	53
5.125%, 07/20/2045	255	265
5.050%, 03/25/2048	95	96
4.875%, 07/20/2035	100	102
4.780%, 03/25/2038	365	361
4.300%, 03/25/2028	110	109
4.100%, 03/25/2025	150	149
4.000%, 12/05/2023	100	101
3.875%, 07/20/2025	200	197
3.700%, 03/09/2023	85	85
3.350%, 03/09/2021	95	95
3.125%, 03/09/2020	105	105
2.875%, 06/01/2026	100	91
2.800%, 07/20/2020	200	199
2.750%, 12/01/2022	100	96
2.125%, 06/01/2021	50	48
Dean Foods
6.500%, 03/15/2023 (A)	147	141
Diageo Capital
2.625%, 04/29/2023	100	96
Diageo Investment
4.250%, 05/11/2042	100	103
2.875%, 05/11/2022	150	148
Dr Pepper Snapple Group
4.500%, 11/15/2045 (A)	130	121
2.550%, 09/15/2026	100	88
Energizer Holdings
5.500%, 06/15/2025 (A)	113	112
Estee Lauder
4.375%, 06/15/2045	50	53
4.150%, 03/15/2047	50	51
3.150%, 03/15/2027	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fresh Market
9.750%, 05/01/2023 (A)	$100	$55
General Mills
4.700%, 04/17/2048	20	19
4.550%, 04/17/2038	215	208
4.200%, 04/17/2028	25	25
3.700%, 10/17/2023	40	40
3.200%, 04/16/2021	10	10
3.150%, 12/15/2021	200	198
2.600%, 10/12/2022	200	192
Hershey
3.200%, 08/21/2025	100	97
HRG Group
7.750%, 01/15/2022	200	206
Ingles Markets
5.750%, 06/15/2023	100	100
Ingredion
3.200%, 10/01/2026	100	94
JBS USA LUX
6.750%, 02/15/2028 (A)	195	187
5.875%, 07/15/2024 (A)	250	243
5.750%, 06/15/2025 (A)	100	94
JM Smucker
4.375%, 03/15/2045	100	96
4.250%, 03/15/2035	20	19
3.500%, 03/15/2025	100	97
2.200%, 12/06/2019	200	198
Kellogg
4.000%, 12/15/2020	200	204
3.400%, 11/15/2027	100	95
Kimberly-Clark
6.625%, 08/01/2037	100	135
3.050%, 08/15/2025	50	48
2.750%, 02/15/2026	50	47
Kraft Foods Group
5.000%, 06/04/2042	100	98
3.500%, 06/06/2022	100	100
Kraft Heinz Foods
6.875%, 01/26/2039	100	120
6.500%, 02/09/2040	100	116
5.200%, 07/15/2045	100	99
4.375%, 06/01/2046	60	54
3.950%, 07/15/2025	100	99
3.000%, 06/01/2026	55	50
2.800%, 07/02/2020	200	199
Kroger
4.000%, 02/01/2024	200	201
3.875%, 10/15/2046	100	85
3.700%, 08/01/2027	35	33
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	215	205

Adviser Managed Trust / Quarterly Report / April 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	$125	$124
4.625%, 11/01/2024 (A)	145	144
McCormick
3.400%, 08/15/2027	200	189
Mead Johnson Nutrition
4.125%, 11/15/2025	30	31
3.000%, 11/15/2020	230	229
Molson Coors Brewing
5.000%, 05/01/2042	93	96
4.200%, 07/15/2046	40	36
3.000%, 07/15/2026	200	183
1.450%, 07/15/2019	25	25
Mondelez International
4.000%, 02/01/2024	200	203
NVA Holdings
6.875%, 04/01/2026 (A)	110	111
PepsiCo
5.500%, 01/15/2040	100	121
4.600%, 07/17/2045	145	156
4.500%, 01/15/2020	200	206
4.250%, 10/22/2044	100	103
4.000%, 05/02/2047	135	133
3.600%, 03/01/2024	200	203
3.500%, 07/17/2025	100	100
3.000%, 10/15/2027	250	237
2.750%, 03/05/2022	150	148
2.250%, 05/02/2022	50	48
2.000%, 04/15/2021	250	243
1.550%, 05/02/2019	50	50
1.350%, 10/04/2019	100	98
Philip Morris International
6.375%, 05/16/2038	200	252
4.500%, 03/26/2020	100	103
4.250%, 11/10/2044	50	49
4.125%, 03/04/2043	50	47
3.125%, 08/17/2027	100	94
3.125%, 03/02/2028	50	47
2.750%, 02/25/2026	50	47
2.625%, 02/18/2022	25	24
2.500%, 11/02/2022	50	48
2.375%, 08/17/2022	100	96
2.125%, 05/10/2023	25	23
2.000%, 02/21/2020	35	35
1.875%, 11/01/2019	50	49
1.875%, 02/25/2021	50	48
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	202	193
5.750%, 03/15/2025 (A)	148	145
Post Holdings
5.750%, 03/01/2027 (A)	205	201
5.625%, 01/15/2028 (A)	208	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 03/01/2025 (A)	$295	$290
5.000%, 08/15/2026 (A)	273	256
Procter & Gamble
5.550%, 03/05/2037	100	124
3.100%, 08/15/2023	100	100
2.850%, 08/11/2027	100	95
2.450%, 11/03/2026	50	46
2.150%, 08/11/2022	100	96
1.700%, 11/03/2021	100	96
Reynolds American
6.875%, 05/01/2020	100	107
5.850%, 08/15/2045	100	113
5.700%, 08/15/2035	100	110
4.450%, 06/12/2025	100	101
3.250%, 06/12/2020	254	254
Rite Aid
6.750%, 06/15/2021	200	204
6.125%, 04/01/2023 (A)	265	268
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	250	238
Spectrum Brands
5.750%, 07/15/2025	249	249
Stena
7.000%, 02/01/2024 (A)	100	94
Sysco
4.850%, 10/01/2045	15	16
4.450%, 03/15/2048	50	48
3.750%, 10/01/2025	25	25
3.550%, 03/15/2025	50	49
3.300%, 07/15/2026	100	96
2.600%, 10/01/2020	150	148
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	119
Tyson Foods
4.500%, 06/15/2022	100	103
3.950%, 08/15/2024	150	150
2.250%, 08/23/2021	35	34
Unilever Capital
5.900%, 11/15/2032	100	123
4.250%, 02/10/2021	100	103
3.500%, 03/22/2028	100	99
3.125%, 03/22/2023	100	99
1.375%, 07/28/2021	100	95
US Foods
5.875%, 06/15/2024 (A)	115	117
Vector Group
6.125%, 02/01/2025 (A)	180	179
Walgreens Boots Alliance
4.800%, 11/18/2044	100	97
4.650%, 06/01/2046	200	190
3.800%, 11/18/2024	100	99
3.450%, 06/01/2026	30	28

8	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 11/18/2021	$100	$100
Walmart
3.625%, 12/15/2047	125	117
3.300%, 04/22/2024	200	200
2.650%, 12/15/2024	250	239
2.550%, 04/11/2023	150	146
2.350%, 12/15/2022	250	242
1.900%, 12/15/2020	250	245
1.750%, 10/09/2019	230	228

		26,304

Energy — 3.3%
Aker BP
5.875%, 03/31/2025 (A)	150	156
Alta Mesa Holdings
7.875%, 12/15/2024	80	83
Anadarko Petroleum
6.600%, 03/15/2046	150	184
6.450%, 09/15/2036	125	148
4.850%, 03/15/2021	250	259
Andeavor
5.375%, 10/01/2022	200	206
5.125%, 12/15/2026	50	53
4.500%, 04/01/2048	25	23
3.800%, 04/01/2028	230	221
Andeavor Logistics
5.200%, 12/01/2047	30	30
4.250%, 12/01/2027	15	14
3.500%, 12/01/2022	15	15
Antero Midstream Partners
5.375%, 09/15/2024	50	50
Antero Resources
5.625%, 06/01/2023	44	45
5.375%, 11/01/2021	200	202
5.125%, 12/01/2022	200	201
5.000%, 03/01/2025	150	150
Apache
5.100%, 09/01/2040	200	202
4.750%, 04/15/2043	100	100
3.250%, 04/15/2022	100	99
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	225	242
Baker Hughes
5.125%, 09/15/2040	100	107
4.080%, 12/15/2047	250	229
3.337%, 12/15/2027	150	141
2.773%, 12/15/2022	250	243
Blue Racer Midstream
6.125%, 11/15/2022 (A)	128	131
Boardwalk Pipelines
5.950%, 06/01/2026	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets
3.994%, 09/26/2023	$38	$39
3.723%, 11/28/2028	30	30
3.588%, 04/14/2027	100	99
3.535%, 11/04/2024	100	100
3.506%, 03/17/2025	200	198
3.245%, 05/06/2022	100	100
3.224%, 04/14/2024	100	98
3.216%, 11/28/2023	50	49
3.119%, 05/04/2026	100	96
2.520%, 09/19/2022	100	97
2.315%, 02/13/2020	200	198
2.237%, 05/10/2019	200	199
2.112%, 09/16/2021	150	145
1.768%, 09/19/2019	200	197
1.676%, 05/03/2019	47	46
California Resources
8.000%, 12/15/2022 (A)	398	342
Callon Petroleum
6.125%, 10/01/2024	100	102
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	99
Canadian Natural Resources
6.250%, 03/15/2038	150	180
3.900%, 02/01/2025	100	99
3.850%, 06/01/2027	50	48
2.950%, 01/15/2023	50	48
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	26
Carrizo Oil & Gas
6.250%, 04/15/2023	115	118
Cenovus Energy
5.700%, 10/15/2019	65	67
5.400%, 06/15/2047	50	50
5.250%, 06/15/2037	35	35
4.450%, 09/15/2042	105	92
4.250%, 04/15/2027	100	96
3.000%, 08/15/2022	50	48
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	150	164
5.875%, 03/31/2025	350	361
5.125%, 06/30/2027	220	214
Cheniere Energy Partners
5.250%, 10/01/2025 (A)	218	213
Chesapeake Energy
8.000%, 12/15/2022 (A)	245	260
8.000%, 01/15/2025 (A)	267	259
8.000%, 06/15/2027 (A)	198	190
Chevron
3.326%, 11/17/2025	50	49
3.191%, 06/24/2023	100	99
2.954%, 05/16/2026	100	96

Adviser Managed Trust / Quarterly Report / April 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.895%, 03/03/2024	$50	$49
2.566%, 05/16/2023	100	96
2.498%, 03/03/2022	50	49
2.419%, 11/17/2020	50	50
2.355%, 12/05/2022	100	97
2.193%, 11/15/2019	125	124
2.100%, 05/16/2021	100	97
1.991%, 03/03/2020	31	31
1.561%, 05/16/2019	100	99
Cimarex Energy
3.900%, 05/15/2027	55	53
CNOOC Nexen Finance
4.250%, 04/30/2024	400	402
CNX Resources
8.000%, 04/01/2023	50	52
5.875%, 04/15/2022	350	352
Columbia Pipeline Group
3.300%, 06/01/2020	150	150
Comstock Resources
10.000% cash/0% PIK, 03/15/2020	100	104
ConocoPhillips
6.500%, 02/01/2039	225	294
4.950%, 03/15/2026	50	54
4.150%, 11/15/2034	100	101
3.350%, 11/15/2024	250	245
3.350%, 05/15/2025	95	93
2.400%, 12/15/2022	150	144
Continental Resources
4.500%, 04/15/2023	90	91
4.375%, 01/15/2028 (A)	232	228
3.800%, 06/01/2024	150	146
Covey Park Energy
7.500%, 05/15/2025 (A)	131	132
Crestwood Midstream Partners
6.250%, 04/01/2023	90	92
5.750%, 04/01/2025	105	104
CrownRock
5.625%, 10/15/2025 (A)	194	192
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	100	95
Denbury Resources
9.000%, 05/15/2021 (A)	74	77
Devon Energy
5.600%, 07/15/2041	100	110
5.000%, 06/15/2045	150	156
3.250%, 05/15/2022	100	99
Diamond Offshore Drilling
7.875%, 08/15/2025	83	85
Diamondback Energy
5.375%, 05/31/2025 (A)	80	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eclipse Resources
8.875%, 07/15/2023	$100	$94
Ecopetrol
5.875%, 09/18/2023	100	106
5.875%, 05/28/2045	200	193
4.125%, 01/16/2025	225	217
Enable Midstream Partners
2.400%, 05/15/2019	100	99
Enbridge
5.500%, 12/01/2046	50	55
4.250%, 12/01/2026	100	99
3.700%, 07/15/2027	50	47
2.900%, 07/15/2022	50	48
Enbridge Energy Partners
7.375%, 10/15/2045	150	193
5.500%, 09/15/2040	100	106
Encana
6.500%, 02/01/2038	200	242
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	107	108
5.500%, 01/30/2026 (A)	107	107
Energy Transfer Equity
5.875%, 01/15/2024	150	153
5.500%, 06/01/2027	195	195
4.250%, 03/15/2023	198	191
Energy Transfer Partners
6.125%, 12/15/2045	100	102
5.950%, 10/01/2043	100	99
5.200%, 02/01/2022	100	104
5.150%, 03/15/2045	100	91
4.900%, 03/15/2035	250	236
4.750%, 01/15/2026	150	150
4.200%, 04/15/2027	50	48
3.600%, 02/01/2023	185	180
EnLink Midstream Partners
4.850%, 07/15/2026	45	45
4.400%, 04/01/2024	150	149
Ensco
7.750%, 02/01/2026	260	245
5.200%, 03/15/2025	50	41
4.500%, 10/01/2024	120	98
Enterprise Products Operating
5.200%, 09/01/2020	100	104
5.100%, 02/15/2045	225	239
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	200	195
4.850%, 08/15/2042	100	104
4.850%, 03/15/2044	250	258
3.950%, 02/15/2027	20	20
3.700%, 02/15/2026	100	98
3.350%, 03/15/2023	200	197
2.850%, 04/15/2021	30	30

10	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.550%, 10/15/2019	$100	$99
EOG Resources
3.150%, 04/01/2025	200	192
2.625%, 03/15/2023	100	96
EP Energy
9.375%, 05/01/2024 (A)	250	191
8.000%, 11/29/2024 (A)	30	31
8.000%, 02/15/2025 (A)	200	141
EQT
3.900%, 10/01/2027	250	238
3.000%, 10/01/2022	235	227
EQT Midstream Partners
4.125%, 12/01/2026	35	33
Extraction Oil & Gas
5.625%, 02/01/2026 (A)	105	102
Exxon Mobil
4.114%, 03/01/2046	200	205
3.567%, 03/06/2045	50	47
3.043%, 03/01/2026	100	97
2.726%, 03/01/2023	200	196
2.709%, 03/06/2025	100	96
2.222%, 03/01/2021	40	39
1.912%, 03/06/2020	100	98
Genesis Energy
6.750%, 08/01/2022	100	102
6.500%, 10/01/2025	170	167
Gulfport Energy
6.375%, 05/15/2025	100	96
6.000%, 10/15/2024	135	128
Halliburton
7.450%, 09/15/2039	100	136
5.000%, 11/15/2045	100	106
4.850%, 11/15/2035	100	106
3.800%, 11/15/2025	100	99
3.500%, 08/01/2023	100	100
Hess
7.125%, 03/15/2033	100	118
5.600%, 02/15/2041	50	50
4.300%, 04/01/2027	150	146
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	115	116
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	165
Holly Energy Partners
6.000%, 08/01/2024 (A)	116	116
Husky Energy
4.000%, 04/15/2024	200	201
Indigo Natural Resources
6.875%, 02/15/2026 (A)	145	139
Jagged Peak Energy
5.875%, 05/01/2026 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jonah Energy
7.250%, 10/15/2025 (A)	$91	$73
Jupiter Resources
8.500%, 10/01/2022 (A)	165	72
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	200	210
Kinder Morgan
5.550%, 06/01/2045	100	103
5.300%, 12/01/2034	250	253
5.050%, 02/15/2046	90	86
4.300%, 06/01/2025	100	100
4.300%, 03/01/2028	100	98
3.150%, 01/15/2023	200	193
3.050%, 12/01/2019	325	324
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	251
4.300%, 05/01/2024	200	200
4.250%, 09/01/2024	100	100
Magellan Midstream Partners
4.200%, 10/03/2047	200	187
Marathon Oil
5.200%, 06/01/2045	50	52
4.400%, 07/15/2027	100	101
2.800%, 11/01/2022	100	96
Marathon Petroleum
6.500%, 03/01/2041	150	180
5.125%, 03/01/2021	50	52
Matador Resources
6.875%, 04/15/2023	100	105
McDermott Escrow 1
10.625%, 05/01/2024 (A)	235	237
McDermott International
8.000%, 05/01/2021 (A)	100	102
MEG Energy
7.000%, 03/31/2024 (A)	100	90
6.500%, 01/15/2025 (A)	155	155
6.375%, 01/30/2023 (A)	100	90
Moss Creek Resources Holdings
7.500%, 01/15/2026 (A)	150	151
MPLX
5.200%, 03/01/2047	50	51
4.900%, 04/15/2058	25	23
4.875%, 06/01/2025	100	103
4.700%, 04/15/2048	45	43
4.500%, 07/15/2023	150	154
4.500%, 04/15/2038	230	222
4.125%, 03/01/2027	50	49
4.000%, 03/15/2028	170	164
3.375%, 03/15/2023	25	25
Murphy Oil
6.875%, 08/15/2024	85	90
5.750%, 08/15/2025	102	102

Adviser Managed Trust / Quarterly Report / April 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Murray Energy
11.250%, 04/15/2021 (A)	$150	$65
Nabors Industries
5.750%, 02/01/2025 (A)	215	204
5.500%, 01/15/2023	100	98
National Oilwell Varco
3.950%, 12/01/2042	100	87
2.600%, 12/01/2022	100	96
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	81
Newfield Exploration
5.375%, 01/01/2026	177	183
Nexen Energy
6.400%, 05/15/2037	200	243
NGL Energy Partners
7.500%, 11/01/2023	120	120
NGPL PipeCo
4.875%, 08/15/2027 (A)	185	180
4.375%, 08/15/2022 (A)	40	40
Noble Energy
5.250%, 11/15/2043	100	105
5.050%, 11/15/2044	150	155
4.150%, 12/15/2021	50	51
3.900%, 11/15/2024	100	100
3.850%, 01/15/2028	200	193
Noble Holding International
7.875%, 02/01/2026 (A)	195	196
7.750%, 01/15/2024	71	67
NuStar Logistics
5.625%, 04/28/2027	90	85
Oasis Petroleum
6.875%, 03/15/2022	150	155
Occidental Petroleum
4.400%, 04/15/2046	50	52
4.200%, 03/15/2048	100	99
4.100%, 02/01/2021	200	205
3.000%, 02/15/2027	100	95
2.700%, 02/15/2023	100	97
Oceaneering International
4.650%, 11/15/2024	100	96
ONEOK
6.000%, 06/15/2035	100	111
4.000%, 07/13/2027	55	54
ONEOK Partners
6.200%, 09/15/2043	50	57
Parkland Fuel
6.000%, 04/01/2026 (A)	95	95
Parsley Energy
5.625%, 10/15/2027 (A)	175	177
5.375%, 01/15/2025 (A)	100	100
PBF Holding
7.250%, 06/15/2025	150	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PDC Energy
5.750%, 05/15/2026 (A)	$100	$101
Peabody Energy
6.375%, 03/31/2025 (A)	155	162
6.000%, 03/31/2022 (A)	50	51
Petroleos Mexicanos
6.625%, 06/15/2035	300	298
6.500%, 03/13/2027	425	440
6.500%, 06/02/2041	260	249
6.375%, 02/04/2021	300	316
6.350%, 02/12/2048 (A)	30	27
5.625%, 01/23/2046	300	253
5.350%, 02/12/2028 (A)	255	243
4.500%, 01/23/2026	150	141
3.500%, 07/23/2020	250	249
3.500%, 01/30/2023	250	237
2.378%, 04/15/2025	67	65
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	107
6.750%, 09/21/2047	50	48
4.625%, 09/21/2023	120	119
Phillips 66
5.875%, 05/01/2042	100	118
4.875%, 11/15/2044	100	105
4.650%, 11/15/2034	150	155
4.300%, 04/01/2022	150	155
Phillips 66 Partners
4.900%, 10/01/2046	25	24
3.550%, 10/01/2026	25	24
2.646%, 02/15/2020	150	148
Pioneer Natural Resources
3.950%, 07/15/2022	200	203
Plains All American Pipeline
4.700%, 06/15/2044	100	89
4.650%, 10/15/2025	100	100
4.500%, 12/15/2026	100	99
3.600%, 11/01/2024	100	95
2.600%, 12/15/2019	100	99
Puget Energy
5.625%, 07/15/2022	100	107
3.650%, 05/15/2025	50	49
Puget Sound Energy
4.300%, 05/20/2045	50	52
Puma International Financing
5.125%, 10/06/2024 (A)	200	196
QEP Resources
5.625%, 03/01/2026	121	116
Range Resources
5.000%, 08/15/2022	100	98
5.000%, 03/15/2023	150	144
4.875%, 05/15/2025	138	128

12	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rowan
7.375%, 06/15/2025	$100	$97
RSP Permian
6.625%, 10/01/2022	150	156
Sabine Pass Liquefaction
5.750%, 05/15/2024	175	188
5.625%, 02/01/2021	225	236
5.625%, 03/01/2025	175	187
4.200%, 03/15/2028	100	97
Sable Permian Resources Land
13.000%, 11/30/2020 (A)	75	86
7.375%, 11/01/2021 (A)	100	73
7.125%, 11/01/2020 (A)	100	74
Sanchez Energy
7.750%, 06/15/2021	100	93
7.250%, 02/15/2023 (A)	145	147
6.125%, 01/15/2023	200	144
Schlumberger Investment
3.650%, 12/01/2023	100	101
SESI
7.750%, 09/15/2024 (A)	70	72
Seven Generations Energy
5.375%, 09/30/2025 (A)	96	93
Shell International Finance BV
6.375%, 12/15/2038	200	263
4.375%, 03/25/2020	100	103
4.375%, 05/11/2045	100	104
4.300%, 09/22/2019	150	154
4.125%, 05/11/2035	200	204
4.000%, 05/10/2046	50	49
3.750%, 09/12/2046	50	47
2.875%, 05/10/2026	50	48
2.500%, 09/12/2026	50	46
2.250%, 11/10/2020	150	148
2.250%, 01/06/2023	100	96
2.125%, 05/11/2020	200	197
1.875%, 05/10/2021	50	48
1.750%, 09/12/2021	50	48
1.375%, 05/10/2019	50	49
1.375%, 09/12/2019	50	49
SM Energy
6.750%, 09/15/2026	100	102
6.125%, 11/15/2022	30	30
5.625%, 06/01/2025	113	109
5.000%, 01/15/2024	100	95
Southwestern Energy
7.750%, 10/01/2027	80	82
7.500%, 04/01/2026	170	175
6.450%, 01/23/2025	100	98
Spectra Energy Partners
4.750%, 03/15/2024	100	103
3.500%, 03/15/2025	100	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SRC Energy
6.250%, 12/01/2025 (A)	$71	$72
Statoil
4.800%, 11/08/2043	100	112
3.700%, 03/01/2024	200	202
2.250%, 11/08/2019	250	248
Summit Midstream Holdings
5.750%, 04/15/2025	90	86
Suncor Energy
6.850%, 06/01/2039	150	200
6.500%, 06/15/2038	200	255
Sunoco
5.500%, 02/15/2026 (A)	175	169
4.875%, 01/15/2023 (A)	245	241
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	200	189
5.350%, 05/15/2045	125	115
4.000%, 10/01/2027	200	187
3.900%, 07/15/2026	100	94
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	95	96
5.500%, 01/15/2028 (A)	188	188
Targa Resources Partners
6.750%, 03/15/2024	100	104
5.875%, 04/15/2026 (A)	200	199
5.375%, 02/01/2027	25	24
5.250%, 05/01/2023	100	100
5.125%, 02/01/2025	50	48
5.000%, 01/15/2028 (A)	100	92
4.250%, 11/15/2023	150	142
4.125%, 11/15/2019	115	116
TC PipeLines
3.900%, 05/25/2027	20	19
Total Capital International
3.750%, 04/10/2024	150	152
2.875%, 02/17/2022	100	99
2.700%, 01/25/2023	100	97
2.100%, 06/19/2019	250	248
TransCanada PipeLines
6.200%, 10/15/2037	250	303
4.875%, 01/15/2026	100	106
2.500%, 08/01/2022	100	96
2.125%, 11/15/2019	100	99
Transocean
9.000%, 07/15/2023 (A)	225	243
7.500%, 01/15/2026 (A)	157	158
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	106	114
Ultra Resources
7.125%, 04/15/2025 (A)	50	34
6.875%, 04/15/2022 (A)	150	110

Adviser Managed Trust / Quarterly Report / April 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
USA Compression Partners
6.875%, 04/01/2026 (A)	$140	$143
Valero Energy
6.625%, 06/15/2037	100	125
3.650%, 03/15/2025	200	197
Valero Energy Partners
4.375%, 12/15/2026	20	20
Vine Oil & Gas
8.750%, 04/15/2023 (A)	100	94
Weatherford International
9.875%, 02/15/2024	80	77
9.875%, 03/01/2025 (A)	205	196
8.250%, 06/15/2023	39	36
7.750%, 06/15/2021	219	216
Western Gas Partners
5.450%, 04/01/2044	150	149
4.650%, 07/01/2026	150	150
3.950%, 06/01/2025	100	96
Whiting Petroleum
6.625%, 01/15/2026 (A)	183	187
5.750%, 03/15/2021	200	205
Williams
4.550%, 06/24/2024	300	299
Williams Partners
6.300%, 04/15/2040	100	113
4.900%, 01/15/2045	150	145
4.300%, 03/04/2024	260	261
3.900%, 01/15/2025	100	98
3.750%, 06/15/2027	200	188
3.600%, 03/15/2022	150	148
WPX Energy
5.250%, 09/15/2024	183	184
		49,381

Financials — 7.8%
Acrisure
7.000%, 11/15/2025 (A)	125	118
Aflac
3.625%, 11/15/2024	100	100
2.400%, 03/16/2020	100	99
African Development Bank
2.625%, 03/22/2021	50	50
1.875%, 03/16/2020	250	246
1.250%, 07/26/2021	100	95
1.125%, 09/20/2019	100	98
African Development Bank MTN
2.125%, 11/16/2022	100	96
Algeco Global Finance
8.000%, 02/15/2023 (A)	145	148
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	150	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allstate
5.950%, 04/01/2036	$100	$121
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	103
Ally Financial
5.750%, 11/20/2025	100	103
4.625%, 03/30/2025	300	297
4.125%, 02/13/2022	200	199
3.750%, 11/18/2019	275	276
American Equity Investment Life Holding
5.000%, 06/15/2027	55	55
American Express
4.050%, 12/03/2042	100	98
3.400%, 02/27/2023	200	198
3.000%, 10/30/2024	250	238
2.650%, 12/02/2022	100	96
2.500%, 08/01/2022	100	96
2.200%, 10/30/2020	190	186
American Express Credit MTN
3.300%, 05/03/2027	130	124
2.375%, 05/26/2020	50	49
2.250%, 08/15/2019	100	100
2.250%, 05/05/2021	350	341
1.875%, 05/03/2019	115	114
American Financial Group
4.500%, 06/15/2047	50	49
3.500%, 08/15/2026	85	80
American International Group
4.750%, 04/01/2048	100	100
4.500%, 07/16/2044	250	240
4.200%, 04/01/2028	50	50
4.125%, 02/15/2024	100	101
3.875%, 01/15/2035	100	92
3.300%, 03/01/2021	150	149
2.300%, 07/16/2019	200	198
Ameriprise Financial
3.700%, 10/15/2024	100	100
Andina de Fomento
4.375%, 06/15/2022	100	104
2.200%, 07/18/2020	200	196
Aon
8.205%, 01/01/2027	100	125
4.600%, 06/14/2044	100	100
3.500%, 06/14/2024	200	196
Arch Capital Group
5.144%, 11/01/2043	150	163
Ardonagh Midco 3
8.625%, 07/15/2023 (A)	200	206
Ares Capital
3.625%, 01/19/2022	100	98
3.500%, 02/10/2023	100	95

14	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Asian Development Bank MTN
2.750%, 01/19/2028	$200	$194
2.625%, 01/12/2027	200	193
2.250%, 01/20/2021	300	296
2.000%, 02/16/2022	200	194
2.000%, 01/22/2025	150	141
2.000%, 04/24/2026	100	92
1.875%, 08/10/2022	100	96
1.750%, 01/10/2020	200	197
1.750%, 09/13/2022	200	190
1.750%, 08/14/2026	100	90
1.625%, 05/05/2020	300	294
1.625%, 08/26/2020	100	98
1.625%, 03/16/2021	150	145
1.500%, 01/22/2020	350	344
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	108
Assurant
4.900%, 03/27/2028	100	101
AssuredPartners
7.000%, 08/15/2025 (A)	64	63
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	250	243
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	250	250
AXIS Specialty Finance
4.000%, 12/06/2027	50	47
Banco Santander
5.179%, 11/19/2025	200	206
3.800%, 02/23/2028	200	190
3.125%, 02/23/2023	200	192
Bank of America
7.750%, 05/14/2038	275	374
6.110%, 01/29/2037	150	175
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (A)	271	254
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	100	96
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (A)	217	211
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	100	98
Bank of America MTN
5.000%, 01/21/2044	150	162
4.750%, 04/21/2045	40	41
4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/2048	200	200
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	100	98
4.183%, 11/25/2027	150	146
4.100%, 07/24/2023	415	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 04/01/2024	$285	$289
4.000%, 01/22/2025	250	247
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	147
3.875%, 08/01/2025	100	99
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	200	195
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	200	192
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	150	149
3.500%, 04/19/2026	300	290
3.248%, 10/21/2027	200	186
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	200	191
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	100	97
2.625%, 10/19/2020	100	99
2.625%, 04/19/2021	100	98
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	200	196
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	200	196
2.250%, 04/21/2020	150	148
2.151%, 11/09/2020	250	244
Bank of Montreal MTN
2.350%, 09/11/2022	300	286
2.100%, 12/12/2019	65	64
1.900%, 08/27/2021	100	96
1.750%, 09/11/2019	100	99
Bank of New York Mellon
3.550%, 09/23/2021	100	101
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	100	97
3.300%, 08/23/2029	200	185
3.000%, 02/24/2025	150	144
3.000%, 10/30/2028	85	77
2.800%, 05/04/2026	50	47
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	200	194
2.600%, 08/17/2020	200	198
2.600%, 02/07/2022	100	98
2.450%, 11/27/2020	50	49
2.300%, 09/11/2019	200	199
2.050%, 05/03/2021	50	48
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	300	283
2.800%, 07/21/2021	50	50
2.450%, 03/22/2021	250	245
2.450%, 09/19/2022	200	192

Adviser Managed Trust / Quarterly Report / April 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.150%, 07/14/2020	$200	$196
1.875%, 04/26/2021	300	289
1.650%, 06/14/2019	150	148
Barclays
5.250%, 08/17/2045	200	206
5.200%, 05/12/2026	410	410
4.836%, 05/09/2028	350	340
4.375%, 09/11/2024	325	317
4.375%, 01/12/2026	200	198
4.337%, 01/10/2028	200	195
3.650%, 03/16/2025	250	239
3.250%, 01/12/2021	300	297
Barclays Bank
2.650%, 01/11/2021	200	197
BB&T MTN
2.850%, 10/26/2024	200	190
2.625%, 06/29/2020	100	99
2.450%, 01/15/2020	150	149
2.150%, 02/01/2021	200	195
Berkshire Hathaway
4.500%, 02/11/2043	50	53
3.125%, 03/15/2026	35	34
3.000%, 02/11/2023	150	149
2.750%, 03/15/2023	200	195
2.200%, 03/15/2021	35	34
2.100%, 08/14/2019	200	199
Berkshire Hathaway Finance
4.250%, 01/15/2021	100	103
BlackRock
3.500%, 03/18/2024	200	199
BNP Paribas
2.375%, 05/21/2020	200	198
BNP Paribas MTN
5.000%, 01/15/2021	150	157
Branch Banking & Trust
3.625%, 09/16/2025	250	246
2.625%, 01/15/2022	250	244
Brighthouse Financial
4.700%, 06/22/2047 (A)	50	44
3.700%, 06/22/2027 (A)	50	45
Brookfield Finance
4.700%, 09/20/2047	200	192
4.000%, 04/01/2024	100	99
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	250	244
1.600%, 09/06/2019	100	98
Capital One
2.650%, 08/08/2022	250	239
2.350%, 01/31/2020	300	295
2.250%, 09/13/2021	250	240
Capital One Financial
4.250%, 04/30/2025	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/28/2026	$50	$47
3.750%, 03/09/2027	50	48
3.450%, 04/30/2021	100	100
3.200%, 02/05/2025	100	94
3.050%, 03/09/2022	200	196
2.500%, 05/12/2020	49	48
Cboe Global Markets
1.950%, 06/28/2019	30	30
Charles Schwab
3.450%, 02/13/2026	70	69
3.200%, 03/02/2027	100	96
Chubb INA Holdings
3.350%, 05/15/2024	200	198
3.150%, 03/15/2025	100	97
2.300%, 11/03/2020	200	196
CIT Group
5.250%, 03/07/2025	50	51
5.000%, 08/01/2023	125	127
4.125%, 03/09/2021	155	155
Citibank
2.850%, 02/12/2021	250	248
2.125%, 10/20/2020	200	195
2.100%, 06/12/2020	300	294
1.850%, 09/18/2019	250	247
Citigroup
6.675%, 09/13/2043	90	113
6.125%, 08/25/2036	200	231
4.750%, 05/18/2046	250	244
4.650%, 07/30/2045	100	103
4.600%, 03/09/2026	35	35
4.450%, 09/29/2027	500	497
3.875%, 03/26/2025	300	292
3.700%, 01/12/2026	300	291
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	50	48
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	200	189
3.400%, 05/01/2026	150	142
3.300%, 04/27/2025	300	288
3.200%, 10/21/2026	200	186
2.900%, 12/08/2021	300	294
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	250	242
2.700%, 03/30/2021	100	98
2.700%, 10/27/2022	200	193
2.650%, 10/26/2020	200	197
2.350%, 08/02/2021	50	48
Citizens Bank
2.250%, 03/02/2020	250	246
Citizens Financial Group
2.375%, 07/28/2021	30	29

16	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CME Group
3.000%, 03/15/2025	$100	$97
CNA Financial
4.500%, 03/01/2026	100	102
3.450%, 08/15/2027	50	47
CNO Financial Group
5.250%, 05/30/2025	90	91
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	250	247
Cooperatieve Rabobank
5.250%, 08/04/2045	250	272
4.625%, 12/01/2023	250	256
3.750%, 07/21/2026	250	237
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	250	254
2.500%, 01/19/2021	250	246
Credit Suisse MTN
3.625%, 09/09/2024	250	248
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	258
3.800%, 06/09/2023	250	249
3.750%, 03/26/2025	250	242
3.450%, 04/16/2021	250	249
Deutsche Bank
4.500%, 04/01/2025	200	194
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Year Curr+2.248%, 05/24/2028	300	286
3.700%, 05/30/2024	250	238
3.375%, 05/12/2021	100	99
2.850%, 05/10/2019	100	100
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032	200	184
3.950%, 02/27/2023	200	197
3.300%, 11/16/2022	200	193
3.150%, 01/22/2021	200	196
2.700%, 07/13/2020	100	98
Discover Bank
4.200%, 08/08/2023	250	253
Discover Financial Services
4.100%, 02/09/2027	40	39
3.850%, 11/21/2022	100	99
E*TRADE Financial
3.800%, 08/24/2027	200	192
2.950%, 08/24/2022	25	24
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	250	243
2.000%, 02/01/2021	200	196
1.750%, 06/14/2019	100	99
1.750%, 11/26/2019	200	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.625%, 05/05/2020	$300	$294
0.875%, 07/22/2019	250	245
European Investment Bank
2.875%, 09/15/2020	125	125
2.500%, 03/15/2023	180	176
2.375%, 06/15/2022	250	245
2.250%, 03/15/2022	400	391
2.125%, 10/15/2021	500	488
2.000%, 03/15/2021	150	147
2.000%, 12/15/2022	300	288
1.875%, 02/10/2025	400	371
1.750%, 06/17/2019	200	198
1.750%, 05/15/2020	600	589
1.625%, 03/16/2020	100	98
1.625%, 08/14/2020	300	293
1.625%, 12/15/2020	500	486
1.625%, 06/15/2021	150	145
1.375%, 06/15/2020	300	292
1.250%, 12/16/2019	250	245
European Investment Bank MTN
2.375%, 05/13/2021	400	395
1.375%, 09/15/2021	250	239
FBM Finance
8.250%, 08/15/2021 (A)	130	137
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	120	119
Fifth Third Bancorp
3.950%, 03/14/2028	50	50
2.875%, 07/27/2020	150	149
Fifth Third Bank
2.200%, 10/30/2020	200	196
1.625%, 09/27/2019	200	196
First Republic Bank
4.625%, 02/13/2047	250	253
Franklin Resources
2.850%, 03/30/2025	150	142
Freedom Mortgage
8.250%, 04/15/2025 (A)	150	150
Goldman Sachs Group
6.750%, 10/01/2037	625	758
6.250%, 02/01/2041	100	121
5.750%, 01/24/2022	130	140
4.750%, 10/21/2045	100	102
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	100	98
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	200	197
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	400	371
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	300	287
3.750%, 05/22/2025	250	244

Adviser Managed Trust / Quarterly Report / April 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 02/25/2026	$60	$58
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	100	95
3.500%, 01/23/2025	300	290
3.500%, 11/16/2026	300	284
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	138
3.200%, 02/23/2023	55	54
3.000%, 04/26/2022	85	83
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	150	145
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	200	195
2.875%, 02/25/2021	100	99
2.600%, 04/23/2020	300	297
2.600%, 12/27/2020	200	197
2.550%, 10/23/2019	200	199
2.350%, 11/15/2021	200	193
2.300%, 12/13/2019	210	208
Goldman Sachs Group MTN
6.000%, 06/15/2020	350	370
4.800%, 07/08/2044	100	103
3.850%, 07/08/2024	200	199
Hartford Financial Services Group
5.500%, 03/30/2020	150	156
4.300%, 04/15/2043	100	100
HSBC
2.375%, 11/13/2019	300	297
2.350%, 03/05/2020	350	346
HSBC Holdings
6.500%, 05/02/2036	200	244
6.500%, 09/15/2037	225	276
5.250%, 03/14/2044	200	214
4.375%, 11/23/2026	200	198
4.300%, 03/08/2026	400	406
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	197
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	200	194
2.950%, 05/25/2021	250	247
2.650%, 01/05/2022	200	194
HUB International
7.875%, 10/01/2021 (A)	250	261
7.000%, 05/01/2026 (A)	215	215
Hunt
6.250%, 02/15/2026 (A)	145	138
Huntington Bancshares
2.300%, 01/14/2022	250	240
Huntington National Bank
2.500%, 08/07/2022	250	240
2.375%, 03/10/2020	250	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrial & Commercial Bank of China
2.452%, 10/20/2021	$250	$241
Intelsat Connect Finance
12.500%, 04/01/2022 (A)	150	131
Inter-American Development Bank
3.200%, 08/07/2042	100	98
3.000%, 02/21/2024	300	299
2.375%, 07/07/2027	400	378
1.875%, 03/15/2021	100	98
1.000%, 05/13/2019	500	492
Inter-American Development Bank MTN
2.625%, 04/19/2021	250	249
2.125%, 01/18/2022	250	244
1.750%, 10/15/2019	700	692
1.750%, 09/14/2022	200	191
1.625%, 05/12/2020	100	98
Intercontinental Exchange
3.750%, 12/01/2025	55	55
3.100%, 09/15/2027	100	93
2.750%, 12/01/2020	55	55
2.350%, 09/15/2022	100	96
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	193
2.500%, 07/29/2025	150	145
2.125%, 11/01/2020	450	443
2.000%, 01/26/2022	200	194
1.875%, 04/21/2020	300	296
1.750%, 04/19/2023	350	331
1.625%, 02/10/2022	200	191
1.250%, 07/26/2019	350	345
International Bank for Reconstruction & Development MTN
1.875%, 10/27/2026	200	182
1.625%, 09/04/2020	600	586
1.625%, 03/09/2021	350	339
1.375%, 05/24/2021	250	240
1.125%, 11/27/2019	250	244
0.875%, 08/15/2019	500	490
International Finance
1.750%, 09/16/2019	100	99
International Finance MTN
2.000%, 10/24/2022	200	192
1.125%, 07/20/2021	100	95
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	201
5.017%, 06/26/2024 (A)	400	391
Invesco Finance
5.375%, 11/30/2043	150	172
Jefferies Group
6.875%, 04/15/2021	100	108
4.850%, 01/15/2027	135	135

18	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
6.400%, 05/15/2038	$100	$126
5.625%, 08/16/2043	190	216
4.950%, 06/01/2045	200	209
4.625%, 05/10/2021	150	156
4.350%, 08/15/2021	100	103
4.250%, 10/01/2027	295	291
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	93
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	200	196
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	100	92
3.900%, 07/15/2025	100	100
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	150	135
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	100	93
3.875%, 02/01/2024	200	201
3.625%, 05/13/2024	425	422
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	150	149
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	143
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	125	118
3.300%, 04/01/2026	150	143
3.250%, 09/23/2022	200	198
3.125%, 01/23/2025	200	191
2.950%, 10/01/2026	200	185
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	113	110
2.750%, 06/23/2020	100	99
2.700%, 05/18/2023	250	240
2.550%, 10/29/2020	485	478
2.550%, 03/01/2021	200	196
2.250%, 01/23/2020	350	346
2.200%, 10/22/2019	250	248
JPMorgan Chase Bank
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	250	248
1.650%, 09/23/2019	250	246
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	46
Kemper
4.350%, 02/15/2025	35	35
KeyBank
2.500%, 12/15/2019	250	248
2.300%, 09/14/2022	250	239
KeyCorp MTN
2.900%, 09/15/2020	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Korea Development Bank
2.500%, 03/11/2020	$200	$197
2.000%, 09/12/2026	200	174
Kreditanstalt fuer Wiederaufbau
3.202%, 04/18/2036 (B)	200	113
2.750%, 10/01/2020	200	200
2.625%, 04/12/2021	500	498
2.500%, 11/20/2024	300	290
2.250%, 11/05/2019	200	199
2.125%, 03/07/2022	500	486
2.125%, 01/17/2023	150	145
2.000%, 11/30/2021	50	49
2.000%, 09/29/2022	300	288
2.000%, 10/04/2022	250	240
2.000%, 05/02/2025	250	233
1.625%, 05/29/2020	400	392
1.625%, 03/15/2021	250	242
1.500%, 09/09/2019	300	296
1.500%, 06/15/2021	500	480
1.250%, 09/30/2019	250	245
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	200	196
1.500%, 04/20/2020	1,500	1,466
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	95
Landwirtschaftliche Rentenbank
2.500%, 11/15/2027	200	190
2.375%, 06/10/2025	150	143
2.250%, 10/01/2021	150	147
2.000%, 01/13/2025	100	94
Lazard Group
3.750%, 02/13/2025	50	48
Legg Mason
4.750%, 03/15/2026	50	52
Leucadia National
5.500%, 10/18/2023	100	104
Lincoln National
4.350%, 03/01/2048	10	10
4.000%, 09/01/2023	5	5
3.800%, 03/01/2028	320	311
3.625%, 12/12/2026	50	48
3.350%, 03/09/2025	150	145
Lions Gate Capital Holdings
5.875%, 11/01/2024 (A)	105	107
Lloyds Banking Group
4.650%, 03/24/2026	200	199
4.344%, 01/09/2048	200	182
3.750%, 01/11/2027	200	191
3.100%, 07/06/2021	300	298
Loews
2.625%, 05/15/2023	100	96

Adviser Managed Trust / Quarterly Report / April 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LPL Holdings
5.750%, 09/15/2025 (A)	$230	$223
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	246
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Year Curr+1.647%, 02/24/2032	100	96
Markel
5.000%, 04/05/2046	100	105
Marsh & McLennan
4.350%, 01/30/2047	20	20
4.200%, 03/01/2048	50	49
3.750%, 03/14/2026	100	99
2.750%, 01/30/2022	30	29
2.350%, 03/06/2020	100	98
MetLife
4.875%, 11/13/2043	100	106
4.600%, 05/13/2046	100	102
4.368%, 09/15/2023	285	295
4.050%, 03/01/2045	100	94
3.600%, 04/10/2024	200	200
3.600%, 11/13/2025	100	98
Mitsubishi UFJ Financial Group
3.961%, 03/02/2028	100	100
3.850%, 03/01/2026	200	199
3.677%, 02/22/2027	100	98
2.998%, 02/22/2022	100	99
2.950%, 03/01/2021	200	198
2.665%, 07/25/2022	200	193
Mizuho Financial Group
3.663%, 02/28/2027	200	195
3.170%, 09/11/2027	300	282
2.601%, 09/11/2022	200	191
Moody’s
3.250%, 01/15/2028	35	33
2.750%, 12/15/2021	100	98
2.625%, 01/15/2023	50	48
Morgan Stanley
5.750%, 01/25/2021	175	186
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	150	147
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	240	240
3.625%, 01/20/2027	150	145
2.800%, 06/16/2020	150	149
2.650%, 01/27/2020	200	199
Morgan Stanley MTN
6.375%, 07/24/2042	250	315
5.500%, 07/24/2020	275	289
4.875%, 11/01/2022	165	171
4.350%, 09/08/2026	340	338
4.300%, 01/27/2045	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 07/23/2025	$155	$155
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	700	655
3.875%, 01/27/2026	250	246
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	200	192
3.125%, 01/23/2023	200	195
3.125%, 07/27/2026	200	186
2.625%, 11/17/2021	300	292
2.500%, 04/21/2021	210	205
2.375%, 07/23/2019	300	299
MSCI
5.750%, 08/15/2025 (A)	62	65
5.250%, 11/15/2024 (A)	150	153
4.750%, 08/01/2026 (A)	130	129
National Australia Bank MTN
2.625%, 01/14/2021	300	296
2.500%, 05/22/2022	250	241
2.500%, 07/12/2026	250	226
2.125%, 05/22/2020	250	245
National Bank of Canada
2.150%, 06/12/2020	250	245
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	100	97
2.950%, 02/07/2024	30	29
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	200	195
2.900%, 03/15/2021	170	169
2.300%, 09/15/2022	70	67
Navient
7.250%, 09/25/2023	100	104
6.750%, 06/25/2025	105	106
6.625%, 07/26/2021	100	104
6.500%, 06/15/2022	321	330
5.875%, 03/25/2021	115	118
5.875%, 10/25/2024	100	98
5.000%, 10/26/2020	100	100
Navient MTN
6.125%, 03/25/2024	100	100
4.875%, 06/17/2019	100	101
NFP
6.875%, 07/15/2025 (A)	108	106
Nordic Investment Bank
1.625%, 11/20/2020	200	194
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	153
Oesterreichische Kontrollbank
1.875%, 01/20/2021	300	292
1.750%, 01/24/2020	200	197
1.375%, 02/10/2020	100	98

20	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Old Republic International
3.875%, 08/26/2026	$50	$48
ORIX
3.700%, 07/18/2027	50	48
2.900%, 07/18/2022	30	29
PNC Bank
3.300%, 10/30/2024	250	244
3.100%, 10/25/2027	200	188
2.625%, 02/17/2022	250	243
2.450%, 11/05/2020	250	246
2.450%, 07/28/2022	250	242
2.250%, 07/02/2019	250	249
2.150%, 04/29/2021	250	243
Principal Financial Group
3.400%, 05/15/2025	150	146
Private Export Funding
2.300%, 09/15/2020	150	149
Progressive
4.200%, 03/15/2048	50	50
3.700%, 01/26/2045	50	46
2.450%, 01/15/2027	150	136
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	106
5.625%, VAR ICE LIBOR USD 3 Month+3.920%, 06/15/2043	200	209
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	200	190
Prudential Financial MTN
5.700%, 12/14/2036	100	119
4.600%, 05/15/2044	50	52
3.500%, 05/15/2024	100	100
2.350%, 08/15/2019	100	99
Quicken Loans
5.750%, 05/01/2025 (A)	150	147
5.250%, 01/15/2028 (A)	200	182
Raymond James Financial
4.950%, 07/15/2046	50	52
Regions Financial
3.200%, 02/08/2021	150	149
2.750%, 08/14/2022	200	193
Reinsurance Group of America
3.950%, 09/15/2026	30	29
RenaissanceRe Finance
3.450%, 07/01/2027	30	28
Royal Bank of Canada
2.300%, 03/22/2021	150	146
2.100%, 10/14/2020	200	196
2.000%, 10/01/2018	125	125
Royal Bank of Canada MTN
3.200%, 04/30/2021	75	75
2.750%, 02/01/2022	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.350%, 10/30/2020	$250	$246
2.150%, 10/26/2020	215	210
Royal Bank of Scotland Group
6.100%, 06/10/2023	200	212
6.000%, 12/19/2023	375	398
5.125%, 05/28/2024	300	305
4.800%, 04/05/2026	200	204
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	200	196
S&P Global
4.400%, 02/15/2026	100	104
4.000%, 06/15/2025	50	50
Santander Holdings USA
4.400%, 07/13/2027	50	49
3.700%, 03/28/2022	30	29
3.400%, 01/18/2023	100	97
2.700%, 05/24/2019	55	55
2.650%, 04/17/2020	100	99
Santander UK
2.375%, 03/16/2020	150	148
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	200	188
2.875%, 10/16/2020	100	99
Santander UK Group Holdings MTN
3.125%, 01/08/2021	300	298
Springleaf Finance
8.250%, 12/15/2020	200	221
7.750%, 10/01/2021	125	136
6.875%, 03/15/2025	280	283
6.125%, 05/15/2022	120	123
5.625%, 03/15/2023	200	198
5.250%, 12/15/2019	100	101
Starwood Property Trust
5.000%, 12/15/2021	55	55
4.750%, 03/15/2025 (A)	188	181
3.625%, 02/01/2021 (A)	70	69
Stifel Financial
4.250%, 07/18/2024	50	50
Sumitomo Mitsui Banking
2.450%, 01/16/2020	250	247
Sumitomo Mitsui Financial Group
3.784%, 03/09/2026	100	99
3.446%, 01/11/2027	150	145
3.364%, 07/12/2027	200	191
2.934%, 03/09/2021	100	99
2.784%, 07/12/2022	200	194
2.778%, 10/18/2022	200	193
2.632%, 07/14/2026	100	91
2.442%, 10/19/2021	250	242
2.058%, 07/14/2021	250	240

Adviser Managed Trust / Quarterly Report / April 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Banks
4.000%, 05/01/2025	$100	$100
2.900%, 03/03/2021	150	149
2.700%, 01/27/2022	100	97
2.450%, 08/01/2022	100	96
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	248
1.875%, 09/07/2021	250	239
Synchrony Financial
4.250%, 08/15/2024	100	98
3.950%, 12/01/2027	100	93
3.700%, 08/04/2026	100	93
2.700%, 02/03/2020	100	99
TD Ameritrade Holding
2.950%, 04/01/2022	100	98
Tempo Acquisition
6.750%, 06/01/2025 (A)	95	94
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	150	142
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	148
2.250%, 11/05/2019	100	99
2.125%, 04/07/2021	150	145
1.900%, 10/24/2019	200	197
1.850%, 09/11/2020	200	195
Travelers
4.050%, 03/07/2048	50	49
4.000%, 05/30/2047	40	39
3.750%, 05/15/2046	25	24
Travelers MTN
6.250%, 06/15/2037	200	256
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	190	194
Trinity Acquisition
4.400%, 03/15/2026	150	150
UBS MTN
2.375%, 08/14/2019	500	497
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr+3.703%, 06/19/2032 (A)	200	200
Unum Group
3.000%, 05/15/2021	30	30
US Bancorp MTN
3.900%, 04/26/2028	100	100
3.600%, 09/11/2024	150	149
3.150%, 04/27/2027	200	190
2.950%, 07/15/2022	200	196
2.375%, 07/22/2026	150	134
US Bank MTN
2.050%, 10/23/2020	250	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
USIS Merger
6.875%, 05/01/2025 (A)	$170	$170
Vantiv
4.375%, 11/15/2025 (A)	200	191
VFH Parent
6.750%, 06/15/2022 (A)	80	83
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	100	102
3.125%, 07/15/2024	100	95
Wells Fargo
5.606%, 01/15/2044	150	166
5.375%, 11/02/2043	280	301
3.900%, 05/01/2045	150	138
3.000%, 04/22/2026	250	231
3.000%, 10/23/2026	250	230
2.500%, 03/04/2021	250	245
1.750%, 05/24/2019	250	248
Wells Fargo MTN
4.900%, 11/17/2045	165	167
4.300%, 07/22/2027	100	99
4.125%, 08/15/2023	250	251
4.100%, 06/03/2026	235	230
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	75	71
3.450%, 02/13/2023	300	294
3.000%, 02/19/2025	100	94
2.625%, 07/22/2022	190	183
2.600%, 07/22/2020	250	247
2.150%, 01/30/2020	400	395
Wells Fargo Bank
2.600%, 01/15/2021	300	296
2.400%, 01/15/2020	300	297
Wells Fargo Capital X
5.950%, 12/15/2036	250	270
Westpac Banking
3.350%, 03/08/2027	100	96
2.850%, 05/13/2026	200	186
2.750%, 01/11/2023	100	97
2.700%, 08/19/2026	100	92
2.600%, 11/23/2020	50	49
2.500%, 06/28/2022	100	96
2.150%, 03/06/2020	100	99
2.100%, 05/13/2021	50	48
2.000%, 08/19/2021	100	96
1.650%, 05/13/2019	50	49
1.600%, 08/19/2019	100	98
Willis North America
3.600%, 05/15/2024	50	48
XLIT
5.500%, 03/31/2045	100	105

22	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 03/31/2025	$100	$100

		114,603

Health Care — 2.9%
Abbott Laboratories
4.900%, 11/30/2046	200	216
4.750%, 11/30/2036	400	424
4.750%, 04/15/2043	100	106
3.750%, 11/30/2026	150	148
3.400%, 11/30/2023	100	99
2.950%, 03/15/2025	100	95
2.900%, 11/30/2021	100	99
2.800%, 09/15/2020	150	149
2.350%, 11/22/2019	63	62
2.000%, 03/15/2020	100	98
AbbVie
4.700%, 05/14/2045	135	134
4.500%, 05/14/2035	140	140
4.450%, 05/14/2046	150	143
4.400%, 11/06/2042	150	143
4.300%, 05/14/2036	50	48
3.600%, 05/14/2025	100	97
3.200%, 11/06/2022	45	44
3.200%, 05/14/2026	400	373
2.900%, 11/06/2022	100	97
2.850%, 05/14/2023	50	48
2.500%, 05/14/2020	100	99
2.300%, 05/14/2021	100	97
Acadia Healthcare
5.625%, 02/15/2023	100	101
Aetna
3.875%, 08/15/2047	145	129
2.800%, 06/15/2023	25	24
Agilent Technologies
3.050%, 09/22/2026	65	60
AHS Hospital
5.024%, 07/01/2045	25	28
Allergan Finance
3.250%, 10/01/2022	50	49
Allergan Funding SCS
4.850%, 06/15/2044	50	48
4.750%, 03/15/2045	200	189
4.550%, 03/15/2035	300	283
3.850%, 06/15/2024	100	97
3.800%, 03/15/2025	200	192
3.450%, 03/15/2022	200	197
3.000%, 03/12/2020	300	298
AmerisourceBergen
4.250%, 03/01/2045	25	23
3.450%, 12/15/2027	50	47
3.400%, 05/15/2024	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amgen
5.150%, 11/15/2041	$200	$217
4.563%, 06/15/2048	100	99
4.400%, 05/01/2045	125	122
3.875%, 11/15/2021	100	102
3.625%, 05/22/2024	150	150
3.200%, 11/02/2027	200	187
3.125%, 05/01/2025	150	143
2.650%, 05/11/2022	150	145
2.600%, 08/19/2026	100	90
2.250%, 08/19/2023	100	94
2.200%, 05/22/2019	150	149
1.850%, 08/19/2021	50	48
Anthem
5.100%, 01/15/2044	150	156
4.650%, 01/15/2043	150	146
4.550%, 03/01/2048	150	144
4.101%, 03/01/2028	150	147
3.500%, 08/15/2024	150	146
3.300%, 01/15/2023	100	99
2.250%, 08/15/2019	100	99
Ascension Health
3.945%, 11/15/2046	60	59
AstraZeneca
6.450%, 09/15/2037	200	254
4.375%, 11/16/2045	100	100
3.375%, 11/16/2025	100	97
2.375%, 11/16/2020	100	99
Avantor
9.000%, 10/01/2025 (A)	411	416
6.000%, 10/01/2024 (A)	235	236
Baxalta
5.250%, 06/23/2045	300	317
2.875%, 06/23/2020	50	50
Baxter International
3.500%, 08/15/2046	100	85
Becton Dickinson
4.685%, 12/15/2044	50	49
4.669%, 06/06/2047	50	49
3.734%, 12/15/2024	150	146
3.700%, 06/06/2027	100	95
3.363%, 06/06/2024	50	48
3.125%, 11/08/2021	100	98
2.894%, 06/06/2022	65	63
2.675%, 12/15/2019	88	87
2.404%, 06/05/2020	35	34
2.133%, 06/06/2019	50	50
Biogen
5.200%, 09/15/2045	100	105
3.625%, 09/15/2022	200	200
Boston Scientific
6.000%, 01/15/2020	100	104

Adviser Managed Trust / Quarterly Report / April 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2028	$200	$198
3.850%, 05/15/2025	100	100
Bristol-Myers Squibb
4.500%, 03/01/2044	50	54
3.250%, 02/27/2027	100	97
3.250%, 08/01/2042	100	88
Cardinal Health
3.410%, 06/15/2027	200	186
2.616%, 06/15/2022	200	192
2.400%, 11/15/2019	150	148
Catholic Health Initiatives
2.950%, 11/01/2022	200	193
Celgene
5.000%, 08/15/2045	150	151
4.550%, 02/20/2048	100	94
4.350%, 11/15/2047	50	46
3.900%, 02/20/2028	200	193
3.875%, 08/15/2025	150	147
3.625%, 05/15/2024	150	147
3.450%, 11/15/2027	50	47
3.250%, 02/20/2023	200	195
2.875%, 08/15/2020	100	99
2.875%, 02/19/2021	45	45
2.750%, 02/15/2023	50	48
2.250%, 05/15/2019	100	99
Centene
6.125%, 02/15/2024	176	184
5.625%, 02/15/2021	254	261
4.750%, 05/15/2022	190	192
4.750%, 01/15/2025	190	185
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	215	210
Charles River Laboratories International
5.500%, 04/01/2026 (A)	100	102
CHS
6.875%, 02/01/2022	500	271
6.250%, 03/31/2023	565	516
5.125%, 08/01/2021	100	92
Cigna
3.875%, 10/15/2047	250	217
3.250%, 04/15/2025	150	142
3.050%, 10/15/2027	230	209
Concordia International
9.500%, 10/21/2022 (A)	175	11
Covidien International Finance
6.550%, 10/15/2037	50	65
Danaher
4.375%, 09/15/2045	20	21
3.350%, 09/15/2025	20	20
2.400%, 09/15/2020	250	247
DaVita
5.125%, 07/15/2024	300	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 05/01/2025	$295	$279
Dignity Health
2.637%, 11/01/2019	136	135
DJO Finance
8.125%, 06/15/2021 (A)	144	144
Duke University Health System
3.920%, 06/01/2047	125	123
Eagle Holding II
7.625% cash/0% PIK, 05/15/2022 (A)	80	81
Eli Lilly
3.700%, 03/01/2045	200	192
3.100%, 05/15/2027	124	119
Endo Dac
6.000%, 07/15/2023 (A)	200	146
6.000%, 02/01/2025 (A)	200	140
Endo Finance
5.375%, 01/15/2023 (A)	300	217
Envision Healthcare
6.250%, 12/01/2024 (A)	100	104
5.625%, 07/15/2022	200	200
5.125%, 07/01/2022 (A)	100	99
Express Scripts Holding
4.800%, 07/15/2046	35	34
4.750%, 11/15/2021	100	104
4.500%, 02/25/2026	150	150
3.500%, 06/15/2024	50	48
3.400%, 03/01/2027	40	37
3.000%, 07/15/2023	50	48
2.250%, 06/15/2019	200	198
Gilead Sciences
5.650%, 12/01/2041	100	117
4.600%, 09/01/2035	200	208
4.500%, 02/01/2045	225	226
4.400%, 12/01/2021	275	285
4.150%, 03/01/2047	100	95
3.700%, 04/01/2024	50	50
3.650%, 03/01/2026	175	173
2.950%, 03/01/2027	100	94
1.950%, 03/01/2022	30	29
1.850%, 09/20/2019	245	242
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	195
HCA
5.875%, 02/15/2026	200	202
5.375%, 02/01/2025	450	448
5.250%, 04/15/2025	200	202
5.250%, 06/15/2026	200	201
5.000%, 03/15/2024	500	506
4.500%, 02/15/2027	400	383
Hologic
4.375%, 10/15/2025 (A)	185	178

24	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Howard Hughes Medical Institute
3.500%, 09/01/2023	$200	$202
Humana
3.850%, 10/01/2024	200	199
2.900%, 12/15/2022	50	49
2.500%, 12/15/2020	25	24
Johnson & Johnson
4.375%, 12/05/2033	200	214
3.750%, 03/03/2047	150	146
3.700%, 03/01/2046	100	97
3.625%, 03/03/2037	32	31
3.550%, 03/01/2036	300	292
3.400%, 01/15/2038	200	189
2.950%, 03/03/2027	150	144
2.450%, 12/05/2021	50	49
2.450%, 03/01/2026	50	46
2.250%, 03/03/2022	150	146
2.050%, 03/01/2023	50	48
1.875%, 12/05/2019	100	99
1.650%, 03/01/2021	50	48
Kaiser Foundation Hospitals
4.150%, 05/01/2047	20	20
3.150%, 05/01/2027	25	24
Kindred Healthcare
8.750%, 01/15/2023	100	107
8.000%, 01/15/2020	145	155
6.375%, 04/15/2022	100	103
Kinetic Concepts
7.875%, 02/15/2021 (A)	125	130
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	48
2.625%, 02/01/2020	150	149
Life Technologies
6.000%, 03/01/2020	100	105
LifePoint Health
5.875%, 12/01/2023	150	148
5.500%, 12/01/2021	150	151
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	83
5.625%, 10/15/2023 (A)	250	196
5.500%, 04/15/2025 (A)	100	75
4.875%, 04/15/2020 (A)	129	123
McKesson
3.796%, 03/15/2024	100	99
MEDNAX
5.250%, 12/01/2023 (A)	175	174
Medtronic
4.625%, 03/15/2044	50	54
4.625%, 03/15/2045	200	211
4.375%, 03/15/2035	250	259
3.500%, 03/15/2025	350	347
2.750%, 04/01/2023	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 03/15/2020	$200	$199
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	51
Merck
4.150%, 05/18/2043	100	102
3.700%, 02/10/2045	50	48
2.800%, 05/18/2023	100	98
2.750%, 02/10/2025	300	287
2.350%, 02/10/2022	100	97
Merck Sharp & Dohme
5.000%, 06/30/2019	100	103
Molina Healthcare
5.375%, 11/15/2022	125	125
Mount Sinai Hospitals Group
3.981%, 07/01/2048	250	241
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	240	245
Mylan
5.250%, 06/15/2046	65	63
5.200%, 04/15/2048 (A)	50	48
4.550%, 04/15/2028 (A)	50	49
3.950%, 06/15/2026	100	95
3.150%, 06/15/2021	100	98
2.500%, 06/07/2019	60	60
Northwell Healthcare
4.260%, 11/01/2047	100	96
Novartis Capital
4.400%, 05/06/2044	150	161
4.000%, 11/20/2045	100	101
3.400%, 05/06/2024	100	100
3.100%, 05/17/2027	30	29
3.000%, 11/20/2025	100	97
2.400%, 05/17/2022	50	48
1.800%, 02/14/2020	25	25
NYU Langone Hospitals
4.368%, 07/01/2047	25	26
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	200	198
Partners Healthcare System
3.765%, 07/01/2048	200	187
Pfizer
7.200%, 03/15/2039	150	211
4.400%, 05/15/2044	50	52
4.125%, 12/15/2046	65	64
4.000%, 12/15/2036	250	252
3.400%, 05/15/2024	100	100
3.000%, 12/15/2026	100	96
2.750%, 06/03/2026	50	47
2.200%, 12/15/2021	200	195
1.950%, 06/03/2021	50	49
1.700%, 12/15/2019	200	197
1.450%, 06/03/2019	50	49

Adviser Managed Trust / Quarterly Report / April 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	$227	$230
Prestige Brands
6.375%, 03/01/2024 (A)	140	141
Providence St. Joseph Health Obligated Group
3.930%, 10/01/2048	35	33
Quest Diagnostics
3.500%, 03/30/2025	200	195
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	118
Sanofi
4.000%, 03/29/2021	50	51
Select Medical
6.375%, 06/01/2021	100	101
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	250	228
2.875%, 09/23/2023	100	94
2.400%, 09/23/2021	100	96
1.900%, 09/23/2019	100	98
SSM Health Care
3.688%, 06/01/2023	50	50
Stryker
4.625%, 03/15/2046	30	31
3.500%, 03/15/2026	25	24
3.375%, 05/15/2024	100	99
3.375%, 11/01/2025	200	196
Team Health Holdings
6.375%, 02/01/2025 (A)	110	96
Teleflex
4.625%, 11/15/2027	56	54
Tenet Healthcare
8.125%, 04/01/2022	350	364
7.500%, 01/01/2022 (A)	100	105
7.000%, 08/01/2025 (A)	145	142
6.750%, 06/15/2023	328	323
6.000%, 10/01/2020	400	413
5.125%, 05/01/2025 (A)	310	302
4.625%, 07/15/2024 (A)	255	246
4.375%, 10/01/2021	250	246
Thermo Fisher Scientific
4.150%, 02/01/2024	150	153
4.100%, 08/15/2047	50	48
3.600%, 08/15/2021	100	101
3.200%, 08/15/2027	50	47
3.150%, 01/15/2023	100	97
2.950%, 09/19/2026	105	97
UnitedHealth Group
6.875%, 02/15/2038	100	134
4.750%, 07/15/2045	50	54
4.625%, 07/15/2035	200	214
4.375%, 03/15/2042	150	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 04/15/2047	$31	$31
4.200%, 01/15/2047	25	25
3.950%, 10/15/2042	100	96
3.875%, 10/15/2020	100	102
3.750%, 07/15/2025	50	50
3.750%, 10/15/2047	100	92
3.450%, 01/15/2027	50	49
3.375%, 04/15/2027	50	48
3.100%, 03/15/2026	200	191
2.950%, 10/15/2027	200	187
2.700%, 07/15/2020	130	129
2.375%, 10/15/2022	100	96
1.950%, 10/15/2020	100	98
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (A)	225	230
9.000%, 12/15/2025 (A)	215	218
7.500%, 07/15/2021 (A)	300	305
7.000%, 03/15/2024 (A)	400	422
6.500%, 03/15/2022 (A)	200	207
6.125%, 04/15/2025 (A)	500	451
5.875%, 05/15/2023 (A)	525	482
5.500%, 03/01/2023 (A)	100	90
5.500%, 11/01/2025 (A)	196	195
5.375%, 03/15/2020 (A)	250	252
Vizient
10.375%, 03/01/2024 (A)	80	89
WellCare Health Plans
5.250%, 04/01/2025	160	161
West Street
6.375%, 09/01/2025 (A)	107	105
Wyeth
5.950%, 04/01/2037	200	247
Zimmer Biomet Holdings
3.700%, 03/19/2023	55	55
3.550%, 04/01/2025	100	96
2.700%, 04/01/2020	100	99
Zoetis
4.500%, 11/13/2025	50	52
3.950%, 09/12/2047	100	93
3.450%, 11/13/2020	25	25
3.000%, 09/12/2027	250	231

		42,123

Industrials — 2.7%
3M
2.875%, 10/15/2027	250	237
3M MTN
3.125%, 09/19/2046	100	86
3.000%, 08/07/2025	50	49
2.250%, 03/15/2023	235	226
ABB Finance USA
3.800%, 04/03/2028	50	50

26	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 04/03/2023	$50	$50
2.875%, 05/08/2022	100	98
ADT
6.250%, 10/15/2021	200	208
4.125%, 06/15/2023	100	94
AECOM
5.875%, 10/15/2024	50	52
5.125%, 03/15/2027	195	187
AerCap Ireland Capital
4.625%, 10/30/2020	150	154
4.500%, 05/15/2021	150	154
3.950%, 02/01/2022	175	175
3.750%, 05/15/2019	175	176
AerCap Ireland Capital DAC
3.500%, 01/15/2025	150	142
Ahern Rentals
7.375%, 05/15/2023 (A)	138	133
Air Lease
3.750%, 02/01/2022	100	100
3.375%, 06/01/2021	35	35
2.750%, 01/15/2023	100	95
2.625%, 07/01/2022	100	96
Aircastle
5.500%, 02/15/2022	100	104
5.125%, 03/15/2021	100	103
5.000%, 04/01/2023	100	103
4.125%, 05/01/2024	20	19
Allegion US Holding
3.550%, 10/01/2027	50	46
3.200%, 10/01/2024	50	48
Allison Transmission
5.000%, 10/01/2024 (A)	145	142
American Airlines Group
5.500%, 10/01/2019 (A)	150	152
4.625%, 03/01/2020 (A)	100	101
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	91	89
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	95	89
American Airlines Pass-Through Trust, Ser 2017-2, Cl AA
3.350%, 10/15/2029	100	96
Amsted Industries
5.000%, 03/15/2022 (A)	50	50
APTIM
7.750%, 06/15/2025 (A)	50	44
Arconic
5.125%, 10/01/2024	175	177
ARD Finance
7.125% cash/0% PIK, 09/15/2023	200	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	$200	$202
4.250%, 09/15/2022 (A)	200	199
Avolon Holdings Funding
5.500%, 01/15/2023 (A)	135	135
BBA US Holdings
5.375%, 05/01/2026 (A)	65	65
BCD Acquisition
9.625%, 09/15/2023 (A)	95	103
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	185	175
BlueLine Rental Finance
9.250%, 03/15/2024 (A)	230	245
Boeing
4.875%, 02/15/2020	100	104
3.650%, 03/01/2047	200	190
3.625%, 03/01/2048	20	19
3.550%, 03/01/2038	30	29
3.250%, 03/01/2028	50	48
2.800%, 03/01/2023	50	49
2.800%, 03/01/2027	50	47
Bombardier
8.750%, 12/01/2021 (A)	350	389
7.500%, 12/01/2024 (A)	189	199
7.500%, 03/15/2025 (A)	260	270
6.000%, 10/15/2022 (A)	100	100
Brand Industrial Services
8.500%, 07/15/2025 (A)	178	184
Brink’s
4.625%, 10/15/2027 (A)	97	89
Builders FirstSource
5.625%, 09/01/2024 (A)	135	134
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	165
4.700%, 10/01/2019	100	103
4.550%, 09/01/2044	100	105
4.150%, 04/01/2045	150	150
4.050%, 06/15/2048	115	113
3.850%, 09/01/2023	200	204
3.400%, 09/01/2024	150	149
3.000%, 04/01/2025	100	97
BWAY Holding
7.250%, 04/15/2025 (A)	245	252
5.500%, 04/15/2024 (A)	220	221
Canadian National Railway
3.200%, 08/02/2046	100	87
2.950%, 11/21/2024	150	146
Canadian Pacific Railway
6.125%, 09/15/2115	30	36
4.800%, 09/15/2035	20	22
2.900%, 02/01/2025	200	189

Adviser Managed Trust / Quarterly Report / April 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carlisle
3.750%, 12/01/2027	$50	$48
Caterpillar
4.300%, 05/15/2044	100	105
3.900%, 05/27/2021	100	102
3.803%, 08/15/2042	100	97
3.400%, 05/15/2024	150	149
Caterpillar Financial Services
1.700%, 08/09/2021	50	48
Caterpillar Financial Services MTN
2.400%, 06/06/2022	200	193
2.100%, 06/09/2019	200	198
2.100%, 01/10/2020	75	74
1.850%, 09/04/2020	200	195
Cintas No. 2
3.700%, 04/01/2027	50	49
2.900%, 04/01/2022	50	49
Cloud Crane
10.125%, 08/01/2024 (A)	45	49
CNH Industrial MTN
3.850%, 11/15/2027	35	34
CNH Industrial Capital
4.875%, 04/01/2021	25	26
4.375%, 11/06/2020	35	36
4.375%, 04/05/2022	25	25
3.875%, 10/15/2021	20	20
3.375%, 07/15/2019	25	25
Core & Main
6.125%, 08/15/2025 (A)	95	93
CSX
4.650%, 03/01/2068	50	48
4.300%, 03/01/2048	50	49
4.250%, 11/01/2066	50	44
4.100%, 03/15/2044	75	71
3.800%, 03/01/2028	50	49
3.800%, 11/01/2046	50	45
3.700%, 10/30/2020	128	130
3.400%, 08/01/2024	150	148
3.250%, 06/01/2027	50	47
2.600%, 11/01/2026	50	45
Deere
3.900%, 06/09/2042	100	99
2.600%, 06/08/2022	50	48
Delta Air Lines
4.375%, 04/19/2028	50	49
3.800%, 04/19/2023	30	30
3.625%, 03/15/2022	50	49
2.875%, 03/13/2020	30	30
2.600%, 12/04/2020	45	44
Dover
5.375%, 03/01/2041	100	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eaton
4.150%, 11/02/2042	$100	$97
4.000%, 11/02/2032	100	98
2.750%, 11/02/2022	150	145
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	107
Emerson Electric
2.625%, 02/15/2023	125	121
Equifax
2.300%, 06/01/2021	50	48
FedEx
5.100%, 01/15/2044	50	54
4.550%, 04/01/2046	100	98
4.400%, 01/15/2047	50	49
4.050%, 02/15/2048	50	45
4.000%, 01/15/2024	200	205
3.900%, 02/01/2035	100	95
3.400%, 02/15/2028	50	48
Flex Acquisition
6.875%, 01/15/2025 (A)	60	60
Fluor
3.500%, 12/15/2024	200	198
Fortive
3.150%, 06/15/2026	200	189
FXI Holdings
7.875%, 11/01/2024 (A)	75	74
Gates Global
6.000%, 07/15/2022 (A)	104	105
GATX
3.250%, 09/15/2026	100	92
2.600%, 03/30/2020	100	99
GE Capital International Funding
4.418%, 11/15/2035	751	719
2.342%, 11/15/2020	1,000	977
General Dynamics
2.625%, 11/15/2027	250	229
2.375%, 11/15/2024	200	188
2.250%, 11/15/2022	100	96
General Electric
4.500%, 03/11/2044	200	194
2.700%, 10/09/2022	250	241
General Electric MTN
6.875%, 01/10/2039	115	147
6.750%, 03/15/2032	101	124
5.875%, 01/14/2038	200	227
5.300%, 02/11/2021	125	131
GFL Environmental
9.875%, 02/01/2021 (A)	80	84
Griffon
5.250%, 03/01/2022	189	189
Grinding Media
7.375%, 12/15/2023 (A)	180	190

28	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
H&E Equipment Services
5.625%, 09/01/2025	$188	$189
Harris
4.854%, 04/27/2035	35	37
3.832%, 04/27/2025	50	50
HD Supply
5.750%, 04/15/2024 (A)	200	210
Herc Rentals
7.750%, 06/01/2024 (A)	51	55
Hertz
7.625%, 06/01/2022 (A)	230	235
5.500%, 10/15/2024 (A)	140	117
Honeywell International
2.500%, 11/01/2026	200	183
1.850%, 11/01/2021	200	192
1.400%, 10/30/2019	50	49
Hubbell
3.350%, 03/01/2026	50	48
3.150%, 08/15/2027	200	188
Icahn Enterprises
6.750%, 02/01/2024	100	102
6.375%, 12/15/2025	175	175
6.250%, 02/01/2022	225	230
6.000%, 08/01/2020	250	255
5.875%, 02/01/2022	150	152
IHS Markit
5.000%, 11/01/2022 (A)	55	57
4.750%, 02/15/2025 (A)	135	136
4.000%, 03/01/2026 (A)	47	45
Illinois Tool Works
3.500%, 03/01/2024	100	101
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	117
4.250%, 06/15/2023	150	154
JB Hunt Transport Services
3.300%, 08/15/2022	50	50
John Deere Capital
2.550%, 01/08/2021	100	98
John Deere Capital MTN
3.350%, 06/12/2024	200	198
2.800%, 03/06/2023	100	97
2.800%, 09/08/2027	250	232
2.650%, 01/06/2022	200	196
2.650%, 06/24/2024	50	48
2.150%, 09/08/2022	250	238
1.250%, 10/09/2019	100	98
Johnson Controls International
4.950%, 07/02/2064 (C)	25	24
4.625%, 07/02/2044 (C)	100	101
3.900%, 02/14/2026	200	199
3.625%, 07/02/2024 (C)	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kansas City Southern
4.950%, 08/15/2045	$100	$106
KAR Auction Services
5.125%, 06/01/2025 (A)	100	97
KLX
5.875%, 12/01/2022 (A)	145	151
L3 Technologies
5.200%, 10/15/2019	100	103
4.950%, 02/15/2021	100	104
Lockheed Martin
4.700%, 05/15/2046	100	107
4.500%, 05/15/2036	100	104
4.250%, 11/15/2019	100	102
4.090%, 09/15/2052	200	190
4.070%, 12/15/2042	150	145
3.800%, 03/01/2045	100	92
3.550%, 01/15/2026	100	98
2.900%, 03/01/2025	25	24
2.500%, 11/23/2020	100	99
Masco
4.375%, 04/01/2026	200	201
3.500%, 04/01/2021	65	65
Masonite International
5.625%, 03/15/2023 (A)	79	81
Multi-Color
4.875%, 11/01/2025 (A)	153	143
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	76
Navistar International
6.625%, 11/01/2025 (A)	176	183
Nielsen Finance
5.000%, 04/15/2022 (A)	550	554
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	102
Norfolk Southern
4.450%, 06/15/2045	100	101
4.050%, 08/15/2052 (A)	200	187
3.950%, 10/01/2042	100	95
3.942%, 11/01/2047 (A)	95	89
3.850%, 01/15/2024	200	202
3.250%, 12/01/2021	150	150
2.900%, 06/15/2026	35	33
Northrop Grumman
4.750%, 06/01/2043	25	26
4.030%, 10/15/2047	175	163
3.850%, 04/15/2045	100	92
3.250%, 08/01/2023	150	148
3.250%, 01/15/2028	165	155
2.930%, 01/15/2025	200	189
2.550%, 10/15/2022	200	193
2.080%, 10/15/2020	260	254

Adviser Managed Trust / Quarterly Report / April 30, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Novelis
6.250%, 08/15/2024 (A)	$290	$295
5.875%, 09/30/2026 (A)	150	149
Owens Corning
4.300%, 07/15/2047	50	44
4.200%, 12/01/2024	100	100
PACCAR Financial MTN
2.800%, 03/01/2021	35	35
2.300%, 08/10/2022	50	48
1.300%, 05/10/2019	45	44
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	190	185
5.250%, 08/15/2022 (A)	235	233
4.500%, 03/15/2023 (A)	238	228
Parker-Hannifin MTN
4.200%, 11/21/2034	135	139
Pisces Midco
8.000%, 04/15/2026 (A)	155	155
Pitney Bowes
3.625%, 09/15/2020	200	197
3.625%, 10/01/2021	100	96
Plastipak Holdings
6.250%, 10/15/2025 (A)	50	49
Precision Castparts
2.500%, 01/15/2023	100	97
Raytheon
3.125%, 10/15/2020	100	100
2.500%, 12/15/2022	100	97
RBS Global
4.875%, 12/15/2025 (A)	87	84
Republic Services
5.500%, 09/15/2019	150	155
3.550%, 06/01/2022	150	150
2.900%, 07/01/2026	200	186
Rockwell Collins
4.350%, 04/15/2047	25	24
3.500%, 03/15/2027	286	272
3.200%, 03/15/2024	50	48
2.800%, 03/15/2022	50	48
1.950%, 07/15/2019	20	20
Roper Technologies
3.850%, 12/15/2025	25	25
3.800%, 12/15/2026	150	147
3.000%, 12/15/2020	100	100
Ryder System MTN
2.875%, 09/01/2020	50	49
2.650%, 03/02/2020	100	99
2.500%, 09/01/2022	100	96
Sensata Technologies
5.000%, 10/01/2025 (A)	40	40
4.875%, 10/15/2023 (A)	300	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Signode Industrial Group
6.375%, 05/01/2022 (A)	$150	$155
Snap-on
4.100%, 03/01/2048	40	40
Southwest Airlines
2.750%, 11/06/2019	100	100
Spirit AeroSystems
3.850%, 06/15/2026	25	24
St. Marys Cement Canada
5.750%, 01/28/2027 (A)	200	204
Stanley Black & Decker
2.900%, 11/01/2022	100	98
Terex
5.625%, 02/01/2025 (A)	105	105
Textron
3.375%, 03/01/2028	100	94
Titan Acquisition
7.750%, 04/15/2026 (A)	140	140
TransDigm
6.500%, 07/15/2024	350	356
6.500%, 05/15/2025	25	25
6.375%, 06/15/2026	227	228
6.000%, 07/15/2022	300	304
Tutor Perini
6.875%, 05/01/2025 (A)	85	87
Union Pacific
4.163%, 07/15/2022	100	103
4.050%, 03/01/2046	150	148
4.000%, 04/15/2047	50	49
3.875%, 02/01/2055	100	92
3.799%, 10/01/2051	55	51
3.600%, 09/15/2037	220	207
3.000%, 04/15/2027	50	48
United Airlines Pass-Through Trust, Ser 2013- 1, Cl A
4.300%, 08/15/2025	124	126
United Airlines Pass-Through Trust, Ser 2015- 1, Cl AA
3.450%, 12/01/2027	46	45
United Airlines Pass-Through Trust, Ser 2016- 1, Cl A
3.450%, 07/07/2028	29	28
United Airlines Pass-Through Trust, Ser 2016- 1, Cl AA
3.100%, 07/07/2028	49	47
United Airlines Pass-Through Trust, Ser 2016- 2, Cl AA
2.875%, 10/07/2028	97	92
United Parcel Service
6.200%, 01/15/2038	150	190
3.750%, 11/15/2047	50	47
3.400%, 11/15/2046	50	44

30	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 01/15/2021	$100	$101
3.050%, 11/15/2027	50	48
2.800%, 11/15/2024	50	48
2.500%, 04/01/2023	50	48
2.400%, 11/15/2026	50	45
2.350%, 05/16/2022	50	48
2.050%, 04/01/2021	50	49
United Rentals North America
5.875%, 09/15/2026	150	156
5.750%, 11/15/2024	200	207
5.500%, 07/15/2025	250	256
5.500%, 05/15/2027	140	139
4.875%, 01/15/2028	254	241
4.625%, 07/15/2023	185	188
4.625%, 10/15/2025	235	228
United Technologies
6.125%, 07/15/2038	200	239
4.500%, 04/15/2020	100	103
4.500%, 06/01/2042	100	99
4.150%, 05/15/2045	100	94
3.125%, 05/04/2027	100	92
3.100%, 06/01/2022	250	247
2.650%, 11/01/2026	250	226
1.900%, 05/04/2020	200	196
USG
4.875%, 06/01/2027 (A)	230	230
Verisk Analytics
5.500%, 06/15/2045	100	109
Vertiv Group
9.250%, 10/15/2024 (A)	140	141
Vertiv Intermediate Holding
12.000% cash/0% PIK, 02/15/2022 (A)	90	91
Wabtec
3.450%, 11/15/2026	100	93
Waste Management
4.750%, 06/30/2020	100	103
4.100%, 03/01/2045	50	50
3.150%, 11/15/2027	50	47
3.125%, 03/01/2025	100	96
Waste Pro USA
5.500%, 02/15/2026 (A)	155	153
WESCO Distribution
5.375%, 12/15/2021	100	102
WW Grainger
4.600%, 06/15/2045	50	52
4.200%, 05/15/2047	50	49
XPO Logistics
6.500%, 06/15/2022 (A)	155	160
6.125%, 09/01/2023 (A)	150	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xylem
4.375%, 11/01/2046	$100	$100

		39,697

Information Technology — 2.5%
Activision Blizzard
3.400%, 09/15/2026	50	48
2.300%, 09/15/2021	30	29
Adobe Systems
3.250%, 02/01/2025	150	148
Alibaba Group Holding
4.200%, 12/06/2047	60	57
3.600%, 11/28/2024	200	197
3.400%, 12/06/2027	200	188
2.500%, 11/28/2019	200	198
Alphabet
3.625%, 05/19/2021	100	102
1.998%, 08/15/2026	100	90
Amphenol
3.200%, 04/01/2024	100	96
2.200%, 04/01/2020	100	99
Analog Devices
3.900%, 12/15/2025	100	99
3.500%, 12/05/2026	100	96
Apple
4.650%, 02/23/2046	200	214
4.500%, 02/23/2036	200	214
4.375%, 05/13/2045	150	155
4.250%, 02/09/2047	50	51
3.850%, 05/04/2043	100	96
3.850%, 08/04/2046	95	90
3.750%, 09/12/2047	200	187
3.750%, 11/13/2047	50	47
3.450%, 05/06/2024	150	150
3.450%, 02/09/2045	100	89
3.350%, 02/09/2027	100	98
3.250%, 02/23/2026	300	293
3.200%, 05/11/2027	100	97
3.000%, 06/20/2027	100	95
2.900%, 09/12/2027	200	188
2.850%, 05/06/2021	175	175
2.850%, 02/23/2023	150	147
2.850%, 05/11/2024	100	97
2.700%, 05/13/2022	200	197
2.500%, 02/09/2022	200	196
2.500%, 02/09/2025	75	70
2.450%, 08/04/2026	100	92
2.400%, 01/13/2023	100	96
2.300%, 05/11/2022	100	97
2.250%, 02/23/2021	90	88
1.800%, 05/11/2020	200	196
1.550%, 02/07/2020	200	197

Adviser Managed Trust / Quarterly Report / April 30, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.550%, 08/04/2021	$100	$96
1.500%, 09/12/2019	200	197
1.100%, 08/02/2019	100	98
Applied Materials
5.100%, 10/01/2035	35	39
4.350%, 04/01/2047	45	46
3.900%, 10/01/2025	35	36
3.300%, 04/01/2027	55	53
2.625%, 10/01/2020	50	50
Arrow Electronics
4.000%, 04/01/2025	100	98
3.250%, 09/08/2024	200	188
Autodesk
4.375%, 06/15/2025	100	101
Automatic Data Processing
3.375%, 09/15/2025	25	25
2.250%, 09/15/2020	50	49
Avnet
4.625%, 04/15/2026	25	24
3.750%, 12/01/2021	25	25
Baidu
4.375%, 03/29/2028	200	199
2.750%, 06/09/2019	200	199
BMC Software Finance
8.125%, 07/15/2021 (A)	290	289
Boxer Parent
9.000% cash/0% PIK, 10/15/2019 (A)	50	50
Broadcom
3.875%, 01/15/2027	250	239
3.625%, 01/15/2024	200	194
3.500%, 01/15/2028	150	138
3.125%, 01/15/2025	235	218
3.000%, 01/15/2022	200	195
2.650%, 01/15/2023	250	237
2.375%, 01/15/2020	200	197
2.200%, 01/15/2021	50	48
CA
4.700%, 03/15/2027	50	51
3.600%, 08/01/2020	50	50
Camelot Finance
7.875%, 10/15/2024 (A)	135	141
CDK Global
5.000%, 10/15/2024	10	10
4.875%, 06/01/2027	170	163
CDW
5.500%, 12/01/2024	75	78
5.000%, 09/01/2023	131	133
5.000%, 09/01/2025	70	70
Cisco Systems
5.900%, 02/15/2039	100	127
5.500%, 01/15/2040	100	121
4.450%, 01/15/2020	300	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 02/28/2026	$200	$192
2.500%, 09/20/2026	200	185
2.200%, 02/28/2021	50	49
1.850%, 09/20/2021	100	96
CommScope
5.000%, 06/15/2021 (A)	150	151
CommScope Technologies
6.000%, 06/15/2025 (A)	407	418
5.000%, 03/15/2027 (A)	65	62
Conduent Finance
10.500%, 12/15/2024 (A)	70	83
Corning
4.375%, 11/15/2057	100	89
Dell International
8.350%, 07/15/2046 (A)	100	123
8.100%, 07/15/2036 (A)	150	177
7.125%, 06/15/2024 (A)	250	266
6.020%, 06/15/2026 (A)	200	212
5.875%, 06/15/2021 (A)	271	279
5.450%, 06/15/2023 (A)	115	121
4.420%, 06/15/2021 (A)	200	204
3.480%, 06/01/2019 (A)	200	201
DXC Technology
4.750%, 04/15/2027	200	205
eBay
3.450%, 08/01/2024	50	49
2.600%, 07/15/2022	200	193
2.200%, 08/01/2019	200	198
Electronic Arts
4.800%, 03/01/2026	50	53
3.700%, 03/01/2021	50	50
EMC
3.375%, 06/01/2023	200	187
2.650%, 06/01/2020	400	388
Entegris
4.625%, 02/10/2026 (A)	100	96
Exela Intermediate
10.000%, 07/15/2023 (A)	185	185
Fidelity National Information Services
4.500%, 08/15/2046	25	24
3.625%, 10/15/2020	112	113
3.500%, 04/15/2023	53	53
3.000%, 08/15/2026	50	46
2.250%, 08/15/2021	53	51
First Data
7.000%, 12/01/2023 (A)	465	486
5.750%, 01/15/2024 (A)	500	506
5.375%, 08/15/2023 (A)	250	255
5.000%, 01/15/2024 (A)	350	353
Fiserv
4.625%, 10/01/2020	100	103

32	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Flex
4.750%, 06/15/2025	$50	$51
FLIR Systems
3.125%, 06/15/2021	150	149
Gartner
5.125%, 04/01/2025 (A)	145	145
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	127
Genpact Luxembourg Sarl
3.700%, 04/01/2022 (A)	100	97
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	160	178
GTT Communications
7.875%, 12/31/2024 (A)	84	86
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	155
8.375%, 08/15/2022 (A)	150	153
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	51
6.200%, 10/15/2035	50	53
4.900%, 10/15/2025	100	103
4.400%, 10/15/2022	250	257
3.600%, 10/15/2020	50	50
Hughes Satellite Systems
6.625%, 08/01/2026	85	84
5.250%, 08/01/2026	105	103
IBM Credit
2.200%, 09/08/2022	200	190
1.800%, 01/20/2021	100	97
Infor
5.750%, 08/15/2020 (A)	20	20
Infor Software Parent
7.125% cash/0% PIK, 05/01/2021 (A)	150	151
Infor US
6.500%, 05/15/2022	301	305
Informatica
7.125%, 07/15/2023 (A)	151	151
Ingram Micro
5.450%, 12/15/2024	80	78
Intel
4.100%, 05/11/2047	100	100
3.734%, 12/08/2047 (A)	197	185
3.700%, 07/29/2025	45	45
3.300%, 10/01/2021	100	101
2.875%, 05/11/2024	100	97
2.700%, 12/15/2022	50	49
2.600%, 05/19/2026	150	139
2.450%, 07/29/2020	185	184
International Business Machines
4.700%, 02/19/2046	100	110
4.000%, 06/20/2042	100	98
3.625%, 02/12/2024	350	351

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 11/09/2022	$100	$98
2.500%, 01/27/2022	200	195
2.250%, 02/19/2021	100	98
IQVIA
5.000%, 10/15/2026 (A)	200	197
4.875%, 05/15/2023 (A)	140	142
j2 Cloud Services
6.000%, 07/15/2025 (A)	95	98
Jabil
3.950%, 01/12/2028	55	52
Keysight Technologies
4.600%, 04/06/2027	65	66
KLA-Tencor
4.650%, 11/01/2024	100	103
Lam Research
2.750%, 03/15/2020	100	100
Mastercard
3.375%, 04/01/2024	100	100
2.000%, 11/21/2021	100	97
Micron Technology
5.500%, 02/01/2025	40	42
5.250%, 01/15/2024 (A)	100	104
Microsoft
4.500%, 10/01/2040	100	108
4.500%, 02/06/2057	200	214
4.450%, 11/03/2045	300	321
4.250%, 02/06/2047	100	105
4.200%, 06/01/2019	100	102
4.100%, 02/06/2037	300	311
4.000%, 02/12/2055	100	99
3.950%, 08/08/2056	150	147
3.750%, 02/12/2045	100	96
3.700%, 08/08/2046	100	96
3.500%, 02/12/2035	150	146
3.450%, 08/08/2036	100	96
3.300%, 02/06/2027	200	196
2.875%, 02/06/2024	35	34
2.700%, 02/12/2025	200	192
2.400%, 02/06/2022	250	244
2.400%, 08/08/2026	200	184
2.375%, 02/12/2022	100	97
2.375%, 05/01/2023	100	96
2.000%, 11/03/2020	200	197
2.000%, 08/08/2023	100	94
1.850%, 02/06/2020	100	99
1.550%, 08/08/2021	100	96
1.100%, 08/08/2019	300	295
Motorola Solutions
4.000%, 09/01/2024	200	197
3.500%, 03/01/2023	100	98
NCR
6.375%, 12/15/2023	150	155

Adviser Managed Trust / Quarterly Report / April 30, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NetApp
3.375%, 06/15/2021	$150	$149
2.000%, 09/27/2019	200	198
Nuance Communications
5.625%, 12/15/2026	115	115
NVIDIA
3.200%, 09/16/2026	50	48
2.200%, 09/16/2021	30	29
NXP BV
4.625%, 06/01/2023 (A)	200	201
4.125%, 06/01/2021 (A)	350	351
3.875%, 09/01/2022 (A)	200	196
Open Text
5.875%, 06/01/2026 (A)	110	114
5.625%, 01/15/2023 (A)	140	145
Oracle
5.375%, 07/15/2040	150	174
4.375%, 05/15/2055	100	101
4.300%, 07/08/2034	100	104
4.125%, 05/15/2045	100	99
4.000%, 07/15/2046	150	145
4.000%, 11/15/2047	70	68
3.900%, 05/15/2035	170	168
3.850%, 07/15/2036	50	49
3.800%, 11/15/2037	460	445
3.400%, 07/08/2024	100	99
3.250%, 11/15/2027	100	96
2.950%, 11/15/2024	100	97
2.950%, 05/15/2025	250	240
2.800%, 07/08/2021	175	174
2.650%, 07/15/2026	140	129
2.625%, 02/15/2023	70	68
2.500%, 05/15/2022	350	342
2.400%, 09/15/2023	50	48
2.250%, 10/08/2019	50	50
1.900%, 09/15/2021	135	130
Plantronics
5.500%, 05/31/2023 (A)	126	126
PTC
6.000%, 05/15/2024	98	103
Qorvo
7.000%, 12/01/2025	95	103
QUALCOMM
4.800%, 05/20/2045	100	98
4.650%, 05/20/2035	200	198
4.300%, 05/20/2047	130	118
3.450%, 05/20/2025	100	96
3.250%, 05/20/2027	50	46
2.900%, 05/20/2024	50	47
2.600%, 01/30/2023	100	95
2.250%, 05/20/2020	100	98
2.100%, 05/20/2020	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.850%, 05/20/2019	$105	$105
Rackspace Hosting
8.625%, 11/15/2024 (A)	205	208
Riverbed Technology
8.875%, 03/01/2023 (A)	80	74
salesforce.com
3.700%, 04/11/2028	50	50
Seagate HDD Cayman
4.750%, 01/01/2025	100	97
Solera
10.500%, 03/01/2024 (A)	300	334
Symantec
5.000%, 04/15/2025 (A)	140	141
Texas Instruments
2.625%, 05/15/2024	100	95
1.850%, 05/15/2022	100	95
1.750%, 05/01/2020	100	98
Thomson Reuters
5.650%, 11/23/2043	200	219
3.850%, 09/29/2024	125	122
TIBCO Software
11.375%, 12/01/2021 (A)	150	163
Total System Services
3.750%, 06/01/2023	100	99
Tyco Electronics Group
3.125%, 08/15/2027	200	189
VeriSign
5.250%, 04/01/2025	100	103
4.750%, 07/15/2027	195	187
4.625%, 05/01/2023	25	25
Veritas US
10.500%, 02/01/2024 (A)	120	104
ViaSat
5.625%, 09/15/2025 (A)	148	141
Visa
4.300%, 12/14/2045	100	104
4.150%, 12/14/2035	130	135
3.650%, 09/15/2047	200	189
3.150%, 12/14/2025	200	195
2.800%, 12/14/2022	100	98
2.200%, 12/14/2020	200	197
2.150%, 09/15/2022	200	192
VMware
3.900%, 08/21/2027	30	28
2.950%, 08/21/2022	235	226
2.300%, 08/21/2020	230	224
West
8.500%, 10/15/2025 (A)	180	174
Western Digital
4.750%, 02/15/2026	420	414
Xerox
5.625%, 12/15/2019	100	103

34	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.070%, 03/17/2022	$100	$100
3.625%, 03/15/2023	350	339
Xilinx
3.000%, 03/15/2021	150	149

		37,188

Materials — 1.2%
Air Products & Chemicals
3.350%, 07/31/2024	100	99
Albemarle
4.150%, 12/01/2024	100	102
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	215
Aleris International
9.500%, 04/01/2021 (A)	95	99
Allegheny Technologies
7.875%, 08/15/2023	75	81
ArcelorMittal
6.125%, 06/01/2025	100	108
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	290
4.625%, 05/15/2023 (A)	150	151
Axalta Coating Systems
4.875%, 08/15/2024 (A)	150	151
Ball
5.250%, 07/01/2025	190	196
4.875%, 03/15/2026	175	174
4.375%, 12/15/2020	160	163
4.000%, 11/15/2023	150	147
Barrick
5.250%, 04/01/2042	100	107
Barrick North America Finance
4.400%, 05/30/2021	43	44
Bemis
3.100%, 09/15/2026	100	92
Berry Global
5.500%, 05/15/2022	100	103
5.125%, 07/15/2023	125	126
4.500%, 02/15/2026 (A)	100	95
BHP Billiton Finance USA
5.000%, 09/30/2043	100	113
2.875%, 02/24/2022	155	153
Big River Steel
7.250%, 09/01/2025 (A)	110	115
Blue Cube Spinco
10.000%, 10/15/2025	100	117
9.750%, 10/15/2023	100	115
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	83	86
Celanese US Holdings
5.875%, 06/15/2021	30	32
4.625%, 11/15/2022	30	31

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CF Industries
3.450%, 06/01/2023	$120	$114
Chemours
7.000%, 05/15/2025	230	248
6.625%, 05/15/2023	80	84
5.375%, 05/15/2027	75	74
Cleveland-Cliffs
5.750%, 03/01/2025 (A)	195	188
Constellium
5.875%, 02/15/2026 (A)	250	246
Coveris Holdings
7.875%, 11/01/2019 (A)	100	102
Crown Americas
4.750%, 02/01/2026 (A)	185	179
CVR Partners
9.250%, 06/15/2023 (A)	85	87
Dow Chemical
8.550%, 05/15/2019	200	212
4.375%, 11/15/2042	100	97
4.250%, 11/15/2020	100	102
4.250%, 10/01/2034	100	98
3.500%, 10/01/2024	100	98
3.000%, 11/15/2022	50	49
E.I. du Pont de Nemours
4.900%, 01/15/2041	100	105
4.625%, 01/15/2020	100	103
2.800%, 02/15/2023	100	97
Eastman Chemical
4.650%, 10/15/2044	100	101
3.800%, 03/15/2025	100	100
Ecolab
4.350%, 12/08/2021	82	85
3.950%, 12/01/2047	20	19
3.250%, 12/01/2027	35	33
2.700%, 11/01/2026	20	18
2.375%, 08/10/2022	150	145
Fibria Overseas Finance
5.500%, 01/17/2027	50	52
4.000%, 01/14/2025	50	48
FMG Resources August 2006 Pty
5.125%, 03/15/2023 (A)	165	164
5.125%, 05/15/2024 (A)	90	89
4.750%, 05/15/2022 (A)	125	124
Freeport-McMoRan
6.875%, 02/15/2023	200	215
4.550%, 11/14/2024	100	96
3.875%, 03/15/2023	350	336
3.100%, 03/15/2020	200	197
Georgia-Pacific
8.875%, 05/15/2031	100	147
Goldcorp
3.700%, 03/15/2023	100	98

Adviser Managed Trust / Quarterly Report / April 30, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hecla Mining
6.875%, 05/01/2021	$100	$101
Hexion
10.375%, 02/01/2022 (A)	90	88
Hudbay Minerals
7.625%, 01/15/2025 (A)	130	138
INEOS Group Holdings
5.625%, 08/01/2024 (A)	200	202
International Flavors & Fragrances
4.375%, 06/01/2047	30	29
International Paper
7.500%, 08/15/2021	68	76
5.150%, 05/15/2046	100	102
4.800%, 06/15/2044	100	99
4.750%, 02/15/2022	100	104
4.350%, 08/15/2048	100	91
INVISTA Finance
4.250%, 10/15/2019 (A)	100	100
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	125	138
Koppers
6.000%, 02/15/2025 (A)	100	102
Lubrizol
6.500%, 10/01/2034	100	132
LYB International Finance BV
4.875%, 03/15/2044	50	51
LYB International Finance II BV
3.500%, 03/02/2027	64	61
LyondellBasell Industries
4.625%, 02/26/2055	100	95
Martin Marietta Materials
4.250%, 07/02/2024	100	102
Momentive Performance Materials
3.880%, 10/24/2021	145	153
Monsanto
4.700%, 07/15/2064	50	47
4.400%, 07/15/2044	150	142
3.375%, 07/15/2024	100	97
Mosaic
4.250%, 11/15/2023	125	125
Newmont Mining
6.250%, 10/01/2039	50	60
4.875%, 03/15/2042	125	129
3.500%, 03/15/2022	100	100
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	88
Nucor
6.400%, 12/01/2037	100	127
4.000%, 08/01/2023	100	102
Nutrien
5.250%, 01/15/2045	70	74
4.125%, 03/15/2035	200	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 12/15/2026	$50	$49
3.625%, 03/15/2024	50	49
3.000%, 04/01/2025	100	94
OCI
6.625%, 04/15/2023 (A)	200	203
Olin
5.125%, 09/15/2027	90	88
5.000%, 02/01/2030	150	143
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	95	97
5.000%, 01/15/2022 (A)	115	117
Packaging Corp of America
3.400%, 12/15/2027	235	221
2.450%, 12/15/2020	35	34
Platform Specialty Products
6.500%, 02/01/2022 (A)	168	172
5.875%, 12/01/2025 (A)	235	229
PQ
6.750%, 11/15/2022 (A)	127	134
Praxair
3.200%, 01/30/2026	100	97
2.450%, 02/15/2022	200	194
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	103
Rayonier AM Products
5.500%, 06/01/2024 (A)	100	97
Resolute Forest Products
5.875%, 05/15/2023	100	101
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	100	104
5.125%, 07/15/2023 (A)	300	302
Rio Tinto Finance USA
4.125%, 08/21/2042	100	100
3.750%, 06/15/2025	350	353
RPM International
5.250%, 06/01/2045	50	53
Sherwin-Williams
7.250%, 06/15/2019	100	105
4.500%, 06/01/2047	129	126
3.450%, 06/01/2027	160	151
3.125%, 06/01/2024	25	24
2.750%, 06/01/2022	200	194
2.250%, 05/15/2020	300	295
Sonoco Products
5.750%, 11/01/2040	100	113
Southern Copper
6.750%, 04/16/2040	100	121
5.375%, 04/16/2020	200	208
3.875%, 04/23/2025	60	60
SPCM
4.875%, 09/15/2025 (A)	75	73

36	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Industries
6.000%, 10/15/2025 (A)	$250	$260
5.500%, 02/15/2023 (A)	100	103
5.375%, 11/15/2024 (A)	250	253
4.750%, 01/15/2028 (A)	135	126
Steel Dynamics
5.500%, 10/01/2024	100	103
5.125%, 10/01/2021	100	102
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	147	151
Teck Resources
8.500%, 06/01/2024 (A)	50	56
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	74
Tronox
6.500%, 04/15/2026 (A)	175	174
United States Steel
6.875%, 08/15/2025	121	123
6.250%, 03/15/2026	265	263
US Concrete
6.375%, 06/01/2024	100	103
Vale
5.625%, 09/11/2042	100	104
Vale Overseas
6.875%, 11/21/2036	150	174
6.250%, 08/10/2026	100	110
4.375%, 01/11/2022	40	41
Vulcan Materials
4.700%, 03/01/2048 (A)	100	96
Westlake Chemical
4.375%, 11/15/2047	100	93
WestRock
3.000%, 09/15/2024 (A)	200	189
WestRock RKT
4.000%, 03/01/2023	200	202
WR Grace & Company
5.125%, 10/01/2021 (A)	100	103

		18,508

Real Estate — 1.0%
Alexandria Real Estate Equities
4.600%, 04/01/2022	350	362
American Campus Communities Operating Partnership
3.625%, 11/15/2027	230	214
3.350%, 10/01/2020	50	50
American Tower
4.000%, 06/01/2025	100	99
3.600%, 01/15/2028	200	187
3.450%, 09/15/2021	150	150
3.375%, 10/15/2026	150	139
3.300%, 02/15/2021	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 01/15/2027	$100	$90
2.800%, 06/01/2020	100	99
AvalonBay Communities MTN
3.500%, 11/15/2024	100	98
3.500%, 11/15/2025	100	98
3.350%, 05/15/2027	200	191
Boston Properties
3.200%, 01/15/2025	100	95
3.125%, 09/01/2023	150	146
Brixmor Operating Partnership
4.125%, 06/15/2026	25	24
3.875%, 08/15/2022	30	30
3.650%, 06/15/2024	50	48
3.250%, 09/15/2023	50	48
CBL & Associates
5.950%, 12/15/2026	150	120
Corporate Office Properties
5.000%, 07/01/2025	50	51
Crown Castle International
5.250%, 01/15/2023	125	132
4.750%, 05/15/2047	25	25
4.450%, 02/15/2026	65	65
4.000%, 03/01/2027	20	19
3.800%, 02/15/2028	50	47
3.650%, 09/01/2027	135	127
3.400%, 02/15/2021	55	55
3.200%, 09/01/2024	35	33
3.150%, 07/15/2023	30	29
2.250%, 09/01/2021	55	53
CubeSmart
3.125%, 09/01/2026	50	46
CyrusOne
5.000%, 03/15/2024	145	145
DDR
4.700%, 06/01/2027	35	35
3.625%, 02/01/2025	87	83
Digital Realty Trust
3.950%, 07/01/2022	100	101
3.700%, 08/15/2027	50	48
2.750%, 02/01/2023	200	190
Duke Realty
3.875%, 10/15/2022	150	151
EPR Properties
4.750%, 12/15/2026	100	98
Equinix
5.875%, 01/15/2026	150	155
5.375%, 01/01/2022	200	207
5.375%, 04/01/2023	150	154
5.375%, 05/15/2027	240	244
ERP Operating
4.000%, 08/01/2047	200	189
3.375%, 06/01/2025	100	97

Adviser Managed Trust / Quarterly Report / April 30, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 08/01/2027	$200	$190
2.375%, 07/01/2019	150	149
Essex Portfolio
4.500%, 03/15/2048	50	49
3.375%, 04/15/2026	100	95
Federal Realty Investment Trust
4.500%, 12/01/2044	50	51
Five Point Operating
7.875%, 11/15/2025 (A)	100	102
GLP Capital
5.375%, 11/01/2023	50	52
5.375%, 04/15/2026	300	302
4.875%, 11/01/2020	100	102
Greystar Real Estate Partners
5.750%, 12/01/2025 (A)	80	79
HCP
5.375%, 02/01/2021	200	209
4.000%, 12/01/2022	50	50
4.000%, 06/01/2025	100	98
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	37
Highwoods Realty
3.200%, 06/15/2021	100	99
Hospitality Properties Trust
4.950%, 02/15/2027	70	70
4.500%, 03/15/2025	50	50
4.375%, 02/15/2030	50	47
3.950%, 01/15/2028	30	27
Host Hotels & Resorts
4.000%, 06/15/2025	65	63
3.875%, 04/01/2024	100	98
Howard Hughes
5.375%, 03/15/2025 (A)	245	244
Hudson Pacific Properties
3.950%, 11/01/2027	200	188
Iron Mountain
6.000%, 08/15/2023	100	103
5.250%, 03/15/2028 (A)	174	164
4.875%, 09/15/2027 (A)	225	212
iStar
5.000%, 07/01/2019	150	150
Kennedy-Wilson
5.875%, 04/01/2024	190	187
Kilroy Realty
4.375%, 10/01/2025	100	100
Kimco Realty
4.450%, 09/01/2047	200	186
3.300%, 02/01/2025	200	189
3.200%, 05/01/2021	370	368
Lamar Media
5.375%, 01/15/2024	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Liberty Property
3.375%, 06/15/2023	$95	$93
Life Storage
3.875%, 12/15/2027	50	47
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	108	110
4.500%, 09/01/2026	135	127
Mid-America Apartments
4.000%, 11/15/2025	50	49
3.600%, 06/01/2027	200	190
MPT Operating Partnership
6.375%, 03/01/2024	100	105
5.250%, 08/01/2026	75	73
5.000%, 10/15/2027	220	208
National Retail Properties
4.000%, 11/15/2025	65	64
3.600%, 12/15/2026	50	47
3.500%, 10/15/2027	200	186
Omega Healthcare Investors
5.250%, 01/15/2026	100	100
Outfront Media Capital
5.625%, 02/15/2024	200	202
Physicians Realty
3.950%, 01/15/2028	50	47
Prologis
3.750%, 11/01/2025	65	65
Public Storage
3.094%, 09/15/2027	30	28
2.370%, 09/15/2022	200	192
QCP SNF West
8.125%, 11/01/2023 (A)	130	142
Realogy Group
5.250%, 12/01/2021 (A)	100	101
4.875%, 06/01/2023 (A)	50	49
Realty Income
4.650%, 08/01/2023	150	155
3.250%, 10/15/2022	160	157
Regency Centers
4.400%, 02/01/2047	35	33
3.600%, 02/01/2027	30	28
Sabra Health Care
5.500%, 02/01/2021	50	51
SBA Communications
4.875%, 07/15/2022	100	100
4.875%, 09/01/2024	150	144
4.000%, 10/01/2022 (A)	265	253
Select Income
4.500%, 02/01/2025	100	98
Simon Property Group
4.250%, 11/30/2046	50	48
3.500%, 09/01/2025	150	146

38	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 12/01/2027	$100	$94
3.250%, 11/30/2026	50	48
2.750%, 06/01/2023	100	96
2.625%, 06/15/2022	50	48
2.500%, 09/01/2020	100	99
SL Green Operating Partnership
3.250%, 10/15/2022	200	194
Tanger Properties
3.125%, 09/01/2026	50	45
UDR MTN
3.750%, 07/01/2024	100	99
Uniti Group
8.250%, 10/15/2023	210	201
7.125%, 12/15/2024 (A)	100	92
6.000%, 04/15/2023 (A)	33	32
Ventas Realty
4.000%, 03/01/2028	100	96
3.250%, 10/15/2026	50	46
2.700%, 04/01/2020	280	277
VEREIT Operating Partnership
4.875%, 06/01/2026	30	30
4.600%, 02/06/2024	25	25
4.125%, 06/01/2021	20	20
3.950%, 08/15/2027	40	37
Vornado Realty
3.500%, 01/15/2025	100	95
Washington Prime Group
5.950%, 08/15/2024	200	188
Welltower
6.500%, 03/15/2041	70	85
4.950%, 01/15/2021	145	150
4.250%, 04/01/2026	50	49
WeWork
7.875%, 05/01/2025 (A)	130	126
Weyerhaeuser
7.375%, 03/15/2032	100	130
WP Carey
4.600%, 04/01/2024	150	151

		15,170

Telecommunication Services — 2.0%
Acosta
7.750%, 10/01/2022 (A)	100	59
Altice Financing
7.500%, 05/15/2026 (A)	425	419
6.625%, 02/15/2023 (A)	400	400
Altice France
7.375%, 05/01/2026 (A)	950	921
6.250%, 05/15/2024 (A)	225	214
6.000%, 05/15/2022 (A)	700	690
Altice Luxembourg
7.750%, 05/15/2022 (A)	500	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.625%, 02/15/2025 (A)	$250	$225
Altice US Finance I
5.500%, 05/15/2026 (A)	328	321
5.375%, 07/15/2023 (A)	150	150
America Movil
6.375%, 03/01/2035	200	239
6.125%, 03/30/2040	100	118
5.000%, 03/30/2020	250	257
AT&T
6.000%, 08/15/2040	100	110
5.700%, 03/01/2057	250	262
5.650%, 02/15/2047	50	53
5.450%, 03/01/2047	100	102
5.300%, 08/14/2058	150	152
5.250%, 03/01/2037	50	51
5.150%, 03/15/2042	250	249
5.150%, 11/15/2046 (A)	588	578
5.150%, 02/14/2050	110	111
5.150%, 02/15/2050 (A)	200	196
4.900%, 08/14/2037	445	451
4.900%, 08/15/2037 (A)	200	196
4.800%, 06/15/2044	100	95
4.750%, 05/15/2046	235	219
4.500%, 05/15/2035	250	238
4.350%, 06/15/2045	100	88
4.300%, 02/15/2030 (A)	567	549
4.250%, 03/01/2027	150	149
4.125%, 02/17/2026	250	247
4.100%, 02/15/2028 (A)	416	404
3.950%, 01/15/2025	100	99
3.900%, 03/11/2024	100	100
3.900%, 08/14/2027	120	121
3.800%, 03/01/2024	50	50
3.400%, 08/14/2024	100	101
3.400%, 05/15/2025	350	333
3.200%, 03/01/2022	465	459
Block Communications
6.875%, 02/15/2025 (A)	50	50
British Telecommunications
9.125%, 12/15/2030	150	216
CenturyLink
7.500%, 04/01/2024	350	357
Cequel Communications Holdings
5.125%, 12/15/2021 (A)	200	198
Cequel Communications Holdings I
7.500%, 04/01/2028 (A)	200	203
5.125%, 12/15/2021 (A)	100	99
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	124
Consolidated Communications
6.500%, 10/01/2022	100	92

Adviser Managed Trust / Quarterly Report / April 30, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Telekom International Finance
8.750%, 06/15/2030	$200	$276
Frontier Communications
11.000%, 09/15/2025	770	591
10.500%, 09/15/2022	510	449
8.500%, 04/01/2026 (A)	245	238
6.875%, 01/15/2025	100	61
Grupo Televisa
5.000%, 05/13/2045	200	180
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	96
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	260	255
8.000%, 02/15/2024 (A)	200	211
5.500%, 08/01/2023	300	252
Intelsat Luxembourg
8.125%, 06/01/2023	150	94
7.750%, 06/01/2021	185	125
Koninklijke
8.375%, 10/01/2030	50	67
Level 3 Financing
6.125%, 01/15/2021	5	5
5.375%, 08/15/2022	300	301
5.375%, 01/15/2024	140	139
5.375%, 05/01/2025	150	148
5.250%, 03/15/2026	100	97
5.125%, 05/01/2023	200	198
Level 3 Parent
5.750%, 12/01/2022	200	201
Midcontinent Communications
6.875%, 08/15/2023 (A)	75	79
Nokia
4.375%, 06/12/2027	25	23
3.375%, 06/12/2022	120	116
Orange
9.000%, 03/01/2031	100	143
5.500%, 02/06/2044	25	29
1.625%, 11/03/2019	100	98
Rogers Communications
5.000%, 03/15/2044	100	106
4.300%, 02/15/2048	40	38
2.900%, 11/15/2026	100	92
Sable International Finance
6.875%, 08/01/2022 (A)	200	210
Sprint
7.875%, 09/15/2023	750	804
7.625%, 02/15/2025	200	211
7.625%, 03/01/2026	385	406
7.250%, 09/15/2021	315	334
7.125%, 06/15/2024	450	466
Telecom Italia
5.303%, 05/30/2024 (A)	200	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telefonica Emisiones
7.045%, 06/20/2036	$100	$126
5.134%, 04/27/2020	100	104
4.103%, 03/08/2027	250	247
Telefonica Emisiones SAU
4.895%, 03/06/2048	150	149
4.665%, 03/06/2038	150	148
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	200	191
Telesat Canada
8.875%, 11/15/2024 (A)	120	131
T-Mobile
6.500%, 01/15/2026	250	266
6.375%, 03/01/2025	300	315
T-Mobile USA
6.836%, 04/28/2023	200	207
6.500%, 01/15/2024	150	157
6.000%, 03/01/2023	200	207
6.000%, 04/15/2024	500	524
5.375%, 04/15/2027	100	101
4.750%, 02/01/2028	235	226
4.500%, 02/01/2026	160	154
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	210
UPC Holding BV
5.500%, 01/15/2028 (A)	200	185
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	195
Verizon Communications
5.012%, 04/15/2049	267	266
5.012%, 08/21/2054	379	368
4.862%, 08/21/2046	400	391
4.812%, 03/15/2039	100	99
4.672%, 03/15/2055	117	107
4.522%, 09/15/2048	453	420
4.500%, 08/10/2033	300	295
4.272%, 01/15/2036	600	563
4.150%, 03/15/2024	450	459
4.125%, 08/15/2046	150	131
3.500%, 11/01/2024	500	491
3.376%, 02/15/2025	200	193
2.625%, 08/15/2026	150	135
Videotron
5.375%, 06/15/2024 (A)	100	103
5.125%, 04/15/2027 (A)	100	98
Virgin Media Secured Finance
5.250%, 01/15/2026 (A)	450	429
Vodafone Group
6.150%, 02/27/2037	200	228
2.950%, 02/19/2023	300	289
Wind Tre
5.000%, 01/20/2026 (A)	350	294

40	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Windstream Services
8.750%, 12/15/2024 (A)	$64	$38
8.625%, 10/31/2025 (A)	125	115
6.375%, 08/01/2023	150	88
WTT Investment
5.500%, 11/21/2022 (A)	200	195
Zayo Group
6.375%, 05/15/2025	200	207
6.000%, 04/01/2023	170	175
5.750%, 01/15/2027 (A)	275	273
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	200	187
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	300	283

		29,699

Utilities — 1.7%
AEP Texas
3.800%, 10/01/2047	100	94
2.400%, 10/01/2022	200	191
AEP Transmission
3.750%, 12/01/2047 (A)	50	47
AES
6.000%, 05/15/2026	100	105
5.125%, 09/01/2027	76	77
4.500%, 03/15/2023	45	45
4.000%, 03/15/2021	225	226
Alabama Power
3.750%, 03/01/2045	100	95
Ameren
2.700%, 11/15/2020	100	99
Ameren Illinois
3.250%, 03/01/2025	100	98
American Water Capital
6.593%, 10/15/2037	100	132
2.950%, 09/01/2027	200	187
AmeriGas Partners
5.875%, 08/20/2026	120	119
5.750%, 05/20/2027	100	96
5.625%, 05/20/2024	170	169
5.500%, 05/20/2025	90	89
Appalachian Power
7.000%, 04/01/2038	100	135
4.450%, 06/01/2045	100	103
3.400%, 06/01/2025	100	98
Arizona Public Service
2.950%, 09/15/2027	100	94
Atmos Energy
4.125%, 10/15/2044	100	102
Avangrid
3.150%, 12/01/2024	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baltimore Gas & Electric
3.750%, 08/15/2047	$100	$95
2.400%, 08/15/2026	50	45
Berkshire Hathaway Energy
6.125%, 04/01/2036	247	310
3.800%, 07/15/2048 (A)	25	23
3.250%, 04/15/2028 (A)	30	29
2.800%, 01/15/2023 (A)	40	39
2.375%, 01/15/2021 (A)	25	24
Black Hills
3.950%, 01/15/2026	100	99
Calpine
6.000%, 01/15/2022 (A)	200	204
5.750%, 01/15/2025	300	275
5.375%, 01/15/2023	300	288
5.250%, 06/01/2026 (A)	150	144
CenterPoint Energy
2.500%, 09/01/2022	150	144
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	200	217
CenterPoint Energy Resources
4.500%, 01/15/2021	100	103
Cleco Corporate Holdings
4.973%, 05/01/2046	35	34
3.743%, 05/01/2026	50	47
CMS Energy
3.450%, 08/15/2027	50	48
Commonwealth Edison
4.000%, 03/01/2048	100	99
3.700%, 03/01/2045	50	47
2.950%, 08/15/2027	100	95
Connecticut Light & Power
4.300%, 04/15/2044	200	210
4.150%, 06/01/2045	100	102
Consolidated Edison
2.000%, 05/15/2021	100	96
Consolidated Edison of New York
6.300%, 08/15/2037	100	128
4.450%, 03/15/2044	200	208
4.300%, 12/01/2056	100	101
3.850%, 06/15/2046	100	96
Consumers Energy
3.950%, 05/15/2043	50	50
2.850%, 05/15/2022	100	98
Delmarva Power & Light
4.150%, 05/15/2045	50	50
Dominion Energy
5.200%, 08/15/2019	100	103
4.050%, 09/15/2042	100	95
2.850%, 08/15/2026	30	27
2.750%, 09/15/2022	250	240
2.579%, 07/01/2020	100	98

Adviser Managed Trust / Quarterly Report / April 30, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 12/01/2019	$100	$99
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	26
3.600%, 12/15/2024	100	98
2.500%, 12/15/2019	50	49
DTE Electric
3.750%, 08/15/2047	100	95
3.700%, 03/15/2045	50	48
3.700%, 06/01/2046	50	47
DTE Energy
3.300%, 06/15/2022	50	49
2.850%, 10/01/2026	50	46
2.400%, 12/01/2019	125	123
Duke Energy
3.750%, 04/15/2024	100	100
3.750%, 09/01/2046	100	90
3.150%, 08/15/2027	200	187
2.650%, 09/01/2026	200	181
2.400%, 08/15/2022	100	95
Duke Energy Carolinas
4.250%, 12/15/2041	100	103
3.950%, 03/15/2048	50	50
3.050%, 03/15/2023	50	50
2.950%, 12/01/2026	100	95
Duke Energy Florida
6.400%, 06/15/2038	450	596
3.200%, 01/15/2027	50	48
Duke Energy Indiana
3.750%, 05/15/2046	50	47
Duke Energy Ohio
3.700%, 06/15/2046	14	13
Duke Energy Progress
4.150%, 12/01/2044	50	51
3.600%, 09/15/2047	100	93
Edison International
4.125%, 03/15/2028	150	149
2.950%, 03/15/2023	50	48
2.400%, 09/15/2022	80	76
El Paso Electric
5.000%, 12/01/2044	50	51
Emera US Finance
4.750%, 06/15/2046	35	35
3.550%, 06/15/2026	235	223
2.150%, 06/15/2019	20	20
Entergy
5.125%, 09/15/2020	100	104
4.000%, 07/15/2022	100	101
2.950%, 09/01/2026	100	92
Entergy Arkansas
3.700%, 06/01/2024	100	101
Entergy Mississippi
2.850%, 06/01/2028	25	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eversource Energy
3.150%, 01/15/2025	$100	$96
2.900%, 10/01/2024	200	190
Exelon
5.625%, 06/15/2035	100	117
5.100%, 06/15/2045	100	110
3.950%, 06/15/2025	100	99
Exelon Generation
6.250%, 10/01/2039	300	322
5.600%, 06/15/2042	100	102
4.250%, 06/15/2022	100	102
2.950%, 01/15/2020	100	100
FirstEnergy
7.375%, 11/15/2031	70	92
4.250%, 03/15/2023	40	40
Florida Power & Light
5.950%, 02/01/2038	200	254
4.050%, 10/01/2044	200	203
Fortis
3.055%, 10/04/2026	100	92
Georgia Power
4.300%, 03/15/2042	125	125
2.000%, 09/08/2020	200	195
Great Plains Energy
4.850%, 06/01/2021	155	160
InterGen
7.000%, 06/30/2023 (A)	200	199
Interstate Power & Light
3.700%, 09/15/2046	50	47
ITC Holdings
3.250%, 06/30/2026	30	28
Kansas City Power & Light
4.200%, 06/15/2047	100	99
Kentucky Utilities
5.125%, 11/01/2040	194	226
MidAmerican Energy
3.950%, 08/01/2047	50	50
3.650%, 08/01/2048	150	141
3.100%, 05/01/2027	50	48
National Fuel Gas
5.200%, 07/15/2025	100	103
3.950%, 09/15/2027	200	191
Nevada Power
2.750%, 04/15/2020	150	150
NextEra Energy Capital Holdings
2.800%, 01/15/2023	100	96
2.400%, 09/15/2019	150	149
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	158	147
4.250%, 09/15/2024 (A)	36	35
NiSource
5.950%, 06/15/2041	100	118

42	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.650%, 02/01/2045	$50	$58
4.375%, 05/15/2047	150	148
3.950%, 03/30/2048	100	93
3.490%, 05/15/2027	50	48
Northern States Power
4.125%, 05/15/2044	200	205
3.600%, 09/15/2047	100	94
2.200%, 08/15/2020	100	98
NRG Energy
7.250%, 05/15/2026	140	149
6.625%, 01/15/2027	175	180
6.250%, 07/15/2022	150	154
6.250%, 05/01/2024	150	155
5.750%, 01/15/2028 (A)	209	207
NRG Yield Operating
5.375%, 08/15/2024	100	100
NSTAR Electric
3.200%, 05/15/2027	100	96
Ohio Edison
6.875%, 07/15/2036	200	262
Oklahoma Gas & Electric
3.850%, 08/15/2047	50	48
Oncor Electric Delivery
3.800%, 09/30/2047 (A)	100	96
3.750%, 04/01/2045	100	95
2.950%, 04/01/2025	50	48
Pacific Gas & Electric
6.050%, 03/01/2034	400	470
5.800%, 03/01/2037	100	114
4.750%, 02/15/2044	50	51
4.300%, 03/15/2045	30	28
3.950%, 12/01/2047 (A)	100	90
PacifiCorp
3.600%, 04/01/2024	100	101
PECO Energy
3.700%, 09/15/2047	100	95
Piedmont Natural Gas
3.640%, 11/01/2046	25	23
Pinnacle West Capital
2.250%, 11/30/2020	45	44
Potomac Electric Power
6.500%, 11/15/2037	100	132
PPL Capital Funding
4.000%, 09/15/2047	100	94
3.400%, 06/01/2023	100	98
PPL Electric Utilities
4.150%, 10/01/2045	100	103
Progress Energy
4.400%, 01/15/2021	100	102
PSEG Power
8.625%, 04/15/2031	200	262
3.000%, 06/15/2021	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Electric & Gas MTN
3.000%, 05/15/2027	$100	$95
Public Service Enterprise Group
2.000%, 11/15/2021	100	95
Public Service of Colorado
3.800%, 06/15/2047	100	96
San Diego Gas & Electric
3.750%, 06/01/2047	150	145
Sempra Energy
3.800%, 02/01/2038	100	93
3.250%, 06/15/2027	200	187
2.900%, 02/01/2023	15	15
2.850%, 11/15/2020	100	99
2.400%, 03/15/2020	50	49
South Carolina Electric & Gas
5.100%, 06/01/2065	100	101
4.500%, 06/01/2064	100	92
Southern
4.400%, 07/01/2046	200	197
4.250%, 07/01/2036	30	30
3.250%, 07/01/2026	200	188
2.950%, 07/01/2023	100	96
2.350%, 07/01/2021	50	49
2.150%, 09/01/2019	250	247
1.850%, 07/01/2019	35	35
Southern California Edison
5.950%, 02/01/2038	200	248
4.650%, 10/01/2043	100	108
3.500%, 10/01/2023	100	100
Southern Gas Capital
3.500%, 09/15/2021	200	200
Southern Power
4.950%, 12/15/2046	100	102
4.150%, 12/01/2025	100	101
2.500%, 12/15/2021	50	49
2.375%, 06/01/2020	50	49
Southwestern Electric Power
3.900%, 04/01/2045	50	47
Suburban Propane Partners
5.500%, 06/01/2024	100	96
Talen Energy Supply
10.500%, 01/15/2026 (A)	100	87
6.500%, 06/01/2025	128	93
TECO Finance
5.150%, 03/15/2020	100	103
TerraForm Power Operating
5.000%, 01/31/2028 (A)	147	137
4.250%, 01/31/2023 (A)	70	67
Union Electric
3.650%, 04/15/2045	100	94
Virginia Electric & Power
8.875%, 11/15/2038	150	243

Adviser Managed Trust / Quarterly Report / April 30, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 05/15/2045	$25	$25
3.800%, 09/15/2047	150	140
2.950%, 01/15/2022	300	296
2.750%, 03/15/2023	50	48
Vistra Energy
8.125%, 01/30/2026 (A)	113	124
8.000%, 01/15/2025 (A)	200	217
7.625%, 11/01/2024	190	204
7.375%, 11/01/2022	440	464
6.750%, 11/01/2019	95	96
Washington Gas Light MTN
3.796%, 09/15/2046	135	130
WEC Energy Group
3.550%, 06/15/2025	100	98
2.450%, 06/15/2020	100	99
Westar Energy
4.250%, 12/01/2045	100	102
Wisconsin Power & Light
3.050%, 10/15/2027	200	189
Xcel Energy
4.700%, 05/15/2020	125	128
2.600%, 03/15/2022	50	49

		24,770

Total Corporate Obligations (Cost $462,789) ($ Thousands)		452,838

U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bonds
6.250%, 08/15/2023	2,500	2,922
5.375%, 02/15/2031	500	628
5.000%, 05/15/2037	1,250	1,614
4.750%, 02/15/2037	1,750	2,194
4.750%, 02/15/2041	2,510	3,208
4.625%, 02/15/2040	2,000	2,506
4.500%, 02/15/2036	4,500	5,446
4.500%, 05/15/2038	150	184
4.375%, 02/15/2038	1,000	1,204
4.375%, 05/15/2040	750	910
4.250%, 05/15/2039	250	298
3.875%, 08/15/2040	1,225	1,389
3.625%, 02/15/2044	4,680	5,128
3.375%, 05/15/2044	3,055	3,212
3.125%, 08/15/2044	800	805
3.000%, 05/15/2042	3,000	2,966
3.000%, 11/15/2044	6,025	5,929
3.000%, 05/15/2045	700	688
3.000%, 11/15/2045	1,500	1,475
3.000%, 02/15/2047	2,350	2,308
3.000%, 05/15/2047	1,500	1,472
3.000%, 02/15/2048	1,000	982

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.875%, 05/15/2043	$3,125	$3,012
2.875%, 08/15/2045	750	720
2.875%, 11/15/2046	2,750	2,635
2.750%, 08/15/2047	3,500	3,267
2.750%, 11/15/2047	2,700	2,519
2.625%, 11/15/2020	3,500	3,503
2.500%, 02/15/2045	3,500	3,122
2.500%, 02/15/2046	2,700	2,400
2.500%, 05/15/2046	2,650	2,354
2.250%, 02/15/2027	2,500	2,368
2.250%, 08/15/2046	4,500	3,784
U.S. Treasury Notes
3.625%, 08/15/2019	1,500	1,523
3.625%, 02/15/2020	2,250	2,295
3.625%, 02/15/2021	7,500	7,704
3.500%, 05/15/2020	4,500	4,587
3.125%, 05/15/2021	6,250	6,336
2.750%, 11/15/2023	4,500	4,482
2.750%, 02/15/2024	750	746
2.625%, 08/15/2020	1,500	1,503
2.625%, 02/28/2023	9,000	8,936
2.500%, 05/15/2024	5,450	5,340
2.500%, 01/31/2025	3,000	2,928
2.375%, 01/31/2023	11,000	10,802
2.375%, 05/15/2027	5,000	4,779
2.250%, 07/31/2021	4,000	3,947
2.250%, 12/31/2023	2,000	1,938
2.250%, 01/31/2024	1,000	969
2.250%, 11/15/2024	5,000	4,810
2.250%, 12/31/2024	2,000	1,922
2.250%, 11/15/2025	3,500	3,342
2.250%, 08/15/2027	7,000	6,611
2.250%, 11/15/2027	3,000	2,829
2.125%, 08/31/2020	9,000	8,912
2.125%, 01/31/2021	1,500	1,481
2.125%, 09/30/2021	2,500	2,454
2.125%, 12/31/2021	1,000	980
2.125%, 02/29/2024	1,500	1,442
2.125%, 03/31/2024	1,500	1,441
2.125%, 05/15/2025	2,500	2,376
2.000%, 09/30/2020	7,000	6,907
2.000%, 10/31/2021	2,000	1,954
2.000%, 11/15/2021	5,000	4,885
2.000%, 12/31/2021	5,000	4,876
2.000%, 02/15/2022	3,000	2,923
2.000%, 10/31/2022	10,000	9,676
2.000%, 11/30/2022	8,000	7,737
2.000%, 05/31/2024	4,000	3,807
2.000%, 02/15/2025	2,850	2,693
2.000%, 08/15/2025	5,200	4,890
2.000%, 11/15/2026	4,000	3,719
1.875%, 01/31/2022	4,500	4,366

44	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.875%, 02/28/2022	$2,000	$1,939
1.875%, 03/31/2022	1,500	1,453
1.875%, 04/30/2022	3,000	2,903
1.875%, 07/31/2022	3,000	2,895
1.875%, 08/31/2024	6,000	5,655
1.750%, 09/30/2019	8,800	8,719
1.750%, 11/15/2020	8,000	7,838
1.750%, 12/31/2020	3,500	3,424
1.750%, 11/30/2021	5,000	4,838
1.750%, 05/31/2022	3,500	3,367
1.750%, 06/30/2022	4,000	3,845
1.750%, 01/31/2023	2,000	1,908
1.750%, 05/15/2023	1,750	1,664
1.625%, 07/31/2019	1,130	1,120
1.625%, 03/15/2020	1,000	984
1.625%, 08/31/2022	10,000	9,542
1.625%, 05/31/2023	2,000	1,889
1.625%, 02/15/2026	2,650	2,411
1.625%, 05/15/2026	3,500	3,175
1.500%, 05/31/2019	1,150	1,140
1.500%, 05/31/2020	5,000	4,896
1.500%, 07/15/2020	2,000	1,956
1.500%, 02/28/2023	750	707
1.500%, 03/31/2023	2,000	1,882
1.500%, 08/15/2026	3,500	3,132
1.375%, 02/15/2020	750	736
1.375%, 02/29/2020	8,000	7,842
1.375%, 05/31/2020	750	733
1.375%, 01/31/2021	3,500	3,386
1.375%, 04/30/2021	4,000	3,855
1.375%, 05/31/2021	3,000	2,887
1.375%, 08/31/2023	1,500	1,393
1.375%, 09/30/2023	1,000	927
1.250%, 06/30/2019	4,000	3,950
1.250%, 08/31/2019	8,000	7,881
1.250%, 03/31/2021	5,000	4,807
1.250%, 10/31/2021	3,000	2,856
1.125%, 04/30/2020	1,000	973
1.125%, 02/28/2021	3,500	3,358
1.125%, 06/30/2021	5,000	4,767
1.125%, 07/31/2021	5,500	5,236
1.125%, 08/31/2021	4,000	3,802
1.125%, 09/30/2021	6,500	6,169
1.000%, 09/30/2019	3,000	2,942
1.000%, 11/15/2019	5,000	4,893
0.875%, 05/15/2019	3,500	3,449
0.875%, 06/15/2019	2,000	1,968

Total U.S. Treasury Obligations (Cost $418,127) ($ Thousands)		405,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 22.6%

Agency Mortgage-Backed Obligations — 21.7%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	$1,298	$1,418
5.000%, 09/01/2023 to 11/01/2041	2,120	2,265
4.500%, 08/01/2040 to 07/01/2045	3,464	3,637
4.000%, 03/01/2019 to 08/01/2047	16,473	16,864
3.500%, 10/01/2020 to 02/01/2048	29,600	29,494
3.000%, 09/01/2029 to 03/01/2047	23,242	22,556
2.500%, 10/01/2029 to 02/01/2032	6,280	6,109
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	770
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	757	774
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (D)	500	503
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	750	759
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/2025 (D)	900	904
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	385
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl AM
3.276%, 08/25/2027	700	687
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/2027 (D)	700	687
FNMA
6.000%, 07/01/2036 to 10/01/2039	782	870
5.500%, 01/01/2035 to 09/01/2041	2,270	2,486
5.000%, 07/01/2040 to 05/01/2042	4,022	4,324
4.500%, 04/01/2019 to 01/01/2099	6,822	7,163
4.000%, 09/01/2018 to 02/01/2048	27,687	28,266
3.500%, 01/01/2027 to 06/01/2047	36,662	36,585
3.000%, 08/01/2029 to 01/01/2047	38,057	37,124
2.500%, 07/01/2028 to 03/01/2043	8,578	8,363
1.875%, 09/24/2026	300	272
FNMA TBA
4.500%, 05/01/2038	6,000	6,250
4.000%, 05/01/2039	4,000	4,074
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	498	493
FNMA, Ser 2014-M11, Cl 2A
3.411%, 08/25/2026 (D)	935	927
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	335

Adviser Managed Trust / Quarterly Report / April 30, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (D)	$542	$498
FNMA, Ser M1, Cl A2
3.086%, 12/25/2027 (D)	115	111
GNMA
6.500%, 11/15/2038	95	108
5.500%, 01/15/2033 to 10/20/2043	1,069	1,166
5.000%, 10/15/2033 to 11/20/2046	1,559	1,659
4.500%, 04/15/2040 to 04/20/2047	4,445	4,667
4.000%, 04/15/2040 to 07/20/2047	26,563	27,275
3.500%, 06/20/2042 to 08/20/2047	34,331	34,435
3.000%, 05/15/2042 to 05/20/2047	20,958	20,506
GNMA TBA
3.500%, 05/15/2041	4,000	4,005

		319,774

Non-Agency Mortgage-Backed Obligations — 0.9%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	193
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/2050	150	146
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	545
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	270
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	300	292
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	276
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	702
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	245	246
CSAIL Commercial Mortgage Trust, Ser 2017- CX10, Cl A5
3.458%, 11/15/2050	325	317
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (D)	350	351
GS Mortgage Securities Trust, Ser 2014- GC20, Cl A5
3.998%, 04/10/2047	265	272
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	500	495
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	500	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (D)	$295	$304
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	507
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	650	657
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/2045	600	589
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,011
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl ASB
3.140%, 05/15/2049	1,000	988
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl A3
2.791%, 11/15/2049	500	468
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	302
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	637
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	1,000	1,002
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A1
1.577%, 01/15/2059	326	321
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	300	298
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	500	501
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	258
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	299

		12,732

Total Mortgage-Backed Securities (Cost $343,646) ($ Thousands)		332,506

46	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 15.4%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	$300	$337
Argentine Republic Government International Bond
8.280%, 12/31/2033	911	977
7.625%, 04/22/2046	850	822
7.500%, 04/22/2026	1,350	1,415
7.125%, 07/06/2036	450	428
7.125%, 06/28/2117 (A)	500	444
6.875%, 04/22/2021	1,000	1,050
6.875%, 01/26/2027	850	847
6.875%, 01/11/2048	400	356
6.625%, 07/06/2028	400	386
5.875%, 01/11/2028	800	733
5.625%, 01/26/2022	625	630
4.625%, 01/11/2023	200	191
3.750%, 03/31/2019 (C)	750	489
Armenia Government International Bond
7.150%, 03/26/2025	200	215
Asian Development Bank MTN
2.750%, 03/17/2023	300	297
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	199
3.500%, 09/01/2032 (A)	200	164
Bahamas Government International Bond
6.000%, 11/21/2028 (A)	200	207
Bahrain Government International Bond
7.500%, 09/20/2047 (A)	300	271
7.000%, 01/26/2026 (A)	200	198
7.000%, 10/12/2028 (A)	200	191
6.750%, 09/20/2029 (A)	200	184
6.125%, 07/05/2022 (A)	400	402
6.125%, 08/01/2023 (A)	200	199
6.000%, 09/19/2044 (A)	200	161
5.875%, 01/26/2021 (A)	200	201
5.500%, 03/31/2020 (A)	400	400
Belarus Government International Bond
7.625%, 06/29/2027 (A)	100	108
6.875%, 02/28/2023 (A)	200	209
Belize Government International Bond
4.938%, 02/20/2034 (C)	100	59
Bolivian Government International Bond
5.950%, 08/22/2023	200	213
4.500%, 03/20/2028 (A)	200	187
Brazilian Government International Bond
8.250%, 01/20/2034	650	805
7.125%, 01/20/2037	200	228
6.000%, 04/07/2026	1,000	1,081
5.625%, 01/07/2041	550	523
5.625%, 02/21/2047	500	471
5.000%, 01/27/2045	650	562
4.875%, 01/22/2021	650	671

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.625%, 01/13/2028		$500	$482
4.250%, 01/07/2025		900	886
2.625%, 01/05/2023		550	518
Bundesobligation
0.250%, 10/16/2020	EUR	230	283
0.083%, 04/17/2020		175	214
0.000%, 04/08/2022		550	671
Bundesrepublik Deutschland Bundesanleihe
4.750%, 07/04/2034		521	994
2.500%, 07/04/2044		350	549
2.000%, 08/15/2023		490	655
0.500%, 02/15/2025		300	370
0.500%, 02/15/2028		280	336
0.154%, 08/15/2026		500	586
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	230
Canadian Government International Bond
5.000%, 06/01/2037	CAD	150	164
3.500%, 12/01/2045		175	167
2.250%, 06/01/2025		419	327
2.000%, 11/15/2022		$365	351
0.750%, 09/01/2020	CAD	860	653
Chile Government International Bond
3.875%, 08/05/2020		$150	153
3.860%, 06/21/2047		500	470
3.250%, 09/14/2021		200	200
3.240%, 02/06/2028		300	287
3.125%, 01/21/2026		610	587
2.250%, 10/30/2022		150	143
China Government International Bond
2.625%, 11/02/2027		200	192
2.125%, 11/02/2022		200	193
Colombia Government International Bond
7.375%, 09/18/2037		525	665
6.125%, 01/18/2041		700	791
5.625%, 02/26/2044		500	536
5.000%, 06/15/2045		900	891
4.500%, 01/28/2026		500	510
4.375%, 07/12/2021		450	461
4.000%, 02/26/2024		600	599
3.875%, 04/25/2027		800	772
2.625%, 03/15/2023		300	284
Costa Rica Government International Bond
7.158%, 03/12/2045		200	203
7.000%, 04/04/2044 (A)		200	199
4.375%, 04/30/2025 (A)		200	185
4.250%, 01/26/2023 (A)		200	192
Croatia Government International Bond
6.750%, 11/05/2019		300	315
6.625%, 07/14/2020 (A)		200	213
6.375%, 03/24/2021		350	376
6.000%, 01/26/2024		450	490

Adviser Managed Trust / Quarterly Report / April 30, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.500%, 04/04/2023	$250	$265
Dominican Republic Government International Bond
7.500%, 05/06/2021	200	211
6.875%, 01/29/2026 (A)	400	433
6.850%, 01/27/2045	400	413
6.600%, 01/28/2024	200	213
5.950%, 01/25/2027 (A)	400	409
5.875%, 04/18/2024	200	207
5.500%, 01/27/2025	200	201
Dominican Republic International Bond
7.450%, 04/30/2044	250	274
6.500%, 02/15/2048 (A)	200	198
Ecuador Government International Bond
10.750%, 03/28/2022 (A)	400	422
10.500%, 03/24/2020	200	206
9.650%, 12/13/2026 (A)	400	394
9.625%, 06/02/2027 (A)	200	196
8.875%, 10/23/2027 (A)	600	566
8.750%, 06/02/2023 (A)	400	392
7.950%, 06/20/2024	400	376
7.875%, 01/23/2028 (A)	500	442
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)	600	643
7.903%, 02/21/2048 (A)	400	405
7.500%, 01/31/2027 (A)	800	844
6.875%, 04/30/2040	300	285
6.588%, 02/21/2028 (A)	200	197
6.125%, 01/31/2022 (A)	400	411
5.875%, 06/11/2025	400	393
5.750%, 04/29/2020	200	205
El Salvador Government International Bond
8.625%, 02/28/2029 (A)	100	114
7.750%, 01/24/2023	150	161
7.650%, 06/15/2035	60	62
7.625%, 02/01/2041 (A)	300	312
7.375%, 12/01/2019	150	155
6.375%, 01/18/2027	200	198
5.875%, 01/30/2025	200	196
Ethiopia Government International Bond
6.625%, 12/11/2024	200	202
Export Development Canada
2.000%, 05/17/2022	200	193
1.625%, 12/03/2019	300	295
1.625%, 01/17/2020	250	246
1.375%, 10/21/2021	100	95
Export-Import Bank of Korea
4.375%, 09/15/2021	200	205
2.875%, 01/21/2025	200	187
2.625%, 05/26/2026	200	181
2.250%, 01/21/2020	200	197

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
FMS Wertmanagement MTN
1.750%, 01/24/2020		$200	$197
1.000%, 08/16/2019		500	490
French Republic Government Bond OAT
4.750%, 04/25/2035	EUR	145	272
4.500%, 04/25/2041		130	253
4.250%, 10/25/2023		858	1,272
3.750%, 04/25/2021		700	949
3.250%, 10/25/2021		600	813
3.250%, 05/25/2045		400	665
2.750%, 10/25/2027		220	316
2.500%, 05/25/2030		1,130	1,607
2.000%, 05/25/2048 (A)		165	217
1.250%, 05/25/2036 (A)		140	168
0.500%, 05/25/2025		840	1,024
Gabon Government International Bond
6.950%, 06/16/2025		$200	199
6.375%, 12/12/2024		200	195
Georgia Government International Bond
6.875%, 04/12/2021 (A)		200	215
Ghana Government International Bond
10.750%, 10/14/2030		300	388
8.125%, 01/18/2026		200	214
7.875%, 08/07/2023		200	217
Guatemala Government International Bond
5.750%, 06/06/2022 (A)		200	211
4.875%, 02/13/2028		200	197
4.375%, 06/05/2027 (A)		200	192
Honduras Government International Bond
7.500%, 03/15/2024		200	217
6.250%, 01/19/2027 (A)		150	155
Hungary Government International Bond
7.625%, 03/29/2041		300	422
6.375%, 03/29/2021		650	700
6.250%, 01/29/2020		350	368
5.750%, 11/22/2023		400	437
5.375%, 02/21/2023		400	428
5.375%, 03/25/2024		750	806
Indonesia Government International Bond MTN
8.500%, 10/12/2035		300	420
7.750%, 01/17/2038		300	399
6.750%, 01/15/2044 (A)		275	341
6.625%, 02/17/2037		300	358
5.950%, 01/08/2046 (A)		400	453
5.875%, 03/13/2020		100	105
5.875%, 01/15/2024 (A)		300	326
5.375%, 10/17/2023 (A)		200	213
5.250%, 01/17/2042 (A)		600	620
5.250%, 01/08/2047 (A)		400	413
5.125%, 01/15/2045 (A)		400	405
4.875%, 05/05/2021 (A)		450	466

48	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.750%, 01/08/2026 (A)		$400	$413
4.750%, 07/18/2047 (A)		200	194
4.625%, 04/15/2043 (A)		400	382
4.350%, 01/08/2027 (A)		600	601
4.350%, 01/11/2048 (A)		300	279
4.125%, 01/15/2025 (A)		400	399
4.100%, 04/24/2028		250	245
3.850%, 07/18/2027 (A)		400	386
3.750%, 04/25/2022 (A)		400	399
3.700%, 01/08/2022 (A)		200	199
3.500%, 01/11/2028		200	187
3.375%, 04/15/2023 (A)		200	194
2.950%, 01/11/2023		200	192
Iraq Government AID Bond
2.149%, 01/18/2022		720	701
Iraq Government International Bond
6.752%, 03/09/2023 (A)		200	200
5.800%, 01/15/2028 (A)		500	471
Israel Government International Bond
4.500%, 01/30/2043		200	201
4.000%, 06/30/2022		200	205
3.250%, 01/17/2028		300	288
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034	EUR	330	542
5.000%, 08/01/2039		200	335
4.750%, 09/01/2028 (A)		654	1,005
4.000%, 09/01/2020		310	411
3.750%, 05/01/2021		307	412
3.500%, 06/01/2018		452	548
3.250%, 09/01/2046 (A)		315	417
2.500%, 05/01/2019		1,300	1,615
2.500%, 12/01/2024		325	427
2.250%, 09/01/2036 (A)		285	336
2.150%, 12/15/2021		643	830
2.000%, 12/01/2025		450	568
2.000%, 02/01/2028		220	271
1.050%, 12/01/2019		422	521
0.650%, 11/01/2020		785	966
0.650%, 10/15/2023		700	840
Italy Government International Bond MTN
6.875%, 09/27/2023		$100	115
5.375%, 06/15/2033		150	172
Ivory Coast Government International Bond
6.375%, 03/03/2028		200	201
6.125%, 06/15/2033 (A)		200	189
5.750%, 12/31/2032		378	362
5.375%, 07/23/2024		200	196
Jamaica Government International Bond
8.000%, 03/15/2039		200	237
7.875%, 07/28/2045		200	235
6.750%, 04/28/2028		500	552

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Bank for International Cooperation
2.875%, 06/01/2027		$200	$194
2.875%, 07/21/2027		200	194
2.500%, 06/01/2022		200	194
2.375%, 07/21/2022		100	97
2.250%, 02/24/2020		200	198
2.125%, 07/21/2020		100	98
2.125%, 02/10/2025		200	186
1.875%, 07/21/2026		200	180
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		100	102
Japan Government Five Year Bond
0.200%, 12/20/2018	JPY	292,550	2,679
0.100%, 06/20/2019		63,500	582
0.100%, 06/20/2020		115,500	1,061
0.100%, 09/20/2020		209,300	1,923
0.100%, 09/20/2021		252,000	2,320
0.100%, 12/20/2021		205,000	1,888
0.100%, 09/20/2022		119,000	1,097
0.100%, 03/20/2023		89,100	823
Japan Government Forty Year Bond
0.900%, 03/20/2057		25,400	234
Japan Government Ten Year Bond
0.700%, 12/20/2022		70,250	666
0.600%, 03/20/2023		117,100	1,107
0.500%, 09/20/2024		339,450	3,211
0.400%, 09/20/2025		60,000	565
0.100%, 03/20/2026		81,850	754
0.100%, 09/20/2026		141,200	1,300
0.100%, 03/20/2027		120,000	1,104
0.100%, 09/20/2027		73,600	677
0.100%, 03/20/2028		30,000	275
Japan Government Thirty Year Bond
2.500%, 03/20/2036		184,150	2,276
1.700%, 09/20/2044		296,650	3,371
0.800%, 06/20/2047		14,000	130
0.800%, 09/20/2047		38,000	353
0.600%, 12/20/2046		18,000	159
0.500%, 09/20/2046		17,000	147
0.300%, 06/20/2046		13,350	109
Japan Government Twenty Year Bond
2.100%, 03/20/2030		231,500	2,601
1.600%, 03/20/2033		130,250	1,418
1.500%, 03/20/2033		140,600	1,512
0.600%, 12/20/2036		63,000	589
0.600%, 09/20/2037		56,000	520
0.500%, 09/20/2036		22,000	202
Jordan Government International Bond
7.375%, 10/10/2047 (A)		$300	292
6.125%, 01/29/2026 (A)		200	196
5.750%, 01/31/2027 (A)		200	190

Adviser Managed Trust / Quarterly Report / April 30, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)	$250	$298
5.125%, 07/21/2025 (A)	550	586
4.875%, 10/14/2044 (A)	200	196
3.875%, 10/14/2024 (A)	400	401
Kenya Government International Bond
8.250%, 02/28/2048 (A)	200	206
7.250%, 02/28/2028 (A)	200	206
6.875%, 06/24/2024	400	415
5.875%, 06/24/2019	200	203
Korea Government International Bond
3.875%, 09/11/2023	200	204
2.750%, 01/19/2027	200	188
Kuwait Government International Bond
3.500%, 03/20/2027 (A)	750	722
2.750%, 03/20/2022 (A)	950	920
Lebanon Government International Bond MTN
8.250%, 04/12/2021	500	511
7.250%, 03/23/2037	200	178
7.000%, 03/23/2032	200	177
6.850%, 03/23/2027	400	364
6.650%, 11/03/2028	250	221
6.650%, 02/26/2030	550	478
6.600%, 11/27/2026	800	721
6.375%, 03/09/2020	200	199
6.100%, 10/04/2022	600	571
6.000%, 01/27/2023	50	47
5.800%, 04/14/2020	550	538
5.450%, 11/28/2019	250	246
Mexico Government International Bond
8.125%, 12/30/2019	100	110
6.750%, 09/27/2034	625	759
6.050%, 01/11/2040	900	989
5.750%, 10/12/2110	250	246
5.550%, 01/21/2045	600	638
4.750%, 03/08/2044	1,100	1,034
4.600%, 01/23/2046	800	733
4.600%, 02/10/2048	800	732
4.350%, 01/15/2047	1,000	884
4.150%, 03/28/2027	1,300	1,282
4.125%, 01/21/2026	900	897
4.000%, 10/02/2023	850	859
3.750%, 01/11/2028	400	377
3.625%, 03/15/2022	600	603
3.600%, 01/30/2025	900	876
3.500%, 01/21/2021	100	101
Mongolia Government International Bond MTN
8.750%, 03/09/2024 (A)	200	222
5.625%, 05/01/2023 (A)	200	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.125%, 12/05/2022	$200	$192
Morocco Government International Bond
5.500%, 12/11/2042 (A)	200	208
4.250%, 12/11/2022 (A)	200	201
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	205
Nigeria Government International Bond
7.875%, 02/16/2032 (A)	400	431
7.625%, 11/28/2047 (A)	300	302
7.143%, 02/23/2030 (A)	400	409
6.500%, 11/28/2027 (A)	200	201
6.375%, 07/12/2023	200	209
Nordic Investment Bank
2.500%, 04/28/2020	200	199
Oman Government International Bond
6.750%, 01/17/2048 (A)	500	471
6.500%, 03/08/2047 (A)	500	461
5.625%, 01/17/2028 (A)	600	573
5.375%, 03/08/2027 (A)	400	381
4.750%, 06/15/2026 (A)	400	372
4.125%, 01/17/2023 (A)	200	190
3.875%, 03/08/2022 (A)	200	192
3.625%, 06/15/2021 (A)	400	387
Pakistan Government International Bond
8.250%, 09/30/2025	200	207
6.875%, 12/05/2027 (A)	300	281
Panama Government International Bond
7.125%, 01/29/2026	100	119
6.700%, 01/26/2036	500	618
5.200%, 01/30/2020	550	571
4.500%, 05/15/2047	400	390
4.500%, 04/16/2050	400	386
4.300%, 04/29/2053	200	188
4.000%, 09/22/2024	350	354
3.875%, 03/17/2028	600	590
3.750%, 03/16/2025	700	695
Paraguay Government International Bond
6.100%, 08/11/2044	200	217
5.000%, 04/15/2026 (A)	200	203
4.700%, 03/27/2027 (A)	200	199
Peruvian Government International Bond
8.750%, 11/21/2033	250	368
7.350%, 07/21/2025	650	798
6.550%, 03/14/2037	500	628
5.625%, 11/18/2050	550	644
4.125%, 08/25/2027	450	463
Philippine Government International Bond
10.625%, 03/16/2025	100	142
9.500%, 02/02/2030	100	148
8.375%, 06/17/2019	300	318
7.750%, 01/14/2031	550	740
6.500%, 01/20/2020	200	212

50	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.375%, 01/15/2032	$100	$122
6.375%, 10/23/2034	550	690
5.500%, 03/30/2026	850	948
5.000%, 01/13/2037	300	329
4.200%, 01/21/2024	550	569
4.000%, 01/15/2021	350	358
3.950%, 01/20/2040	600	584
3.700%, 03/01/2041	600	561
3.700%, 02/02/2042	600	559
3.000%, 02/01/2028	900	840
Poland Government International Bond
6.375%, 07/15/2019	750	781
5.125%, 04/21/2021	450	475
5.000%, 03/23/2022	675	716
4.000%, 01/22/2024	500	512
3.250%, 04/06/2026	600	584
3.000%, 03/17/2023	400	393
Province of Alberta Canada
3.300%, 03/15/2028	300	298
2.200%, 07/26/2022	200	192
1.900%, 12/06/2019	200	198
Province of British Columbia Canada
2.250%, 06/02/2026	100	93
2.000%, 10/23/2022	225	215
Province of Manitoba Canada
3.050%, 05/14/2024	100	99
2.125%, 05/04/2022	200	192
2.125%, 06/22/2026	100	91
Province of Ontario Canada
4.400%, 04/14/2020	200	206
2.550%, 02/12/2021	300	297
2.500%, 09/10/2021	200	196
2.500%, 04/27/2026	200	188
2.400%, 02/08/2022	300	292
2.250%, 05/18/2022	200	193
2.200%, 10/03/2022	300	288
Province of Quebec Canada
7.500%, 09/15/2029	300	410
3.500%, 07/29/2020	250	254
2.750%, 04/12/2027	250	239
2.375%, 01/31/2022	300	292
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	293
6.400%, 01/20/2040 (A)	200	236
5.750%, 01/20/2042 (A)	200	219
5.250%, 01/20/2020 (A)	450	464
5.103%, 04/23/2048 (A)	1,250	1,239
4.625%, 06/02/2046 (A)	400	376
4.500%, 01/20/2022 (A)	350	359
4.500%, 04/23/2028 (A)	650	649
3.875%, 04/23/2023 (A)	500	498
3.250%, 06/02/2026 (A)	800	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.375%, 06/02/2021 (A)	$800	$771
Republic of Belarus International Bond
6.200%, 02/28/2030 (A)	200	193
Romanian Government International Bond MTN
6.750%, 02/07/2022 (A)	400	440
6.125%, 01/22/2044 (A)	200	232
4.875%, 01/22/2024 (A)	300	312
4.375%, 08/22/2023 (A)	300	304
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	925	1,495
7.500%, 03/31/2030	1,446	1,613
5.875%, 09/16/2043 (A)	1,600	1,732
5.625%, 04/04/2042 (A)	700	734
5.000%, 04/29/2020	400	409
4.875%, 09/16/2023 (A)	600	621
4.500%, 04/04/2022 (A)	400	406
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)	700	671
4.625%, 10/04/2047 (A)	900	824
4.500%, 04/17/2030 (A)	700	690
4.500%, 10/26/2046 (A)	1,300	1,175
4.000%, 04/17/2025 (A)	600	591
3.625%, 03/04/2028 (A)	1,130	1,057
3.250%, 10/26/2026 (A)	1,200	1,108
2.875%, 03/04/2023 (A)	550	525
2.375%, 10/26/2021 (A)	1,050	1,006
Senegal Government International Bond
6.250%, 07/30/2024	200	205
6.250%, 05/23/2033 (A)	400	386
Serbia Government International Bond
7.250%, 09/28/2021	450	497
4.875%, 02/25/2020	200	204
South Africa Government International Bond
6.875%, 05/27/2019	250	259
6.250%, 03/08/2041	200	209
5.875%, 05/30/2022	200	213
5.875%, 09/16/2025	300	315
5.650%, 09/27/2047	300	287
5.500%, 03/09/2020	350	362
5.375%, 07/24/2044	200	186
5.000%, 10/12/2046	200	176
4.875%, 04/14/2026	300	295
4.850%, 09/27/2027	300	291
4.665%, 01/17/2024	300	299
4.300%, 10/12/2028	400	367
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	400	409
6.825%, 07/18/2026 (A)	200	203
6.750%, 04/18/2028 (A)	200	199
6.250%, 10/04/2020 (A)	200	206
6.250%, 07/27/2021 (A)	200	206

Adviser Managed Trust / Quarterly Report / April 30, 2018	51

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.200%, 05/11/2027 (A)		$300	$289
6.125%, 06/03/2025		200	197
5.875%, 07/25/2022 (A)		200	202
5.750%, 01/18/2022 (A)		200	201
Suriname Government International Bond
9.250%, 10/26/2026 (A)		200	206
Svensk Exportkredit MTN
2.875%, 03/14/2023		500	496
2.375%, 03/09/2022		200	196
1.875%, 06/23/2020		200	196
1.750%, 05/18/2020		200	196
Tajikistan Government International Bond
7.125%, 09/14/2027 (A)		200	185
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)		300	306
Turkey Government International Bond
8.000%, 02/14/2034		100	115
7.500%, 11/07/2019		450	474
7.375%, 02/05/2025		650	712
7.250%, 03/05/2038		200	213
7.000%, 06/05/2020		350	370
6.875%, 03/17/2036		600	616
6.750%, 05/30/2040		400	402
6.625%, 02/17/2045		650	634
6.250%, 09/26/2022		500	526
6.125%, 10/24/2028		200	199
6.000%, 03/25/2027		1,000	1,004
6.000%, 01/14/2041		600	552
5.750%, 03/22/2024		550	558
5.750%, 05/11/2047		1,000	873
5.625%, 03/30/2021		150	155
5.125%, 03/25/2022		450	455
4.875%, 10/09/2026		900	841
4.875%, 04/16/2043		625	497
4.250%, 04/14/2026		500	452
3.250%, 03/23/2023		200	184
Ukraine Government AID Bond
1.847%, 05/29/2020		263	259
Ukraine Government International Bond
7.750%, 09/01/2019 (A)		200	207
7.750%, 09/01/2020 (A)		400	416
7.750%, 09/01/2021 (A)		400	413
7.750%, 09/01/2025 (A)		400	397
7.750%, 09/01/2026 (A)		400	394
7.750%, 09/01/2027 (A)		500	490
7.375%, 09/25/2032 (A)		500	462
United Kingdom Gilt
4.750%, 12/07/2038	GBP	220	458
4.500%, 09/07/2034		128	246
4.250%, 06/07/2032		75	136
4.250%, 06/07/2032		448	816

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.250%, 12/07/2040	GBP	318	$635
3.750%, 09/07/2021		732	1,104
3.750%, 07/22/2052		755	1,575
3.500%, 01/22/2045		215	399
3.500%, 07/22/2068		40	90
2.250%, 09/07/2023		470	686
2.000%, 07/22/2020		296	419
2.000%, 09/07/2025		165	239
1.750%, 07/22/2019		490	684
1.500%, 07/22/2026		483	674
1.500%, 07/22/2047		165	210
Uruguay Government International Bond
7.625%, 03/21/2036		$400	521
5.100%, 06/18/2050		1,005	987
4.975%, 04/20/2055		490	472
4.500%, 08/14/2024		500	514
4.375%, 10/27/2027		600	605
4.125%, 11/20/2045		200	177
Vietnam Government International Bond
6.750%, 01/29/2020		150	158
4.800%, 11/19/2024		200	203
Zambia Government International Bond
8.970%, 07/30/2027		200	201
8.500%, 04/14/2024		200	202
5.375%, 09/20/2022		200	183

Total Sovereign Debt (Cost $225,737) ($ Thousands)			227,137

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB
1.620%, 04/20/2021		250	242
1.500%, 12/19/2019		250	246
FHLB
5.500%, 07/15/2036		225	292
1.875%, 11/29/2021		500	485
1.625%, 06/14/2019		1,250	1,240
1.500%, 10/21/2019		2,000	1,973
1.375%, 05/28/2019		1,455	1,440
1.375%, 11/15/2019		425	418
1.125%, 07/14/2021		750	715
FHLMC
6.750%, 03/15/2031		500	678
6.250%, 07/15/2032		300	399
2.375%, 01/13/2022		375	369
1.375%, 05/01/2020		1,200	1,173
1.250%, 07/26/2019		250	246
FHLMC MTN
1.875%, 11/17/2020		3,000	2,942
1.500%, 01/17/2020		1,000	984

52	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
6.625%, 11/15/2030	$475	$636
2.625%, 09/06/2024	600	587
2.125%, 04/24/2026	205	191
1.950%, 11/09/2020	2,500	2,452
1.875%, 12/28/2020	1,100	1,079
1.750%, 09/12/2019	750	743
1.625%, 01/21/2020	375	370
1.500%, 06/22/2020	300	293
1.500%, 07/30/2020	1,000	976
0.875%, 08/02/2019	250	245
FNMA, Ser M2, Cl A2
2.999%, 01/25/2028 (D)	350	333
McDonald’s MTN
3.800%, 04/01/2028	50	50
Tennessee Valley Authority
5.250%, 09/15/2039	275	346
4.250%, 09/15/2065	500	555
3.500%, 12/15/2042	125	126
2.875%, 09/15/2024	500	494
2.875%, 02/01/2027	150	146
2.250%, 03/15/2020	2,000	1,989

Total U.S. Government Agency Obligations (Cost $25,918) ($ Thousands)		25,453

MUNICIPAL BONDS — 0.5%

California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	200	277
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	200	196
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	266
7.550%, 04/01/2039	350	523
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	24
California State, East Bay Municipal Utility
District, Water System Revenue, Sub-Ser, RB
5.874%, 06/01/2040	200	257
California State, GO
3.500%, 04/01/2028	25	25
California State, GO Callable 10/01/2019 @ 100
2.193%, 04/01/2047 (E)	300	298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO Callable 04/01/2028 @ 100
4.600%, 04/01/2038	$30	$31
4.500%, 04/01/2033	50	52
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	243
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	270
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	255

		2,717

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	200	232

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	99	122
6.637%, 04/01/2057	200	245

		367

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	400	373
4.950%, 06/01/2023	100	102

		475

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	331
7.102%, 01/01/2041	350	498

		829

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	215
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	67
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	128
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	112
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	336

		858

Adviser Managed Trust / Quarterly Report / April 30, 2018	53

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Ohio — 0.0%
American Municipal Power, Ser B, RB
8.084%, 02/15/2050	$100	$164

South Carolina — 0.0%
South Carolina State, Public Service
Authority, Ser D, RB
2.388%, 12/01/2023	50	47

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	102

Texas — 0.1%
Houston, Ser A, GO
6.290%, 03/01/2032	85	98
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	20	18
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	247
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	227
University of Texas System, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	46

		636

Total Municipal Bonds (Cost $6,337) ($ Thousands)		6,427

ASSET-BACKED SECURITIES — 0.4%
Ally Auto Receivables Trust, Ser 2018-2, Cl A3
2.920%, 11/15/2022	145	145
Ally Master Owner Trust, Ser 2018-1, Cl A2
2.700%, 01/17/2023	100	99
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	500	492
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	250	246
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	300	294

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	$250	$242
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.400%, 08/15/2021	650	640
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/2024	300	289
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	300	295
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	466
Citibank Credit Card Issuance Trust, Ser 2016-A1, Cl A1
1.750%, 11/19/2021	305	300
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3
1.920%, 04/07/2022	500	491
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/2021	200	199
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A3
1.670%, 06/15/2021	400	395
Ford Credit Floorplan Master Owner Trust, Ser 2017-2, Cl A1
2.160%, 09/15/2022	250	246
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	296
GS Mortgage Securities Trust, Ser 2014- GC20, Cl AS
4.258%, 04/10/2047	297	298
Honda Auto Receivables Owner Trust, Ser 2017-1, Cl A3
1.720%, 07/21/2021	400	395
Hyundai Auto Receivables Trust, Ser 2018-A, Cl A3
2.790%, 07/15/2022	100	100
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/2022	120	120
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	200	195

Total Asset-Backed Securities (Cost $6,336) ($ Thousands)		6,243

54	Adviser Managed Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Tactical Offensive Fixed Income Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Comstock Resources, Expires 06/15/2020 Strike Price $0 *(F)	275	$2

Total Warrants (Cost $—) ($ Thousands)		2

Total Investments in Securities— 98.8% (Cost $1,488,890) ($ Thousands)		$1,455,698

A list of the open forward foreign currency contracts held by the Fund at April 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Thousands)
Brown Brothers Harriman	05/02/18	GBP	6,154	USD	8,714	$239
Brown Brothers Harriman	05/02/18	EUR	17,999	USD	22,351	605
Brown Brothers Harriman	05/02/18	JPY	3,821,262	USD	36,055	1,133

						$1,977

Percentages are based on Net Assets of $1,473,462 ($ Thousands).

*	Non-income producing security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $144,566 ($ Thousands), representing 9.81% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specified date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

S&P— Standard & Poor’s

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of inputs used as of April 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$193	$452,645	$–	$452,838
U.S. Treasury Obligations	26,920	378,172	–	405,092
Mortgage-Backed Securities	–	332,506	–	332,506
Sovereign Debt	–	227,137	–	227,137
U.S. Government Agency
Obligations	–	25,453	–	25,453
Municipal Bonds	–	6,427	–	6,427
Asset-Backed Securities	–	6,243	–	6,243
Warrants	–	–	2	2

Total Investments in Securities	$27,113	$1,428,583	$2	$1,455,698

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$1,977	$—	$1,977

Total Other Financial Instruments	$—	$1,977	$—	$1,977

^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Forwards contracts are valued at the unrealized appreciation on the instruments.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / April 30, 2018	55

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2018

By
/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: June 29, 2018